ISHARES(Reg. TM) TRUST

Statement of Additional Information

Dated December 1, 2007
(as revised August 1, 2008)

This combined Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses (the "Prospectuses") for the following Funds of iShares Trust (the "Trust"), as such Prospectuses may be revised or supplemented from time to time:

iShares Cohen & Steers Realty Majors Index Fund iShares Dow Jones EPAC Select Dividend Index Fund iShares Dow Jones Select Dividend Index Fund iShares Dow Jones Transportation Average Index Fund iShares Dow Jones U.S. Aerospace & Defense Index Fund iShares Dow Jones U.S. Basic Materials Sector Index Fund iShares Dow Jones U.S. Broker-Dealers Index Fund iShares Dow Jones U.S. Consumer Goods Sector Index Fund iShares Dow Jones U.S. Consumer Services Sector Index Fund iShares Dow Jones U.S. Energy Sector Index Fund iShares Dow Jones U.S. Financial Sector Index Fund iShares Dow Jones U.S. Financial Services Index Fund iShares Dow Jones U.S. Healthcare Providers Index Fund iShares Dow Jones U.S. Healthcare Sector Index Fund iShares Dow Jones U.S. Home Construction Index Fund iShares Dow Jones U.S. Industrial Sector Index Fund iShares Dow Jones U.S. Insurance Index Fund iShares Dow Jones U.S. Medical Devices Index Fund iShares Dow Jones U.S. Oil Equipment & Services Index Fund iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund iShares Dow Jones U.S. Pharmaceuticals Index Fund iShares Dow Jones U.S. Real Estate Index Fund iShares Dow Jones U.S. Regional Banks Index Fund iShares Dow Jones U.S. Technology Sector Index Fund iShares Dow Jones U.S. Telecommunications Sector Index Fund iShares Dow Jones U.S. Index Fund (formerly, iShares Dow Jones U.S. Total Market
 Index Fund)
iShares Dow Jones U.S. Utilities Sector Index Fund iShares FTSE NAREIT Industrial/Office Index Fund iShares FTSE NAREIT Mortgage REITs Index Fund iShares FTSE NAREIT Real Estate 50 Index Fund iShares FTSE NAREIT Residential Index Fund iShares FTSE NAREIT Retail Index Fund iShares KLD 400 Social Index Fund iShares KLD Select Social/SM/ Index Fund iShares Morningstar Large Core Index Fund iShares Morningstar Large Growth Index Fund iShares Morningstar Large Value Index Fund iShares Morningstar Mid Core Index Fund iShares Morningstar Mid Growth Index Fund iShares Morningstar Mid Value Index Fund iShares Morningstar Small Core Index Fund iShares Morningstar Small Growth Index Fund iShares Morningstar Small Value Index Fund

The Prospectuses for the various iShares Funds included in this SAI are dated as follows: the iShares FTSE NAREIT Series, dated April 27, 2007; the iShares Dow Jones Series, dated August 1, 2007; the iShares Dow Jones Series, iShares KLD Series and iShares Cohen & Steers Series, dated August 1, 2007 and the iShares Morningstar Series, dated August 1, 2007. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Reports of the Trust for the above listed Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Prospectus and Annual Report may be obtained without charge by writing to the Trust's distributor, SEI Investments Distribution Co. (the "Distributor") at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares (1-800-474- 2737) or visiting WWW.ISHARES.COM.


iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                              TABLE OF CONTENTS


                                                                            PAGE
                                                                           -----
General Description of the Trust and its Funds                                 1
Exchange Listing and Trading                                                   3
Investment Strategies and Risks                                                4
   Lack of Diversification of Certain Funds                                    4
   Lending Portfolio Securities                                                6
   Repurchase Agreements                                                       7
   Reverse Repurchase Agreements                                               7
   Currency Transactions                                                       7
   Securities of Investment Companies                                          8
   Foreign Securities                                                          8
   Illiquid Securities                                                         8
   Short-Term Instruments and Temporary Investments                            8
   Futures and Options                                                         9
   Options on Futures Contracts                                                9
   Swap Agreements                                                            10
   Tracking Stocks                                                            10
   Future Developments                                                        10
General Considerations and Risks                                              10
   Risks of Derivatives                                                       10
   Risks of Equity Securities                                                 10
   Risks of Futures and Options Transactions                                  11
   Risks of Swap Agreements                                                   11
   Risks of Investing in Non-U.S. Equity Securities                           11
   Dividend Risk                                                              12
Proxy Voting Policy                                                           12
Portfolio Holdings Information                                                13
Construction and Maintenance Standards for the Underlying Indexes             15
Cohen & Steers Realty Majors Index                                            15
The Dow Jones Indexes Generally                                               15
   Dow Jones U.S. Basic Materials Index                                       16
   Dow Jones U.S. Consumer Goods Index                                        17
   Dow Jones U.S. Consumer Services Index                                     17
   Dow Jones U.S. Financials Index                                            17
   Dow Jones U.S. Financial Services Index                                    17
   Dow Jones U.S. Health Care Index                                           17
   Dow Jones U.S. Industrials Index                                           17

                                                                            PAGE
                                                                           -----
   Dow Jones U.S. Oil & Gas Index                                             17
   Dow Jones U.S. Real Estate Index                                           17
   Dow Jones U.S. Select Aerospace & Defense Index                            17
   Dow Jones U.S. Select Dividend Index                                       17
   Dow Jones U.S. Select Health Care Providers Index                          18
   Dow Jones U.S. Select Home Construction Index                              18
   Dow Jones U.S. Select Insurance Index                                      18
   Dow Jones U.S. Select Investment Services Index                            18
   Dow Jones U.S. Select Medical Equipment Index                              18
   Dow Jones U.S. Select Oil Equipment & Services Index                       18
   Dow Jones U.S. Select Oil Exploration & Production Index                   18
   Dow Jones U.S. Select Pharmaceuticals Index                                18
   Dow Jones U.S. Select Regional Banks Index                                 19
   Dow Jones U.S. Technology Index                                            19
   Dow Jones U.S. Select Telecommunications Index                             19
   Dow Jones U.S. Index (formerly, Dow Jones U.S. Total Market Index)         19
   Dow Jones Transportation Average Index                                     19
   Dow Jones U.S. Utilities Index                                             19
   Dow Jones EPAC Select Dividend Index                                       19
The FTSE NAREIT Indexes Generally                                             20
   FTSE NAREIT Industrial/Office Index                                        21
   FTSE NAREIT Mortgage REITs Index                                           21
   FTSE NAREIT Real Estate 50 Index                                           21
   FTSE NAREIT Residential Index                                              21
   FTSE NAREIT Retail Index                                                   21
The KLD Indexes                                                               22
   Domini 400 Social/SM/ Index                                                22
   KLD Select Social/SM/ Index                                                22
The Morningstar Indexes Generally                                             23
   Morningstar Large Core Index                                               24
   Morningstar Large Growth Index                                             24
   Morningstar Large Value Index                                              24
   Morningstar Mid Core Index                                                 24
   Morningstar Mid Growth Index                                               25
   Morningstar Mid Value Index                                                25
   Morningstar Small Core Index                                               25

                                                                            PAGE
                                                                           -----
   Morningstar Small Growth Index                                             25
   Morningstar Small Value Index                                              25

                                                                            PAGE
                                                                           -----
Investment Limitations                                                        27
Continuous Offering                                                           31
Management                                                                    31
   Trustees and Officers                                                      32
   Committees of the Board of Trustees                                        34
   Remuneration of Trustees                                                   36
   Control Persons and Principal Holders of Securities                        37
Investment Advisory, Administrative and Distribution Services                 44
   Investment Adviser                                                         44
   Portfolio Managers                                                         47
   Codes of Ethics                                                            54
   Administrator, Custodian and Transfer Agent                                54
   Distributor                                                                57
   Index Providers                                                            60
Brokerage Transactions                                                        61
Additional Information Concerning the Trust                                   71
   Shares                                                                     71

                                                                            PAGE
                                                                           -----
   Termination of the Trust or a Fund                                         71
   DTC Acts as Securities Depository for the Shares of the Funds              71
Creation and Redemption of Creation Unit Aggregations                         72
   Creation                                                                   72
   Fund Deposit                                                               72
   Procedures for Creation of Creation Unit Aggregations                      73
   Placement of Creation Orders for Domestic Funds Using the Clearing
    Process                                                                   74
   Placement of Creation Orders for Domestic Funds Outside the Clearing
    Process                                                                   74
   Placement of Creation Orders for the Foreign Fund                          75
   Acceptance of Orders for Creation Unit Aggregations                        76
   Creation Transaction Fee                                                   76
   Redemption of Shares in Creation Units Aggregations                        78
   Redemption Transaction Fee                                                 79
   Placement of Redemption Orders for Domestic Funds Using the Clearing
    Process                                                                   81
   Placement of Redemption Orders for Domestic Funds Outside the Clearing
    Process                                                                   82
   Placement of Redemption Orders for the Foreign Fund                        82
   Regular Holidays                                                           83
   Settlement Periods Greater than Seven Days for Year 2008                   86
Taxes                                                                         87
   Regulated Investment Company Qualifications                                87
   Taxation of RICs                                                           87
   Taxation of Certain Derivatives                                            88
   Excise Tax                                                                 88
   Net Capital Loss Carryforwards                                             88
   Funds Holding Foreign Investments                                          91
   Federal Tax Treatment of Complex Securities                                92
   Taxation of U.S. Shareholders                                              92
   Sales of Shares                                                            93
   Back-Up Withholding                                                        93
   Sections 351 and 362                                                       94
   Qualified Dividend Income                                                  94
   Corporate Dividends Received Deduction                                     94
   Reporting                                                                  94
   Other Taxes                                                                94
   Taxation of Non-U.S. Shareholders                                          94
Financial Statements                                                          96
Miscellaneous Information                                                     96

                                                                            PAGE
                                                                           -----
   Counsel                                                                    96
   Independent Registered Public Accounting Firm                              96
   Shareholder Communications to the Board                                    96

General Description of the Trust and its Funds

The Trust currently consists of over 125 investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following funds (each, a "Fund" and collectively, the "Funds"):


  .  iShares Cohen & Steers Realty Majors Index Fund

  .  iShares Dow Jones EPAC Select Dividend Index Fund

  .  iShares Dow Jones Select Dividend Index Fund

  .  iShares Dow Jones Transportation Average Index Fund

  .  iShares Dow Jones U.S. Aerospace & Defense Index Fund

  .  iShares Dow Jones U.S. Basic Materials Sector Index Fund

  .  iShares Dow Jones U.S. Broker-Dealers Index Fund

  .  iShares Dow Jones U.S. Consumer Goods Sector Index Fund

  .  iShares Dow Jones U.S. Consumer Services Sector Index Fund

  .  iShares Dow Jones U.S. Energy Sector Index Fund

  .  iShares Dow Jones U.S. Financial Sector Index Fund

  .  iShares Dow Jones U.S. Financial Services Index Fund

  .  iShares Dow Jones U.S. Healthcare Providers Index Fund

  .  iShares Dow Jones U.S. Healthcare Sector Index Fund

  .  iShares Dow Jones U.S. Home Construction Index Fund

  .  iShares Dow Jones U.S. Industrial Sector Index Fund

  .  iShares Dow Jones U.S. Insurance Index Fund

  .  iShares Dow Jones U.S. Medical Devices Index Fund

  .  iShares Dow Jones U.S. Oil Equipment & Services Index Fund

  .  iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

  .  iShares Dow Jones U.S. Pharmaceuticals Index Fund

  .  iShares Dow Jones U.S. Real Estate Index Fund

  .  iShares Dow Jones U.S. Regional Banks Index Fund

  .  iShares Dow Jones U.S. Technology Sector Index Fund

  .  iShares Dow Jones U.S. Telecommunications Sector Index Fund

  .  iShares Dow Jones U.S. Index Fund

  .  iShares Dow Jones U.S. Utilities Sector Index Fund

  .  iShares FTSE NAREIT Industrial/Office Index Fund

  .  iShares FTSE NAREIT Mortgage REITs Index Fund

  .  iShares FTSE NAREIT Real Estate 50 Index Fund

  .  iShares FTSE NAREIT Residential Index Fund

  .  iShares FTSE NAREIT Retail Index Fund

  .  iShares KLD 400 Social Index Fund

  .  iShares KLD Select Social/SM/ Index Fund

  .  iShares Morningstar Large Core Index Fund

  .  iShares Morningstar Large Growth Index Fund

  .  iShares Morningstar Large Value Index Fund

  .  iShares Morningstar Mid Core Index Fund

  .  iShares Morningstar Mid Growth Index Fund

  .  iShares Morningstar Mid Value Index Fund

  .  iShares Morningstar Small Core Index Fund

  .  iShares Morningstar Small Growth Index Fund

  .  iShares Morningstar Small Value Index Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an "Underlying Index") representing publicly-traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors ("BGFA" or the "Investment Adviser"), a subsidiary of BGI.


Each Fund offers and issues shares at their net asset value per share ("NAV") only in aggregations of a specified number of shares (each, a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The shares described in the applicable Prospectus and this SAI are listed and traded on national securities exchanges such as the American Stock Exchange ("AMEX"), the Chicago Board Options Exchange ("CBOE"), The NASDAQ Stock Market LLC ("Nasdaq"), the New York Stock Exchange ("NYSE") or NYSE Arca, Inc. ("NYSE Arca"). Shares may also be listed on certain non-U.S. exchanges, such as the Singapore Exchange and the German Stock Exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof.

The Trust reserves the right to offer a "cash" option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 110%, which BGFA may change from time to time, of the market value of the missing Deposit Securities.
See the CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.


Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the SHAREHOLDER INFORMATION section of the Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.

Shares of each Fund are listed on the AMEX, CBOE, Nasdaq or NYSE Arca (each, a "Listing Exchange") and trade throughout the day on the Listing Exchange and other secondary markets. In addition, certain Funds may be traded on certain foreign exchanges. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. Although listing requirements vary among exchanges, a Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which a Fund is based is no longer calculated or available, (iii) the "indicative optimized portfolio value" ("IOPV") of a Fund is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Funds, the Listing Exchange disseminates every 15 seconds through the facilities of the Consolidated Tape Association an updated IOPV for the Fund as calculated by an information provider or market data vendors. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.


An IOPV has an equity securities component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for a Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time, because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities. Therefore, a Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund's NAV, which is calculated only once a day.


In addition to the equity component described in the preceding paragraph, the IOPV for a Fund includes a cash component consisting of estimated accrued dividend and other income, less expenses.


The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund.

Investment Strategies and Risks
Each Fund seeks to achieve its investment objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. The adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.


Each Fund engages in "representative sampling," which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have an investment profile similar to the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the relevant Underlying Index.


LACK OF DIVERSIFICATION OF CERTAIN FUNDS. The following table sets forth the diversification status of each Fund:

DIVERSIFIED FUNDS                      NON-DIVERSIFIED FUNDS
----------------------------------     ------------------------------------------------------
iShares Dow Jones Select Dividend      iShares Cohen & Steers Realty Majors Index Fund
  Index Fund
iShares Dow Jones U.S. Index Fund      iShares Dow Jones EPAC Select Dividend Index Fund
iShares KLD 400 Social Index Fund      iShares Dow Jones Transportation Average Index Fund
iShares KLD Select Social/SM/          iShares Dow Jones U.S. Aerospace & Defense Index Fund
  Index Fund

DIVERSIFIED FUNDS                       NON-DIVERSIFIED FUNDS
-----------------------------------     ---------------------------------------------------------------------
iShares Morningstar Mid Core Index      iShares Dow Jones U.S. Basic Materials Sector Index Fund
  Fund
iShares Morningstar Mid Growth          iShares Dow Jones U.S. Broker-Dealers Index Fund
  Index Fund
iShares Morningstar Mid Value           iShares Dow Jones U.S. Consumer Goods Sector Index Fund
  Index Fund
iShares Morningstar Small Core          iShares Dow Jones U.S. Consumer Services Sector Index Fund
  Index Fund
iShares Morningstar Small Growth        iShares Dow Jones U.S. Energy Sector Index Fund
  Index Fund
iShares Morningstar Small Value         iShares Dow Jones U.S. Financial Sector Index Fund
  Index Fund
                                        iShares Dow Jones U.S. Financial Services Index Fund
                                        iShares Dow Jones U.S. Healthcare Providers Index Fund
                                        iShares Dow Jones U.S. Healthcare Sector Index Fund
                                        iShares Dow Jones U.S. Home Construction Index Fund

                                        iShares Dow Jones U.S. Industrial Sector Index Fund

                                        iShares Dow Jones U.S. Insurance Index Fund
                                        iShares Dow Jones U.S. Medical Devices Index Fund

                                        iShares Dow Jones U.S. Oil Equipment & Services Index Fund

                                        iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
                                        iShares Dow Jones U.S. Pharmaceuticals Index Fund

                                        iShares Dow Jones U.S. Real Estate Index Fund
                                        iShares Dow Jones U.S. Regional Banks Index Fund

                                        iShares Dow Jones U.S. Technology Sector Index Fund
                                        iShares Dow Jones U.S. Telecommunications Sector Index Fund

                                        iShares Dow Jones U.S. Utilities Sector Index Fund
                                        iShares FTSE NAREIT Industrial/Office Index Fund
                                        iShares FTSE NAREIT Mortgage REITs Index Fund
                                        iShares FTSE NAREIT Real Estate 50 Index Fund
                                        iShares FTSE NAREIT Residential Index Fund

                                        iShares FTSE NAREIT Retail Index Fund

                                        iShares Morningstar Large Core Index Fund

                                        iShares Morningstar Large Growth Index Fund
                                        iShares Morningstar Large Value Index Fund


With respect to 75% of a Fund's total assets, a diversified Fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the Fund's total assets may be invested in any manner.

A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or the securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund's investment portfolio. This may adversely affect the Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.


Each Fund (whether diversified or non-diversified) intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a Regulated Investment Company ("RIC") for purposes of the U.S. Internal Revenue Code of 1986, as amended (the "IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.

LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.


With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA. Securities lending involves exposure to certain risks, including operational risk (I.E., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (I.E., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk.

In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the "Board" or "Trustees"). BGI acts as securities lending agent for the Fund subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.


REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found to be satisfactory by BGFA.


REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Each Fund maintains liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

CURRENCY TRANSACTIONS. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Funds' assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.


A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

SECURITIES OF INVESTMENT COMPANIES. Each Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company; and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or its affiliates, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.


FOREIGN SECURITIES. Each Fund may purchase publicly-traded common stocks of foreign corporations. To the extent a Fund invests in stocks of foreign corporations, each Fund's investment in such stocks may also be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.


To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange, and to the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign securities exchange. A Fund will not invest in any unlisted Depository Receipt or any Depository Receipt that BGFA deems to be illiquid or for which pricing information is not readily available. In addition, all Depository Receipts generally must be sponsored, however a Fund may invest in unsponsored Depository Receipts under certain limited circumstances.

The issuers of unsponsored Depository Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.


Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.


SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BGFA or its affiliates); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises);
(iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's(Reg. TM) Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's Rating Services, a division of the The McGraw-Hill Companies, Inc. ("S&P"), or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (E.G., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


FUTURES AND OPTIONS. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts and options only on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (the "CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule
4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.


A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.


Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.


OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.


Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.


SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, with each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by each Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

TRACKING STOCKS. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in the applicable Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.


General Considerations and Risks

A discussion of some of the risks associated with an investment in a Fund is contained in the applicable Prospectus.


An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market.


Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

RISKS OF DERIVATIVES. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. A Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

RISKS OF EQUITY SECURITIES. An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general, and other factors that affect the market. An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

A Fund that invests in preferred stock may be exposed to certain risks not typically encounter by investing in common stock. Many preferred stocks pay dividends at a fixed rate, therefore, a preferred stock's market price may be sensitive to changes in interest rates in a manner similar to bonds - that is, as interest rates rise, the value of the preferred stock is likely to decline. Many preferred stocks also allow holders to convert the preferred stock into common stock of the issuer; the market price of such preferred stocks can be sensitive to changes in the value of the issuer's common stock. In addition, the ability of an issuer of preferred stock to pay dividends may deteriorate or the issuer may default (I.E., fail to make scheduled dividend payments on the preferred stock or scheduled interest payments on other obligations of the issuer), which would negatively affect the value of any such holding. Dividend payments on a preferred stock typically must be declared by the issuer's board of directors. An issuer's board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred stock at any time. Preferred stock is also subject to market volatility and the price of preferred stock will fluctuate based on market demand. Preferred stock often has a call feature which allows the issuer to redeem the security at its discretion. Therefore, preferred stocks having a higher than average yield may be called by the issuer, which may cause a decrease in the yield of a Fund that invested in the preferred stock.

Although most of the securities in the Underlying Indexes are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.


The risk of loss in trading futures contracts or uncovered call options in some strategies (E.G., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in the type of stocks in which they invest.


Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

RISKS OF SWAP AGREEMENTS. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor (E.G., a Fund may not receive the net amount of payments that it contractually is entitled to receive).


RISKS OF INVESTING IN NON-U.S. EQUITY SECURITIES. Certain Funds (E.G., the iShares Dow Jones EPAC Select Dividend Index Fund) invest a significant portion of their assets in non-U.S. equity securities. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in the investor's home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulation and the costs that may be incurred in connection with conversions between various currencies. Investing in a Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lesser levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; and the risk of nationalization or expropriation of assets and risk of war.

DIVIDEND RISK. There is no guarantee that the issuers of the stocks held by a Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

Proxy Voting Policy
ALL FUNDS (OTHER THAN THE ISHARES KLD 400 SOCIAL INDEX FUND AND THE ISHARES KLD SELECT SOCIAL/SM/ INDEX FUND):


The Trust has adopted, as its proxy voting policies for each Fund, the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:



  . Each Fund generally supports the Board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;


  . Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

  . Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.


BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

THE ISHARES KLD 400 SOCIAL INDEX FUND AND THE ISHARES KLD SELECT SOCIAL/SM/ INDEX FUND:


The Trust has adopted separate proxy voting guidelines for the iShares KLD 400 Social Index Fund and iShares KLD Select Social/SM/ Index Fund (the "KLD Funds") and has delegated Institutional Shareholder Services ("ISS") the responsibility for voting proxies on the portfolio securities held by the KLD Funds.

The KLD Funds maintain proxy voting guidelines consistent with the principle that "socially responsible" shareholders are concerned not only with economic returns and sound corporate governance, but also with the ethical behavior of corporations and the social and environmental impact of their actions. With respect to social and environmental matters, the KLD Funds' proxy voting guidelines seek to reflect a broad consensus of the socially responsible investing community. The guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance, consistent with responsibilities to society as a whole. The KLD Funds vote (or refrain from voting) proxies in a manner that that is consistent with these principles. In some cases, it may be in the best interest of shareholders of the KLD Funds to refrain from exercising the KLD Funds' proxy voting rights. The KLD Funds' proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. ISS, as proxy voting agent for the KLD Funds, will vote (or refrain from voting) on specific proxy issues in accordance with the KLD Funds' proxy voting guidelines. The guidelines permit ISS to consider certain proposals on a case-by-case basis and to vote on such proposals based on various factors, including an examination of the proposal's merits and consideration of recent and company-specific information. The KLD Funds vote (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the KLD Funds, the KLD Funds' affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates.


With respect to certain specific issues:

..  The KLD Funds vote on the election of directors on a case by case basis. The
  KLD Funds generally oppose slates of director nominees that are not comprised of a majority of independent directors and withholds votes from non-independent directors who sit on key board committees;

.. The KLD Funds generally support social, workforce and environmental proposals that promote "good corporate citizenship" while enhancing long term shareholder and stakeholder value and proposals that call for more detailed and comparable reporting of a company's social, workforce and environmental performance; and

.. The KLD Funds generally vote against anti-takeover proposals and proposals that limit the ability of shareholders to act independently of management.

ISS seeks to apply the KLD Funds' proxy voting policies consistently across all proposals and issues votes strictly according to the KLD Funds' policy in order to minimize conflicts of interests. ISS also maintains policies and practices that are designed to neutralize and guard against any conflict of interest that could arise between the issuer of the proxy (or any shareholder of the issuer) and ISS or ISS' affiliates. In certain instances, ISS may engage a qualified third party to perform a proxy analysis and issue a vote recommendation as a further safeguard to avoid the influence of a potential conflict of interest.

Information with respect to how BGFA or ISS, as applicable, voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at WWW.ISHARES.COM; and (ii) on the SEC's website at WWW.SEC.GOV.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Funds' portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund's respective shareholders; (b) does not put the interests of the Funds' Investment Adviser, the Funds' Distributor, or any affiliated person of the Funds, the Investment Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares ("iShares Exemptive Orders"), and other institutional market participants and entities that provide information services.


Each business day, each Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund's anticipated holdings on the following business day.

Daily access to information concerning the Funds' portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Funds' Distributor, administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds, and the terms of the Funds' current registration statements. In addition, each Fund discloses its portfolio holdings and the percentages they represent of the Fund's net assets at least monthly, but as often as each day the Fund is open for business at www.iShares.com. More information about this disclosure is available at WWW.ISHARES.COM.


From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.


Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within 70 days after the end of the quarter, and will provide that information to shareholders as required by federal securities laws and regulations thereunder. A Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.


The Trust's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance Standards for the Underlying Indexes
Brief descriptions of the Underlying Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below.

Cohen & Steers Realty Majors Index
NUMBER OF COMPONENTS: APPROXIMATELY 30
======================================

COMPONENT SELECTION CRITERIA. A Cohen & Steers investment committee determines the securities (I.E., the "components") of the Index. The universe of real estate investment trusts ("REITs") is first screened for market capitalization and liquidity requirements. To be eligible for inclusion, a REIT must have a minimum market capitalization of $500 million and a minimum of 600,000 shares traded per month. The investment committee determines the final 30 constituents based on a rigorous review process. Criteria for inclusion include: the quality of the portfolio of property, sector and geographic diversification, strong management, sound capital structure and a dominant position within a property sector.

After the final list of constituent REITs has been determined, constituent REITs are ranked according to their respective market capitalization. Each constituent REIT that has an index weight greater than 8% will have its weight adjusted downward until it equals 8%. The weight of the remaining constituent REITs will be increased proportionately until the aggregate of all weights equals 100%. As a result, constituents will be large and liquid without any one issue dominating the Index.

ISSUE CHANGES. The Index is rebalanced quarterly. The weighting for each constituent is updated and adjustments are made if any constituent has a weighting over 8%. The constituents are reviewed for size and liquidity. A REIT will be removed from the Index if its market capitalization has fallen below $400 million or if the monthly trading volume has fallen below 500,000 shares per month. In order to prevent excessive turnover, the size and liquidity requirements are not as stringent during rebalancings as they are for initial inclusion.

Between rebalancing dates, mergers or bankruptcy may result in a deletion or weighting increase. Weighting increases must be greater than 5% and will be adjusted downward if the weighting increase results in the REIT's weight becoming greater than 8%. In the case of a deletion, the investment committee will select a replacement company to ensure 30 constituents at all times.

INDEX MAINTENANCE. Maintaining the Index includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spinoffs. The Index is a total return index and therefore reflects the reinvestment of dividends. The Index is calculated by the AMEX and distributed real time.

INDEX AVAILABILITY. The Index is calculated and broadcast every 15 seconds over the Consolidated Tape Association's Network B under the ticker "RMP." This information is distributed by financial data vendors such as Bloomberg.

The Dow Jones Indexes Generally

COMPONENT SELECTION CRITERIA. Securities of companies listed on a U.S. exchange (such as the New York Stock Exchange, Inc. ("NYSE"), the AMEX or the Nasdaq) are considered for inclusion in the Indexes, with the following general rules and exceptions. Stocks must have a minimum trade history of six-months on the rebalancing date to be eligible for inclusion. Foreign issues, including ADRs and GDRs, non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and pink sheet stocks generally are not eligible for inclusion in the indexes.


ISSUE CHANGES. Each Index (with the exception of the Dow Jones U.S. Select Dividend Index) is reviewed and rebalanced quarterly to maintain accurate representation of the market segment represented by the Index. The Dow Jones U.S. Select Dividend Index is reviewed and rebalanced annually. Securities that leave an index between reconstitution dates are not replaced. Thus, the number of securities in an index between rebalancing dates fluctuates according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the Index. The only additions between rebalancing dates are as a result of spin-offs.

INDEX MAINTENANCE. Maintaining the Indexes includes monitoring and completing the adjustments for additions and deletions to each Index, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Generally each component security in an Index is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all component securities greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines. The Dow Jones U.S. Select Dividend Index limits the weighting in the index of each component security to no greater than 5% of the Index.

WEIGHTING. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. Each of the Indexes (except the Dow Jones Subsector Indexes) as described below, is a free-float adjusted market capitalization-weighted index, so the impact of a component's price change is proportional to the component's free-float adjusted market value, which is the share price multiplied by the number of float-adjusted shares outstanding. Dow Jones defines the free-float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. In practice, limitations on free-float available to investors include: cross ownership (shares that are owned by other companies), ownership by governments (central or municipal) or their agencies, certain substantial levels of private ownership (by individuals, families or charitable trusts and foundations), and restricted shares. Under Dow Jones' free-float-adjustment methodology, a company's outstanding shares are adjusted if, and only if, an entity in any of the four qualified categories listed above owns 5% or more of the company. The company's shares will not be adjusted if the block ownership is less than 5%. A constituent's inclusion factor is equal to its estimated percentage of free-float shares outstanding. For example, a constituent security with a free-float of 67% will be included in the index at 67% of its market capitalization. However, a company's outstanding shares are not adjusted by institutional investors' holdings, which include, but are not limited to, the following categories: custodian nominees, trustee companies, mutual funds (open-end and closed-end funds), and other investment companies.

INDEX AVAILABILITY. The Indexes are calculated continuously and are available from major data vendors.


COMPONENT SELECTION CRITERIA APPLICABLE TO DOW JONES SUBSECTOR INDEXES. The following indexes are referred to herein as the Dow Jones Subsector Indexes: Dow Jones U.S. Basic Materials Index, Dow Jones U.S. Consumer Goods Index, Dow Jones U.S. Consumer Services Index, Dow Jones U.S. Financial Services Index, Dow Jones U.S. Financials Index, Dow Jones U.S. Health Care Index, Dow Jones U.S. Industrials Index, Dow Jones U.S. Oil & Gas Index, Dow Jones U.S. Real Estate Index, Dow Jones U.S. Select Aerospace & Defense Index, Dow Jones U.S. Select Health Care Providers Index, Dow Jones U.S. Select Home Construction Index, Dow Jones U.S. Select Insurance Index, Dow Jones U.S. Select Investment Services Index, Dow Jones U.S. Select Medical Equipment Index, Dow Jones U.S. Select Oil Equipment & Services Index, Dow Jones U.S. Select Oil Exploration & Production Index, Dow Jones U.S. Select Pharmaceuticals Index, Dow Jones U.S. Select Regional Banks Index, Dow Jones U.S. Technology Index, Dow Jones U.S. Select Telecommunications Index, Dow Jones U.S. Index (formerly, Dow Jones U.S. Total Market Index), Dow Jones Transportation Average Index and Dow Jones U.S. Utilities Index. On a quarterly basis, Dow Jones conducts reviews of the float-adjusted market capitalizations and weightings of the securities in each Dow Jones Subsector Index. Other than the Dow Jones U.S. Select Home Construction Index, on the last business day of the month prior to the quarterly review, a security must have a $500 million float-adjusted market capitalization to be added to a Dow Jones Subsector Index; securities with a float-adjusted market capitalization below $250 million will be removed from the applicable Dow Jones Subsector Index. After the close of trading on the NYSE on the Wednesday prior to the quarterly review, each Dow Jones Subsector Index's composition is adjusted to meet the following concentration limits:


.. No single Index component may have a weight greater than 25% of the Dow Jones Subsector Index.

.. The sum of the weights of the Index components that are individually greater than 5% may not be greater than 45% of the Dow Jones Subsector Index.

.. The sum of the weights of the five largest Index components may not be greater then 65% of the Dow Jones Subsector Index.

DOW JONES U.S. BASIC MATERIALS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 75
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INDEX DESCRIPTION. The Dow Jones U.S. Basic Materials Index is a subset of the Dow Jones U.S. Index. The Index includes only companies in the basic materials industry of the Dow Jones U.S. Index.

DOW JONES U.S. CONSUMER GOODS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 150
=======================================


INDEX DESCRIPTION. The Dow Jones U.S. Consumer Goods Index is a subset of the Dow Jones U.S. Index. The Index includes only companies in the consumer goods industry of the Dow Jones U.S. Index.


DOW JONES U.S. CONSUMER SERVICES INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 244
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INDEX DESCRIPTION. The Dow Jones U.S. Consumer Services Index is a subset of the Dow Jones U.S. Index. The Index includes only companies in the consumer services industry of the Dow Jones U.S. Index.


DOW JONES U.S. FINANCIALS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 305
=======================================


INDEX DESCRIPTION. The Dow Jones U.S. Financials Index is a subset of the Dow Jones U.S. Index. The Index includes only companies in the financial industry of the Dow Jones U.S. Index.


DOW JONES U.S. FINANCIAL SERVICES INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 147
=======================================


INDEX DESCRIPTION. The Dow Jones U.S. Financial Services Index is a subset of the Dow Jones U.S. Index. The Index includes only companies in the real estate and general finance sectors of the Dow Jones U.S. Index.


DOW JONES U.S. HEALTH CARE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 156
=======================================


INDEX DESCRIPTION. This Dow Jones U.S. Health Care Index is a subset of the Dow Jones U.S. Index. The Index includes only companies in the healthcare industry of the Dow Jones U.S. Index.


DOW JONES U.S. INDUSTRIALS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 266
=======================================


INDEX DESCRIPTION. The Dow Jones U.S. Industrials Index is a subset of the Dow Jones U.S. Index. The Index includes only companies in the industrials industry of the Dow Jones U.S. Index.


DOW JONES U.S. OIL & GAS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 92
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INDEX DESCRIPTION. The Dow Jones U.S. Oil & Gas Index is a subset of the Dow Jones U.S. Index.


DOW JONES U.S. REAL ESTATE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 86
======================================


INDEX DESCRIPTION. The Dow Jones U.S. Real Estate Index includes only companies in the real estate sector of the Dow Jones U.S. Index.


DOW JONES U.S. SELECT AEROSPACE & DEFENSE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 35
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INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Aerospace & Defense Index are classified as aerospace and defense companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. SELECT DIVIDEND INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 100
=======================================


INDEX DESCRIPTION. The Dow Jones U.S. Select Dividend Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index. To be included in the Index, the securities (i) must have had a positive dividend-per-share growth rate for each of the last five years (I.E., paid higher dividends each year); (ii) must have an average five-year dividend payout ratio of 60% or less; and (iii) must have a minimum three-month average daily trading volume of 200,000 shares. "Dividend payout ratio" reflects the percentage of a company's earnings paid out as dividends. A ratio of 60% would mean that a company paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company's ability to continue to pay dividends.

DOW JONES U.S. SELECT HEALTH CARE PROVIDERS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 48
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INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Health Care Providers Index are classified as health care provider companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. SELECT HOME CONSTRUCTION INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 22
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INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Home Construction Index are classified as home construction companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. SELECT INSURANCE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 79
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Insurance Index are classified as insurance companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. SELECT INVESTMENT SERVICES INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 28
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INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Investment Services Index are classified as investment services companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. SELECT MEDICAL EQUIPMENT INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 41
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INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Medical Equipment Index are classified as medical equipment companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. SELECT OIL EQUIPMENT & SERVICES INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 54
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Oil Equipment & Services Index are classified as oil equipment and services companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. SELECT OIL EXPLORATION & PRODUCTION INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 56
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Oil Exploration & Production Index are classified as oil exploration and production companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. SELECT PHARMACEUTICALS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 39
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select
Pharmaceuticals Index are classified as pharmaceutical companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. SELECT REGIONAL BANKS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 79
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Regional Banks Index are classified as regional bank companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. TECHNOLOGY INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 213
=======================================


INDEX DESCRIPTION. The Dow Jones U.S. Technology Index is a subset of the Dow Jones U.S. Index. The Index includes only companies in the technology industry of the Dow Jones U.S. Index.


DOW JONES U.S. SELECT TELECOMMUNICATIONS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 36
======================================

INDEX DESCRIPTION. The Dow Jones U.S. Select Telecommunications Index is a subset of the Wilshire 2500 Index. The Index includes telecommunications companies in the Wilshire 2500 Index.


DOW JONES U.S. INDEX*


NUMBER OF COMPONENTS: APPROXIMATELY 1598
========================================


INDEX DESCRIPTION. The Dow Jones U.S. Index is a broad based index representative of the total market for U.S. equity securities. The Dow Jones U.S. Index represents 94% of the market capitalization of listed U.S. equities.
________________
* On November 15, 2007, the name of the iShares Dow Jones U.S. Index Fund was changed from the iShares Dow Jones U.S. Total Market Index Fund. Also, on this date, the name of the Fund's corresponding underlying index was changed from the Dow Jones U.S. Total Market Index to the Dow Jones U.S. Index.


DOW JONES TRANSPORTATION AVERAGE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 20
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INDEX DESCRIPTION. The Dow Jones Transportation Average Index measures the performance of companies from the Industrial Transportation, Airline and General Industrial Services industries of the U.S. equity market. Companies are selected for inclusion in the Index by the editors of The Wall Street Journal. The Index, for practical purposes, is a subset of the Dow Jones U.S. Index. The component stocks are weighted based on the price of the component securities, with the highest priced securities generally having higher weighting in the Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.


DOW JONES U.S. UTILITIES INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 75
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INDEX DESCRIPTION. The Dow Jones U.S. Utilities Index is a subset of the Dow Jones U.S. Index. The Index includes only companies in the utilities industry of the Dow Jones U.S. Index.


DOW JONES EPAC SELECT DIVIDEND INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 97
======================================

INDEX DESCRIPTION. The Dow Jones EPAC Select Dividend Index is a dividend-weighted index that represents investable, high yield companies trading in the developed stock markets outside the United States. The Index is comprised of the top 100 dividend paying companies by yield that pass all other criteria outlined below. The Index is calculated with dividends reinvested and is denominated in U.S. Dollars.

COMPONENT SELECTION CRITERIA. The selection universe is the current component set of the Dow Jones EPAC Index, I.E. Europe, Pacific, Asia, Canada. Companies must have at least 3 years of dividend history with a non-negative dividend growth.

INDEX MAINTENANCE AND ISSUE CHANGES. The Dow Jones EPAC Select Dividend Index is a rules-based index. Ongoing maintenance of the Index is governed by these rules.

Under the following circumstances, a component stock is immediately removed from the Index, independent of the annual review:

.. The component company is affected by a corporate action such as a delisting or bankruptcy.

..  The component company eliminates its dividend.

.. The component company lowers but does not eliminate its dividend, and its new yield is less than that of the lowest yielding non-component on the latest monthly selection list.

A component stock that is removed from the Index as the result of an immediate deletion is immediately replaced by the next-highest ranked stock by indicated annual yield as of the most recent annual review. The new stock is added to the Index at the weight of the departing company.

METHODOLOGY. Companies are ranked by their indicated yield using the close on the last trading day of November. The top 100 stocks are selected for the initial Index. In subsequent annual reviews, which will take place after the close of trading of all markets on the third Friday in December, any component that is no longer ranked 200 or higher are replaced by the highest yielding non-component companies.

LIQUIDITY. Companies must have an average daily dollar volume of $3 million to be eligible for addition to the Index. Current components whose average daily dollar volume falls below $1.5 million will be removed from the Index at the next review. The Index is reviewed annually, and the reviews are implemented after the close of trading on the third Friday in December.

INDEX AVAILABILITY. The Dow Jones EPAC Select Dividend Index is calculated in real-time and published every fifteen seconds. It is distributed via the CBOT data feed and made available to all international data vendors. Daily values can be found at the Dow Jones Indexes website.

EXCHANGE RATES AND PRICING. Foreign exchange rates used in the calculation of the Dow Jones EPAC Select Dividend Index are Reuters' real-time spot rates. The Dow Jones EPAC Select Dividend Index is calculated in U.S. dollars.

The FTSE NAREIT Indexes Generally
COMPONENT SELECTION CRITERIA. The FTSE NAREIT U.S. Real Estate Indexes ("FTSE NAREIT Indexes") are primarily rule-based, but are also monitored by the FTSE NAREIT Index Advisory Committee. All tax-qualified REITs that are listed on the NYSE, the AMEX or the Nasdaq are eligible for inclusion in the FTSE NAREIT Indexes. Potential constituents for the FTSE NAREIT Industrial/Office Index, the FTSE NAREIT Mortgage REITs Index, the FTSE NAREIT Real Estate 50 Index, and the FTSE NAREIT Mortgage REITs Index are determined by sector classifications of constituents in the FTSE NAREIT Composite Index. As part of an annual review, all eligible securities are ranked by their full market capitalizations as of the close of business on the last business day in November. Stocks are then screened to ensure they have sufficient liquidity. Factors used to determine liquidity include the availability of current and reliable price information and the level of trading volume relative to shares outstanding. Value traded and float turnover are also analyzed periodically to monitor liquidity. The FTSE NAREIT Index Advisory Committee meets to approve the annual review on the Wednesday after the first Friday in December. Any constituent changes resulting from the annual review will be implemented at the close of business on the third Friday of December.

When calculating index component weights, component companies' shares are adjusted for available float. In general, shares held by governments, corporations, strategic partners, or other control groups are excluded from a constituent company's outstanding shares. The FTSE NAREIT Composite Index and FTSE NAREIT Real Estate 50 Index are reviewed for changes in free float on a quarterly basis, and implementation of any changes to these indexes, and potentially the FTSE NAREIT Indexes, occur at the close of business on the third Friday in March, June, September or December.

INDEX MAINTENANCE. The FTSE NAREIT Index Advisory Committee is responsible for undertaking the review of the FTSE NAREIT Indexes and for approving changes in constituents and is also responsible for the sector classification of constituents of the FTSE NAREIT Indexes. The Chairman and Deputy Chairman of the FTSE NAREIT Index Advisory Committee are collectively responsible for approving constituent changes to the FTSE NAREIT Indexes between meetings of the Committee. Adjustments to reflect a major change in the amount or structure of a constituent company's issued securities will be made before the start of the Index calculation on the day on which the change takes effect. Adjustments to reflect less significant changes will be implemented before the start of the Index calculation on the day following the announcement of the change. Adjustments generally are made before the start of the Index calculations on the day concerned, unless market conditions prevent such adjustment.

ISSUE CHANGES. A company will be added to the FTSE NAREIT Real Estate 50 Index at the annual review if it rises to 40th position or above when the eligible companies are ranked by full market capitalization (before the application of any free float market adjustments). A company in the FTSE NAREIT Real Estate 50 Index will be deleted at the annual review if it falls to 61st position or below when the eligible companies are ranked by full market capitalization. A deletion or addition to the FTSE

NAREIT Real Estate 50 Index may affect other FTSE NAREIT Indexes depending on the sector classification of the constituent to be added or deleted. A deletion or addition to the FTSE NAREIT Real Estate 50 Index may affect other FTSE NAREIT Indexes depending on the sector classification of the constituent to be added or deleted.

If, in the view of the FTSE NAREIT Index Advisory Committee, a new issue that elects REIT status is so large (I.E., its full market capitalization is greater than the market capitalization of the company ranked tenth position or higher in the FTSE NAREIT Real Estate 50 Index) that the effectiveness of the Indexes as market indicators would be significantly and adversely affected by its omission, the FTSE NAREIT Index Advisory Committee may decide to include the new issue ("Fast Entry") as a constituent in the FTSE NAREIT Real Estate 50 Index, and potentially the FTSE NAREIT Indexes, after the close of business on the first day of official trading.

New issues of companies that do not qualify for "Fast Entry" but meet the criteria for eligible securities and have been listed for over 20 business trading days will be eligible for inclusion in the FTSE NAREIT Indexes. The data will be compiled as of the close of business on the last business day in February, May and August. The changes will be effective after the close of business on the third Friday in March, June and September. The Secretary to the FTSE NAREIT Index Advisory Committee is responsible for recommending to the FTSE NAREIT Index Advisory Committee any constituents to be added or removed as part of the quarterly review.

If a constituent is delisted, or ceases to have a firm quotation, or is subject to a takeover offer which has been declared wholly unconditional, it will be removed from the indexes of which it is a constituent. Where the company is a constituent of the FTSE NAREIT Real Estate 50 Index, it will be replaced by the highest ranking company eligible in the FTSE NAREIT Real Estate 50 Index Reserve List.

INDEX AVAILABILITY. The FTSE NAREIT Indexes are calculated continuously during normal trading hours of the Nasdaq, AMEX and NYSE, and are closed on U.S. holidays.

EXCHANGE RATES AND PRICING. The prices used to calculate the FTSE NAREIT Indexes are the Reuters daily closing prices or those figures accepted as such. FTSE NAREIT reserves the right to use an alternative pricing source on any given day. For end-of-day alternative currency calculations, FTSE NAREIT uses the WM/Reuters Closing Spot Rates.

FTSE NAREIT INDUSTRIAL/OFFICE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 29
======================================

INDEX DESCRIPTION. The FTSE NAREIT Industrial/Office Index measures the performance of the industrial and office real estate sector of the U.S. equity market.

FTSE NAREIT MORTGAGE REITS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 31
======================================

INDEX DESCRIPTION. The FTSE NAREIT Mortgage REITs Index measures the performance of the residential and commercial mortgages real estate sector of the U.S. equity market.

FTSE NAREIT REAL ESTATE 50 INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 50
======================================

INDEX DESCRIPTION. The FTSE NAREIT Real Estate 50 Index measures the performance of the large-cap real estate sector of the U.S. equity market. The Index is comprised of the 50 largest REIT companies within the FTSE NAREIT Composite Index.

FTSE NAREIT RESIDENTIAL INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 20
======================================

INDEX DESCRIPTION. The FTSE NAREIT Residential Index measures the performance of the residential real estate sector of the U.S. equity market.

FTSE NAREIT RETAIL INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 29
======================================

INDEX DESCRIPTION. The FTSE NAREIT Retail Index measures the performance of the retail property real estate sector of the U.S. equity market.

The KLD Indexes
DOMINI 400 SOCIAL/SM/ INDEX

NUMBER OF COMPONENTS: 400
=========================

COMPONENT SELECTION CRITERIA AND INDEX DESCRIPTION. The Domini 400 Social/SM/ Index is designed to provide exposure to the common stocks of companies that KLD Research & Analytics, Inc. ("KLD") determines have positive environmental, social and governance ("ESG") characteristics. The Index consists of 400 companies drawn from the universe of the 3,000 largest U.S. public equities as measured by float-adjusted market capitalization. The Index is maintained at 400 constituents and additions are made only at the time of and immediately following a removal of a constituent. KLD evaluates each eligible company's ESG performance using standardized criteria. KLD considers a company's record of community relations, diversity, employee relations, human rights, product quality and safety, environment and corporate governance. KLD seeks to include in the Index companies with positive ESG performance relative to their industry and sector peers, and in relation to the broader market.

When selecting companies for the Index, KLD also considers market capitalization, earnings, stock price, debt to equity ratio, sector, industry and liquidity. Companies that KLD determines are in the following businesses beyond specified revenue thresholds, are not eligible for the Index: alcohol, tobacco, firearms, nuclear power, military weapons and gambling. "Specified revenue thresholds" vary by type of involvement in the applicable business, based on a formulaic set of criteria, revenue thresholds and revenue types. KLD seeks to maintain the composition of Index components at approximately 250 companies from the S&P 500 Index, 100 additional non-S&P 500 Index companies chosen for sector diversification and market capitalization, and 50 additional smaller companies with exemplary ESG records.

ISSUE CHANGES. General oversight responsibility for the Index, including overall policy guidelines and methodology, is handled by KLD. Announcements of Index changes will generally be made two business days in advance of the anticipated effective date, although, for exceptional corporate events, announcements may be made earlier or later.

INDEX MAINTENANCE. Maintaining the Index includes monitoring and completing the adjustments for company additions and removals, stock splits, stock dividends, and stock price adjustments due to restructurings, spinoffs and other corporate actions. Companies may be removed from the Index due to mergers, acquisitions, bankruptcies, delisting or other corporate actions, concerns about financial quality, failure of exclusionary screens or deteriorating ESG performance, and are removed from the Index as close as possible to the actual date on which the event occurred. The selection process for additions to the Index considers the current composition of the Index, the characteristics of the company being replaced, including market capitalization, sector representation and S&P 500 Index membership. The Index is maintained at 400 constituents at all times. An Index addition is made only if a vacancy is created by an Index removal. Additions are selected from a list of approved companies. KLD seeks to keep the turnover of Index constituents to a level similar to that of the S&P 500. However, KLD may remove companies from the Index at any time due to corporate actions, concerns about financial quality, failure of ESG screens, or deteriorating ESG performance. The Index will be rebalanced on the Monday following the third Friday in March, June, September and December to reflect share changes of less than 5%. Share changes of more than 5% as well as irregular share changes for such events as acquisitions via stock or equity offers are implemented each Thursday.

INDEX AVAILABILITY. The Index is calculated continuously and is available from major data vendors.

KLD SELECT SOCIAL/SM/ INDEX
NUMBER OF COMPONENTS: APPROXIMATELY 200-300

COMPONENT SELECTION CRITERIA AND INDEX DESCRIPTION. The KLD Select Social/SM/ Index is designed to maximize exposure to large capitalization companies that KLD determines have positive environmental, social and governance performance relative to their industry and sector peers and in relation to the broader market, while at the same time maintaining risk and return characteristics similar to the S&P 500 Index. The Index consists of approximately 200 to 300 companies drawn from the universe of companies included in the S&P 900 Index. KLD evaluates each eligible company's social, environmental and governance performance using standardized criteria and assigns an "overall rating" to each company. The selection process is designed so that companies with relatively higher overall ratings are expected to have a higher representation in the Index than they do in the S&P 900 Index. Companies with relatively lower scores are expected to have a lower representation in the Index than they do in the S&P 900 Index. Exceptions may result from the constraint on tracking error. Companies that KLD determines, based on multiple criteria, are participants in the tobacco industry are excluded from the Index.

The S&P 900 Index is composed of large-capitalization and mid-capitalization companies in the U.S. equity market. The S&P 500 Index is designed to measure the performance of the large-capitalization sector of the U.S. equity market.

ISSUE CHANGES. General oversight responsibility for the Index, including overall policy guidelines and methodology, is handled by KLD. Announcements of Index changes will generally be made two (2) business days in advance of the anticipated effective date, although, for exceptional corporate events, announcements may be made earlier.

INDEX MAINTENANCE. Maintaining the Index includes monitoring and completing the adjustments for company additions and removals, stock splits, stock dividends, and stock price adjustments due to restructurings, spinoffs and other corporate actions. Companies may be removed from the Index due to mergers, acquisitions, bankruptcies, delisting or other corporate actions, or failure of exclusionary screen, and are removed from the Index as close as possible to the actual date on which the event occurred. The Index will be reconstituted on the Monday following the third Friday in June, and rebalanced on the Monday following the third Friday in September, December and March. The reconstitution and rebalances reflect changes to the benchmark universe, market conditions, corporate actions, as well as to the overall ratings assigned to companies by KLD.

INDEX AVAILABILITY. The Index is calculated continuously and is available from major data vendors.

The Morningstar Indexes Generally
COMPONENT SELECTION CRITERIA. The Morningstar Index family is based on the same methodology as the well-known Morningstar Style Box(TM). The Morningstar Indexes are governed by transparent, objective rules for security selection, exclusion, rebalancing, and adjustments for corporate actions. Morningstar makes no subjective determinations related to index composition. To be eligible for inclusion in any of the Morningstar Indexes, a stock must be listed on the NYSE, the AMEX, or Nasdaq, domiciled in the U.S. or have its primary stock market activities carried out in the U.S., have sufficient historical fundamental data available so that Morningstar can classify investment style, and be in the top 75% of companies in the investable universe based on its liquidity score. A security's liquidity score is based on its average monthly trading volume in U.S. dollars. ADRs, American Depositary Shares, fixed-dividend shares, convertible notes, warrants, rights, tracking stocks, limited partnerships and holding companies are not eligible for inclusion in the Morningstar Indexes.

Morningstar, Inc. ("Morningstar") uses a dynamic percentage-based approach to divide its U.S. Market Index into three cap categories. By defining each as a percentage of the market cap of the investable universe, the definitions remain stable regardless of overall large market movements. Large Cap stocks are defined as stocks that form the largest 70% of investable market cap. Mid Cap stocks are defined as the next 20% of investable market cap (70th to 90th percentile). Small Cap stocks are defined as the next 7% of investable market cap (90th to 97th percentile). The stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading.

ISSUE CHANGES. Securities are added or deleted from each index based on rules outlined for security selection, exclusion, rebalancing, and adjustments for corporate actions as set forth in the Morningstar Index Rulebook. Morningstar makes no subjective determinations related to index composition.

INDEX MAINTENANCE. The Morningstar Indexes are reconstituted twice annually, on the Monday following the third Friday of June and the Monday following the third Friday of December. If the Monday is a holiday, reconstitution occurs on the Tuesday immediately following. Reconstitution is carried out after the day's closing index values have been determined.

INDEX AVAILABILITY. Morningstar Indexes are calculated continuously and are available from major data vendors.

MORNINGSTAR LARGE CORE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 90
======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited average "growth" and "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. All large capitalization stocks are then designated as "core," "growth" or "value" based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as "growth" securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as "value" securities. Stocks that are not designated as "growth" or "value" securities are designated as "core" securities.

MORNINGSTAR LARGE GROWTH INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 120
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average "growth" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "growth" because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

MORNINGSTAR LARGE VALUE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 82
======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "value" because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.

MORNINGSTAR MID CORE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 243
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average "growth" and "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "mid-capitalization" stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as "growth" securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as "value" securities. Stocks that are not designated as "growth" or "value" securities are designated as "core" securities.

MORNINGSTAR MID GROWTH INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 230
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average "growth" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "mid-capitalization" stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "growth" because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

MORNINGSTAR MID VALUE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 238
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "mid-capitalization" stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "value" because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.

MORNINGSTAR SMALL CORE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 342
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited average "growth" and "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "small-capitalization" stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as "growth" securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as "value" securities. Stocks that are not designated as "growth" or "value" securities are designated as "core" securities.

MORNINGSTAR SMALL GROWTH INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 328
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average "growth" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "small-capitalization" stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "growth" because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

MORNINGSTAR SMALL VALUE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 320
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "small capitalization" stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "value" because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.

Investment Limitations

The Board has adopted as fundamental investment policies the investment objective of the iShares Dow Jones U.S. Index Fund. The investment objective and Underlying Index of this Fund cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. However, the Board has adopted as non- fundamental policies the investment objectives of all other Funds discussed in this SAI. Therefore, each of these Funds may change its investment objectives and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies each Fund's investment restrictions numbered one through six below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that

Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.


ALL FUNDS (OTHER THAN THE ISHARES DOW JONES EPAC SELECT DIVIDEND INDEX FUND, ISHARES DOW JONES SELECT DIVIDEND INDEX FUND, ISHARES DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND, ISHARES DOW JONES U.S. BROKER-DEALERS INDEX FUND, ISHARES DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND, ISHARES DOW JONES U.S. HOME CONSTRUCTION INDEX FUND, ISHARES DOW JONES U.S. INSURANCE INDEX FUND, ISHARES DOW JONES U.S. MEDICAL DEVICES INDEX FUND, ISHARES DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND, ISHARES DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND, ISHARES DOW JONES U.S. PHARMACEUTICALS INDEX FUND, ISHARES DOW JONES U.S. REGIONAL BANKS INDEX FUND, ISHARES DOW JONES U.S. INDEX FUND,
AND ISHARES KLD 400 SOCIAL INDEX FUND) WILL NOT:


1. Concentrate its investments (I.E., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.


THE ISHARES DOW JONES SELECT DIVIDEND INDEX FUND AND ISHARES DOW JONES U.S. INDEX FUND WILL NOT:


1. Concentrate its investments (I.E., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act in disposing of portfolio securities.


THE ISHARES DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND, ISHARES DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND, ISHARES DOW JONES U.S. PHARMACEUTICALS INDEX FUND, ISHARES DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND, ISHARES DOW JONES U.S. MEDICAL DEVICES INDEX FUND, ISHARES DOW JONES U.S. BROKER-DEALERS INDEX FUND, ISHARES DOW JONES U.S. INSURANCE INDEX FUND, ISHARES DOW JONES U.S. REGIONAL BANKS INDEX FUND, ISHARES DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND, AND ISHARES DOW JONES U.S. HOME CONSTRUCTION INDEX FUND WILL NOT:


1. Concentrate its investments (I.E. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and
  (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue any senior security, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time (the "1940 Act").

4.   Make loans, except as permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act in disposing of portfolio securities.


THE ISHARES DOW JONES EPAC SELECT DIVIDEND INDEX FUND AND ISHARES KLD 400 SOCIAL INDEX FUND WILL NOT:


1. Concentrate its investments (I.E., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and
(ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.


In addition to the investment restrictions adopted as fundamental policies set forth above, each Fund, as a non-fundamental policy, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.


For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

..  The frequency of trades and quotes for the security;

.. The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

..  Dealer undertakings to make a market in the security; and

.. The nature of the security and the nature of the marketplace in which it trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Each Fund (other than the iShares Morningstar Index Funds) has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund's Underlying Index and in ADRs based on securities in the Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Each of the iShares Morningstar Index Funds has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund's Underlying Index. Each Morningstar Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is not longer met, a Morningstar Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering
The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management
TRUSTEES AND OFFICERS. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.


The Trust, iShares, Inc., Master Investment Portfolio ("MIP") and Barclays Global Investors Funds ("BGIF"), each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 164 Funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and, as a result, oversees an additional 26 portfolios within the fund complex. The address of each Trustee and officer, is c/o Barclays Global Investors, N.A. 400 Howard Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee.

                             TRUSTEES AND OFFICERS


                                                        PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                      HELD BY TRUSTEE
---------------------- ----------------------- ---------------------------------------- ----------------------------------------
INTERESTED TRUSTEES
Lee T. Kranefuss/1/    Trustee and             Chief Executive Officer, iShares         Director (since 2003) of iShares, Inc.;
(1961)                 Chairman (since         Intermediary Index and Market            Trustee (since 2001) of BGIF and
                       2003).                  Group of BGI (since 2005);               MIP; Trustee (since 2007) of BFIT;
                                               Chief Executive Officer of the           Director (since 2003) of BGI Cayman
                                               Intermediary Investor and Exchange       Prime Money Market Fund, Ltd.
                                               Traded Products Business of BGI
                                               (2003-2005); Director of Barclays
                                               Global Fund Advisors (since 2005);
                                               Director, President and Chief
                                               Executive Officer of Barclays Global
                                               Investors International, Inc. (since
                                               2005); Director, Chairman and Chief
                                               Executive Officer of Barclays Global
                                               Investors Services (since 2005); Chief
                                               Executive Officer of the Individual
                                               Investor Business of BGI (1999-2003).
John E. Martinez/1/    Trustee (since 2003).   Co-Chief Executive Officer of Global     Director (since 2003) of iShares, Inc.;
(1962)                                         Index and Markets Group of BGI           Director (since 2005) of Real Estate
                                               (2001-2003); Chairman of Barclays        Equity Exchange.
                                               Global Investors Services (2000-2003).


-------
/1/Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

INDEPENDENT TRUSTEES


                                                        PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                      HELD BY TRUSTEE
---------------------- ----------------------- ---------------------------------------- -----------------------------------------
George G.C. Parker     Trustee (since 2000);   Dean Witter Distinguished Professor of   Director (since 2002) of iShares, Inc.;
(1939)                 Lead Independent        Finance, Emeritus, Stanford University:  Director (since 1996) of Continental
                       Trustee (since 2006)    Graduate School of Business (since       Airlines, Inc.; Director (since 1995) of
                                               1994).                                   Community First Financial Group;
                                                                                        Director (since 1999) of Tejon Ranch
                                                                                        Company; Director (since 2004) of
                                                                                        Threshold Pharmaceuticals; Director
                                                                                        (since 2007) of NETGEAR, Inc.
Cecilia H. Herbert     Trustee (since 2005).   Member of Finance Council (1999-         Director (since 2005) of iShares, Inc.
(1949)                                         2006) and Chair of Investment
                                               Committee (1994-2005) Archdiocese
                                               of San Francisco; Director (since
                                               1998) and President (since 2007) of
                                               the Board of Directors, Catholic
                                               Charities CYO; Trustee (2004-2005) of
                                               Pacific Select Funds; Trustee (1992-
                                               2003) of the Montgomery Funds;
                                               Trustee (since 2002) and Chair of
                                               Finance and Investment Committees
                                               (since 2006) of the Thacher School.

                                                        PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                       HELD BY TRUSTEE
---------------------- ----------------------- ----------------------------------------- ----------------------------------------
Charles A. Hurty       Trustee (since 2005).   Retired; Partner, KPMG, LLP (1968-        Director (since 2005) of iShares, Inc.;
(1943)                                         2001).                                    Director (since 2002) of GMAM
                                                                                         Absolute Return Strategy Fund (1
                                                                                         portfolio); Director (since 2002) of
                                                                                         Citigroup Alternative Investments
                                                                                         Multi-Adviser Hedge Fund Portfolios
                                                                                         LLC (1 portfolio); Director (since
                                                                                         2005) of CSFB Alternative
                                                                                         Investments Fund (6 portfolios).
John E. Kerrigan       Trustee (since 2005).   Chief Investment Officer, Santa Clara     Director (since 2005) of iShares, Inc.;
(1955)                                         University (since 2002); Managing         Member (since 2004) of Advisory
                                               Director, Merrill Lynch (1994-2002).      Council for Commonfund Distressed
                                                                                         Debt Partners II.
Robert H. Silver       Trustee (since March    President and Co-Founder of The           Director (since March 2007) of
(1955)                 2007).                  Bravitas Group, Inc. (since 2006);        iShares, Inc.; Director and Member
                                               Member, Non-Investor Advisory Board       (since 2006) of the Audit and
                                               of Russia Partners II, LP (since 2006);   Compensation Committee of EPAM
                                               President and Chief Operating Officer     Systems, Inc.
                                               (2003-2005) and Director (1999-2005)
                                               of UBS Financial Services, Inc.;
                                               President and Chief Executive Officer
                                               of UBS Services USA, LLC (1999-
                                               2005); Managing Director, UBS
                                               America, Inc. (2000-2005); Director
                                               and Vice Chairman of the YMCA of
                                               Greater NYC (since 2001); Broadway
                                               Producer (since 2006).
Darrell Duffie         Trustee (since June     Professor, Stanford University:           Director of iShares, Inc.
(1954)                 2008).                  Graduate School of Business               (since June 2008).
                                               (since 1984).

OFFICERS


                                                        PRINCIPAL OCCUPATION(S)
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS
---------------------- ----------------------- -----------------------------------------
Michael A. Latham      President (since 2007)  Head of Americas iShares (since
(1965)                                         2007); Chief Operating Officer of the
                                               Intermediary Investor and Exchange
                                               Traded Products Business of BGI
                                               (2003-2007); Director and Chief
                                               Financial Officer of Barclays Global
                                               Investors International, Inc. (since
                                               2005); Director of Mutual Fund
                                               Delivery in the U.S. Individual
                                               Investor Business of BGI (1999-2003).
Geoffrey D. Flynn      Treasurer and Chief     Director, Mutual Fund Operations, BGI
(1956)                 Financial Officer       (since 2007); President, Van Kampen
                       (since 2007)            Investors Services (2003-2007);
                                               Managing Director, Morgan Stanley
                                               (2002-2007); President, Morgan
                                               Stanley Trust, FSB (2002-2007).

                                                        PRINCIPAL OCCUPATION(S)
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS
---------------------- ----------------------- -----------------------------------------
Eilleen M. Clavere     Secretary (since        Head of Legal Administration-IIB,
(1952)                    2007)                BGI (since 2006); Legal Counsel and
                                               Vice President of Atlas Funds, Atlas
                                               Advisers, Inc. and Atlas Securities,
                                               Inc. (2005-2006); Counsel, Kirkpatrick
                                               & Lockhart LLP (2001-2005).
Ira P. Shaprio (1963)  Vice President and      Associate General Counsel, BGI (since
                       Chief Legal Officer     2004); First Vice President, Merrill
                       (since 2007)            Lynch Investment Managers (1993-
                                               2004).
Amy Schioldager        Executive Vice          Head of U.S. Indexing, BGI (since
(1962)                 President (since        2006); Head of Domestic Equity
                          2007)                Portfolio Management, BGI (2001-
                                               2006).
H. Michael Williams    Executive Vice          Head, Global Index and Markets
(1960)                 President (since        Group, BGI (since January 2006);
                          2007)                Global Head of Securities Lending,
                                               BGI (2002-2006).
Patrick O'Connor       Vice President (since   Head of iShares Portfolio
(1967)                    2007)                Management, BGI (since 2006); Senior
                                               Portfolio Manager, BGI (since 1999).
Lee Sterne (1965)      Vice President (since   Senior Portfolio Manager, BGI (since
                          2007)                2004); Portfolio Manager, BGI (2001-
                                               2004).
Matt Tucker (1972)     Vice President (since   Head of U.S. Fixed Income Investment
                          2007)                Solutions, BGI (since 2005); Fixed
                                               Income Investment Strategist, BGI
                                               (2003-2005); Fixed Income Portfolio
                                               Manager, BGI (1997-2003).

COMMITTEES OF THE BOARD OF TRUSTEES.

Each Independent Trustee serves on the Audit Committee and the Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2006.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board's retirement policy; and
(vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees and members or chairpersons of committees of the Board. The Nominating and Governance Committee is not required to consider nominees for the Board who are recommended by shareholders. However, individual shareholder nominees may be considered if the Nominating and Governance Committee deems it appropriate. Prior to September 13, 2006, the Nominating and Governance Committee was known as the Nominating Committee. The Nominating Committee met three times during the calendar year ended December 31, 2006.

The following table sets forth, as of December 31, 2006, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust:


                                                                                                   AGGREGATE DOLLAR RANGE
                                                                                                 OF EQUITY SECURITIES IN ALL
                                                                                                   REGISTERED IINVESTMENT
                                                                                                    COMPANIES OVERSEEN BY
                                                                        DOLLAR RANGE OF EQUITY      TRUSTEE IN FAMILY OF
   NAME OF TRUSTEE                          FUND                        SECURITIES IN THE FUND      INVESTMENT COMPANIES
-------------------- ------------------------------------------------- ------------------------ ----------------------------
Lee T. Kranefuss     iShares Lehman 1-3 Year Treasury Bond Fund        $50,001-$100,000         Over $100,000
                     iShares Russell 3000 Index Fund                   Over $100,000
                     iShares iBoxx $ Investment Grade Corporate Bond   $ 10,001-$50,000
                     Fund
                     iShares Dow Jones Select Dividend Index Fund      $ 10,001-$50,000
John E. Martinez     iShares MSCI EAFE Index Fund                      Over $100,000            Over $100,000
                     iShares Russell 1000 Index Fund                   Over $100,000
                     iShares Russell 1000 Value Index Fund             Over $100,000
                     iShares Russell 2000 Index Fund                   Over $100,000
                     iShares S&P 500 Index Fund                        Over $100,000
George G.C. Parker   iShares Dow Jones Select Dividend Index Fund      Over $100,000            Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund           Over $100,000
                     iShares iBoxx $ Investment Grade                  Over $100,000
                     Corporate Bond Fund
                     iShares Lehman 1-3 Year Treasury Bond Fund        $      1-$10,000
                     iShares MSCI EAFE Index Fund                      Over $100,000
                     iShares MSCI Emerging Markets Index Fund          Over $100,000
                     iShares MSCI Mexico Index Fund                    Over $100,000
                     iShares Russell 1000 Value Index Fund             Over $100,000
                     iShares Russell 2000 Index Fund                   $50,001-$100,000
                     iShares Russell 2000 Value Index Fund             Over $100,000
                     iShares S&P 100 Index Fund                        Over $100,000
                     iShares S&P 500 Index Fund                        Over $100,000
                     iShares S&P 500 Growth Index Fund                 $ 10,001-$50,000
                     iShares S&P 500 Value Index Fund                  Over $100,000
                     iShares S&P Midcap 400 Value Index Fund           Over $100,000
                     iShares S&P Global 100 Index Fund                 $ 10,001-$50,000
Cecilia H. Herbert   iShares MSCI Hong Kong Index Fund                 $ 10,001-$50,000         Over $100,000
                     iShares MSCI Japan Index Fund                     $ 10,001-$50,000
                     iShares Dow Jones Consumer Goods Sector Index     $ 10,001-$50,000
                     Fund

                                                                                                       AGGREGATE DOLLAR RANGE
                                                                                                     OF EQUITY SECURITIES IN ALL
                                                                                                       REGISTERED IINVESTMENT
                                                                                                        COMPANIES OVERSEEN BY
                                                                          DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
  NAME OF TRUSTEE                           FUND                          SECURITIES IN THE FUND        INVESTMENT COMPANIES
------------------   -------------------------------------------------   ------------------------   ----------------------------
                     iShares FTSE/Xinhua China 25 Index Fund             $ 10,001-50,000
                     iShares S&P 500 Index Fund                          Over $100,000
Charles A. Hurty     iShares S&P 500 Index Fund                          $10,001-$50,000            Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund             $10,001-$50,000
                     iShares Dow Jones Financial Sector Index Fund       $10,001-$50,000
                     iShares Dow Jones U.S. Energy Sector Index Fund     $10,001-$50,000
                     iShares Dow Jones U.S. Technology Sector Index      $10,001-$50,000
                     Fund
                     iShares MSCI EAFE Index Fund                        $10,001-$50,000
                     iShares MSCI Japan Index Fund                       $10,001-$50,000
John E. Kerrigan     iShares Russell 1000 Index Fund                     Over $100,000              Over $100,000
                     iShares MSCI Japan Index Fund                       Over $100,000
                     iShares MSCI Pacific ex-Japan Index Fund            Over $100,000
Robert H. Silver     iShares Russell 2000 Index Fund                     Over $100,000              Over $100,000
                     iShares MSCI EAFE Index Fund                        $10,001-$50,000
Darrell Duffie       N/A                                                 $0                         $0



As of December 31, 2006, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of BGFA (the Funds' investment adviser), the Distributor or any person controlling, controlled by or under control with BGFA or the Distributor.


REMUNERATION OF TRUSTEES. The Trust pays each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $75,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. During the period January 1, 2006 through December 31, 2006, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $60,000 for meetings of the Board attended by the Trustee; the Trust also paid Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending Board and Committee meetings.

The table below sets forth the total compensation paid to each Interested Trustee for the calendar year ended December 31, 2006:

                                                         PENSION OR
                                   AGGREGATE             RETIREMENT                                         TOTAL
                                 COMPENSATION       BENEFITS ACCRUED AS       ESTIMATED ANNUAL          COMPENSATION
                                   FROM THE            PART OF TRUST            BENEFITS UPON          FROM THE FUNDS
 NAME OF INTERESTED TRUSTEE          TRUST              EXPENSES/1/             RETIREMENT/1/        AND FUND COMPLEX/2/
---------------------------     --------------     ---------------------     ------------------     --------------------
Lee T. Kranefuss/3/                 $     0            Not Applicable          Not Applicable             $      0
John E. Martinez                    $60,000            Not Applicable          Not Applicable             $120,000

-------
/1/ No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
/2/ Includes compensation for service on the Board of Directors of iShares,
    Inc.
/3/ Lee Kranefuss was not compensated by the Funds due to his employment with BGI during the time period reflected in the table.

The table below sets forth the total compensation paid to each Independent Trustee for the calendar year ended December 31, 2006:

                                   AGGREGATE              PENSION OR                                       TOTAL
                                 COMPENSATION   RETIREMENT BENEFITS ACCRUED AS   ESTIMATED ANNUAL      COMPENSATION
                                   FROM THE              PART OF TRUST             BENEFITS UPON      FROM THE FUNDS
 NAME OF INDEPENDENT TRUSTEE/1/      TRUST                EXPENSES/2/              RETIREMENT/2/    AND FUND COMPLEX/3/
------------------------------- -------------- -------------------------------- ------------------ --------------------
Richard K. Lyons/4/                 $50,869             Not Applicable            Not Applicable        $154,413/5/
George G.C. Parker                  $85,000             Not Applicable            Not Applicable        $   170,000
W. Allen Reed/6/                    $36,250             Not Applicable            Not Applicable        $    72,500
Cecilia H. Herbert                  $60,000             Not Applicable            Not Applicable        $   120,000
Charles A. Hurty                    $66,250             Not Applicable            Not Applicable        $   132,500
John E. Kerrigan                    $60,000             Not Applicable            Not Applicable        $   120,000

-------
/1/ Compensation is not shown for Robert H. Silver or Darrell Duffie because they were appointed to serve as Independent Trustees of the Trust effective March 9, 2007 and June 18, 2008, respectively.
/2/ No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
/3/ Includes compensation for service on the Board of Directors of iShares,
    Inc.
/4/ Served as Trustee through November 6, 2006.

/5/ Includes compensation as Trustee for BGIF, MIP and BFIT investment companies with 24 funds also advised by BGFA and/or for which BGFA provides administration services.
/6/ Served as Trustee through June 30, 2006.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.


The Trustees and officers of the Trust collectively owned less than 1% of each of the Funds' outstanding shares as of October 31, 2007.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC participants, as of October 31, 2007, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:



                                                                                           PERCENTAGE
                FUND                                        NAME                          OF OWNERSHIP
----------------------------------- ---------------------------------------------------- -------------
iShares Cohen & Steers Realty       Charles Schwab & Co., Inc.                                14.12%
  Majors Index Fund
                                    National Financial Services LLC                           10.37%
                                    Ameritrade, Inc.                                           8.33%
                                    Pershing LLC                                               6.89%
                                    Merrill Lynch Safekeeping                                  6.29%
                                    Bank of New York, The                                      5.54%
iShares Dow Jones EPAC Select       Charles Schwab & Co., Inc.                                19.22%
  Dividend Index Fund
                                    Scotia Captial Inc./CDS                                   17.13%
                                    National Financial Services LLC                            9.92%
                                    Pershing LLC                                               7.16%
                                    Merrill Lynch Safekeeping                                  6.89%
iShares Dow Jones Select Dividend   Charles Schwab & Co., Inc.                                15.68%
  Index Fund
                                    National Financial Services LLC                           10.78%
                                    Merrill Lynch Safekeeping                                  7.72%
                                    Citigroup Global Markets Inc.                              6.49%
                                    Pershing LLC                                               5.72%
                                    Citibank, N.A.                                             5.51%

                                                                                           PERCENTAGE
                FUND                                        NAME                          OF OWNERSHIP
----------------------------------- ---------------------------------------------------- -------------
iShares Dow Jones Transportation    Citigroup Global Markets Inc.                             17.22%
  Average Index Fund
                                    Merrill Lynch Safekeeping                                 10.24%
                                    Barclays Global Investorss, N.A./Investors Bank &          6.76%
                                    Trust Company
                                    Charles Schwab, Co., Inc.                                  6.75%
                                    First Clearing, LLC                                        5.95%
                                    Merrill Lynch, Pierce, Fenner & Smith Incorporated         5.29%
iShares Dow Jones U.S. Aerospace &  Merrill Lynch Safekeeping                                 15.67%
  Defense Index Fund
                                    First Clearing, LLC                                       10.19%
                                    Citibank, N.A                                              9.38%
                                    Goldman, Sachs & Co.                                       9.38%
                                    Charles Schwab & Co., Inc.                                 7.98%
                                    Citigroup Global Markets Inc.                              7.02%
                                    National Financial Services LLC                            6.18%
iShares Dow Jones U.S. Basic        Citigroup Global Markets Inc.                             13.83%
  Materials Sector Index Fund
                                    National Financial Services LLC                           10.20%
                                    Charles Schwab & Co., Inc.                                 9.12%
                                    Pershing LLC                                               7.02%
                                    First Clearing, LLC                                        6.48%
                                    Merrill Lynch Safekeeping                                  5.72%
iShares Dow Jones U.S.                                                                        16.45%
  Broker-Dealers Index Fund
                                    Dresdner Kleinwort Wasserstein Securities LLC             15.50%
                                    Citigroup Global Markets Inc.                              7.14%
                                    Credit Suisse Securities (USA) LLC                         6.84%
                                    Merrill, Lynch, Pierce, Fenner & Smith                     5.69%
                                    Incorportated
iShares Dow Jones U.S. Consumer     Merrill Lynch Safekeeping                                 14.08%
  Goods Sector Index Fund
                                    Charles Schwab & Co., Inc.                                11.13%
                                    Citigroup Global Markets Inc.                              8.98%
                                    UBS Financial Services LLC                                 7.35%
                                    National Financial Services LLC                            6.27%
                                    First Clearing, LLC                                        5.37%
                                    Morgan Stanley DW Inc.                                     5.13%
iShares Dow Jones U.S. Consumer     Merrill Lynch, Pierce, Fenner & Smith Incorporated        18.03%
  Services Sector Index Fund
                                    Citigroup Global Markets Inc.                             16.28%
                                    First Clearing, LLC                                        6.22%
                                    Charles Schwab & Co., Inc.                                 6.13%
                                    UBS Financial Services LLC                                 6.10%
                                    Merrill Lynch Safekeeping                                  5.95%
                                    Morgan Stanley DW Inc.                                     5.08%
iShares Dow Jones U.S. Energy       Citigroup Global Markets Inc.                             10.61%
  Sector Index Fund

                                                                                           PERCENTAGE
               FUND                                         NAME                          OF OWNERSHIP
----------------------------------  ---------------------------------------------------- -------------
                                    Charles Schwab & Co., Inc.                                 9.85%
                                    National Financial Services LLC                            9.13%
                                    Merrill Lynch Safekeeping                                  8.82%
                                    First Clearing, LLC                                        6.17%
                                    Pershing LLC                                               5.75%
                                    UBS Financial Services LLC                                 5.28%
iShares Dow Jones U.S. Financial    Merrill Lynch, Pierce, Fenner & Smith Incorporated        13.31%
  Sector Index Fund
                                    Citigroup Global Markets Inc.                             10.79%
                                    Charles Schwab & Co., Inc.                                 7.19%
                                    National Financial Services LLC                            6.19%
                                    Merrill Lynch Safekeeping                                  5.56%
                                    First Clearing, LLC                                        5.51%
                                    UBS Financial Services LLC                                 5.45%
                                    Timber Hill LLC                                            5.18%
                                    Morgan Stanley DW Inc.                                     5.17%
iShares Dow Jones U.S. Financial    Citigroup Global Markets Inc.                             13.73%
  Services Index Fund
                                    Barclays Global Investors, N.A./Investors Bank &          11.43%
                                    Trust Company
                                                                                              11.31%
                                    Banc of America Securities LLC                             8.78%
                                    National Financial Services LLC                            6.92%
                                    Charles Schwab & Co., Inc.                                 5.69%
iShares Dow Jones U.S. Healthcare   Charles Schwab & Co., Inc.                                15.43%
  Providers Index Fund
                                    Citigroup Global Markets Inc.                             13.21%
                                    Goldman, Sachs & Co.                                      12.22%
                                    Goldman Sachs Execution & Clearing, L.P.                   5.81%
                                    Merrill Lynch Safekeeping                                  5.28%
iShares Dow Jones U.S. Healthcare   Charles Schwab & Co., Inc.                                11.56%
  Sector Index Fund
                                    Merrill Lynch Safekeeping                                 10.41%
                                    National Financial Services LLC                            9.42%
                                    Morgan Stanley DW Inc.                                     7.37%
                                    UBS Financial Services LLC                                 6.26%
                                    Citigroup Global Markets Inc.                              5.96%
                                    First Clearing, LLC                                        5.42%
                                    Pershing LLC                                               5.10%
iShares Dow Jones U.S. Home         National Financial Services LLC                           12.59%
  Construction Index Fund
                                    Charles Schwab & Co., Inc.                                11.18%
                                    Citigroup Global Markets Inc.                              8.69%
                                    Ameritrade, Inc.                                           6.52%
                                    Pershing LLC                                               5.24%
                                    Barclays Global Investors, N.A./Investors Bank &           5.10%
                                    Trust Company

                                                                                           PERCENTAGE
               FUND                                         NAME                          OF OWNERSHIP
----------------------------------  ---------------------------------------------------- -------------
iShares Dow Jones U.S. Industrial   Merrill Lynch Safekeeping                                 14.75%
  Sector Index Fund
                                    Citigroup Global Markets Inc.                              9.39%
                                    National Financial Services LLC                            8.51%
                                    Charles Schwab & Co., Inc.                                 7.62%
                                    UBS Financial Services Inc.                                6.23%
iShares Dow Jones U.S. Insurance    Citigroup Global Markets Inc.                             29.51%
  Index Fund
                                    First National Bank of Omaha                              12.00%
                                    Janney Montgomery Scott, Inc.                             10.36%
                                    JPMorgan Chase Bank, National Association                  7.23%
                                    Merrill Lynch Safekeeping                                  6.34%
iShares Dow Jones U.S. Medical      First Clearing, LLC                                       17.85%
  Devices Index Fund
                                    Charles Schwab & Co., Inc.                                13.59%
                                    Brown Brothers Harriman & Co.                             12.24%
                                    Merrill Lynch Safekeeping                                 10.39%
                                    National Financial Services LLC                            6.81%
iShares Dow Jones U.S. Oil & Gas    Charles Schwab & Co., Inc.                                11.85%
  Exploration & Production
Index Fund
                                    Citigroup Global Markets Inc.                              9.89%
                                    National Financial Services LLC                            8.33%
                                    Pershing LLC                                               7.48%
                                    JPMorgan Chase Bank, National Association                  6.83%
                                    Merrill Lynch Safekeeping                                  5.42%
iShares Dow Jones U.S. Oil          Charles Schwab & Co., Inc.                                11.67%
  Equipment & Services Index Fund
                                    National Financial Services LLC                           11.02%
                                    Citigroup Global Markets Inc.                             10.87%
                                    Merrill Lynch Safekeeping                                  7.36%
                                    Pershing LLC                                               6.36%
                                    Morgan Stanley DW Inc.                                     5.61%
iShares Dow Jones U.S.              Charles Schwab & Co., Inc.                                22.44%
  Pharmaceuticals Index Fund
                                    Merrill Lynch Safekeeping                                 10.36%
                                    Morgan Stanley DW Inc.                                     7.09%
                                    National Financial Services LLC                            6.82%
                                    Citigroup Global Markets Inc.                              6.41%
                                    Pershing LLC                                               5.54%
                                    RBC Dain Rauscher Inc.                                     5.12%
iShares Dow Jones U.S. Real Estate  Bear, Stearns Securities Corp.                            14.36%
  Index Fund
                                    Barclays Global Investors, N.A./Investors Bank &           7.45%
                                    Trust Company
                                    Charles Schwab & Co., Inc.                                 6.90%
                                    National Financial Services LLC                            6.02%
iShares Dow Jones U.S. Regional     Huntington National Bank                                  17.95%
  Banks Index Fund

                                                                                           PERCENTAGE
               FUND                                         NAME                          OF OWNERSHIP
----------------------------------  ---------------------------------------------------- -------------
                                    Charles Schwab & Co., Inc.                                 8.00%
                                    Merrill Lynch, Pierce, Fenner & Smith Incorporated         7.59%
                                    National Financial Services LLC                            6.22%
                                    Merrill Lynch Safekeeping                                  5.69%
iShares Dow Jones U.S. Technology   Merrill Lynch Safekeeping                                 15.06%
  Sector Index Fund
                                    Charles Schwab & Co., Inc.                                 9.17%
                                    National Financial Services LLC                            7.01%
                                    Morgan Stanley DW Inc.                                     6.98%
                                    Citigroup Global Markets Inc.                              5.21%
iShares Dow Jones U.S.              Merrill Lynch Safekeeping                                 13.39%
  Telecommunications Sector Index
Fund
                                    A.G. Edwards & Sons, Inc.                                 13.10%
                                    Citigroup Global Markets Inc.                              7.88%
                                    SEI Private Trust Company                                  7.17%
                                    Charles Schwab & Co., Inc.                                 6.01%
iShares Dow Jones U.S. Index Fund   Charles Schwab & Co., Inc.                                17.24%

                                    National Financial Services LLC                           16.57%
                                    Pershing LLC                                              10.98%
                                    Merrill Lynch Safekeeping                                  7.77%
                                    Ameritrade, Inc.                                           6.53%
                                    American Enterprise Investment Services Inc.               6.25%
iShares Dow Jones U.S. Utilities    A.G. Edwards & Sons, Inc.                                 12.54%
  Sector Index Fund
                                    Charles Schwab & Co., Inc.                                11.24%
                                    Merrill Lynch Safekeeping                                 10.63%
                                    Citigroup Global Markets Inc.                              9.41%
                                    National Financial Services LLC                            7.80%
                                    First Clearing, LLC                                        5.68%
iShares FTSE NAREIT                 Timber Hill LLC                                           48.58%
  Industrial/Office Index Fund
                                    Pershing LLC                                              18.92%
iShares FTSE NAREIT Mortgage REITs  Citigroup Global Markets Inc.                             28.78%
  Index Fund
                                    National Financial Services Inc.                          17.78%
                                    Timber Hill LLC                                           14.65%
                                    Charles Schwab & Co., Inc.                                 9.27%
                                    Pershing LLC                                               5.28%
iShares FTSE NAREIT Real Estate 50  Goldman, Sachs & Co.                                      77.78%
  Index Fund
                                    Timber Hill LLC                                           15.94%
iShares FTSE NAREIT Residential     Timber Hill LLC                                           78.78%
  Index Fund
                                    Baird (Robert W.)& Co. Incorporated                        5.27%
iShares FTSE NAREIT Retail Index    Timber Hill LLC                                           47.26%
  Fund

                                                                                           PERCENTAGE
               FUND                                         NAME                          OF OWNERSHIP
----------------------------------  ---------------------------------------------------- -------------
                                    Barclays Global Investors, N.A./Investors Bank &          44.33%
                                    Trust Company
iShares KLD 400 Social Index Fund   National Financial Services LLC                           19.54%
                                    Charles Schwab & Co., Inc.                                17.63%
                                    First Clearing, LLC                                        9.34%
                                    Citigroup Global Markets Inc.                              9.29%
                                    Brown Brother Harriman & Co.                               5.34%
                                    Merrill Lynch Safekeeping                                  5.32%
iShares KLD Select Social/SM/       Charles Schwab & Co., Inc.                                13.49%
  Index Fund
                                    Merrill Lynch Safekeeping                                  7.62%
                                    Bank of America, National Association                      6.45%
                                    Citigroup Global Markets Inc.                              6.24%
                                    National Financial Services LLC                            5.73%
                                    PNC Bank, National Association                             5.23%
iShares Morningstar Large Core      National Financial Services LLC                           17.07%
  Index Fund
                                    American Enterprise Investement Services Inc.             11.05%
                                    Pershing LLC                                               8.78%
                                    Merrill Lynch Safekeeping                                  7.78%
                                    Charles Schwab & Co., Inc.                                 6.56%
                                    First National Bank of Omaha                               5.82%
                                    Wells Fargo Investment, LLC                                5.08%
iShares Morningstar Large Growth    Charles Schwab & Co., Inc.                                18.18%
  Index Fund
                                    National Financial Services LLC                           11.11%
                                    Merrill Lynch Safekeeping                                  6.68%
                                    Pershing LLC                                               6.42%
                                    First Clearing, LLC                                        5.46%
                                    Ameritrade, Inc.                                           5.46%
                                    Citigroup Global Markets Inc.                              5.44%
                                    American Enterprise Investment Services Inc.               5.09%
iShares Morningstar Large Value     National Financial Services LLC                           15.77%
  Index Fund
                                    Charles Schwab & Co., Inc.                                12.60%
                                    Pershing LLC                                               9.90%
                                    Merrill Lynch Safekeeping                                  7.95%
                                    Ameritrade, Inc.                                           7.23%
                                    American Enterprise Investment Services Inc.               6.83%
iShares Morningstar Mid Core Index  National Financial Services LLC                           12.83%
  Fund

                                                                                           PERCENTAGE
               FUND                                         NAME                          OF OWNERSHIP
----------------------------------  ---------------------------------------------------- -------------
                                    Charles Schwab & Co., Inc.                                10.97%
                                    Merrill Lynch Safekeeping                                  8.76%
                                    American Enterprise Investment Services Inc.               8.50%
                                    Pershing LLC                                               6.69%
                                    Timber Hill LLC                                            5.83%
                                    Citigroup Global Markets Inc.                              5.61%
iShares Morningstar Mid Growth      First Clearing, LLC                                       47.53%
  Index Fund
                                    National Financial Services LLC                            6.80%
                                    Ameritrade, Inc.                                           6.54%
                                    Charles Schwab & Co., Inc.                                 5.94%
                                    Citigroup Global Markets Inc.                              5.07%
iShares Morningstar Mid Value       JPMorgan Chase Bank, National Association                 15.18%
  Index Fund
                                    Charles Schwab & Co., Inc.                                13.31%
                                    National Financial Services LLC                           10.10%
                                    First Clearing, LLC                                        7.24%
                                    American Enterprise Investment Services Inc.               6.51%
                                    Pershing LLC                                               6.10%
                                    Merrill Lynch Safekeeping                                  5.70%
                                    Citigroup Global Markets Inc.                              5.45%
iShares Morningstar Small Core      Charles Schwab & Co., Inc.                                14.32%
  Index Fund
                                    National Financial Services LLC                           12.72%
                                    Merrill Lynch Safekeeping                                  9.65%
                                    Pershing LLC                                               9.40%
                                    American Enterprise Investment Services Inc.               9.27%
iShares Morningstar Small Growth    Charles Schwab & Co., Inc.                                19.59%
  Index Fund
                                    National Financial Services LLC                           12.85%
                                    Ameritrade, Inc.                                          10.98%
                                    Timber Hill LLC                                            7.87%
                                    American Enterprise Investment Services Inc.               7.18%
                                    Pershing LLC                                               6.35%
                                    Citigroup Global Markets Inc.                              5.45%
iShares Morningstar Small Value     National Financial Services LLC                           14.97%
  Index Fund
                                    Charles Schwab & Co., Inc.                                10.72%
                                    Pershing LLC                                               8.88%
                                    Merrill Lynch Safekeeping                                  7.30%
                                    Ameritrade, Inc.                                           6.48%
                                    M&I Marshall & Ilsley Bank                                 5.60%
                                    Union Bank of California, N.A.                             5.39%
                                    American Enterprise Investment Services Inc.               5.06%

Investment Advisory, Administrative and Distribution Services
INVESTMENT ADVISER. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Effective August 1, 2007, for its investment advisory services to the iShares Dow Jones Transportation Average Index Fund, iShares Dow Jones U.S. Aerospace & Defense Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Home Construction Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares Dow Jones U.S. Regional Banks Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund and the iShares Dow Jones U.S. Utilities Sector Index Fund, BGFA is paid a management fee based on each Fund's allocable portion of: 0.48% per year of the aggregate net assets of those Funds less than or equal to $10.0 billion; plus 0.43% per annum of the aggregate net assets of those Funds between $10.0 billion and $20.0 billion; plus 0.38% per annum of the aggregate net assets of those Funds in excess of $20.0 billion.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest and taxes, brokerage expenses and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund's average net assets) listed below.

The following table sets forth the management fees paid by each Fund for the periods noted below:


                                                               MANAGEMENT    MANAGEMENT    MANAGEMENT
                                                               FEES PAID     FEES PAID     FEES PAID
                                                     FUND         FOR           FOR           FOR
                                     MANAGEMENT   INCEPTION   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
FUND                                     FEE         DATE      ENDED 2007    ENDED 2006    ENDED 2005
----------------------------------- ------------ ----------- ------------- ------------- -------------
iShares Cohen & Steers Realty            0.35%    01/29/01    $ 9,164,320   $ 5,991,329   $ 3,715,531
  Majors Index Fund
iShares Dow Jones EPAC Select
Dividend Index Fund                      0.50%    06/11/07        N/A           N/A           N/A
iShares Dow Jones Select Dividend        0.40%    11/03/03     28,752,206    27,966,383    16,102,974
  Index Fund
iShares Dow Jones Transportation
Average Index Fund                       0.48%    10/06/03      1,830,941     1,087,487       496,584
 iShares Dow Jones U.S. Aerospace &
Defense Index  Fund                      0.48%     05/1/06        446,354       N/A           N/A
iShares Dow Jones U.S. Basic
Materials Sector Index Fund              0.48%    06/12/00      2,387,487     2,383,861     2,162,553
iShares Dow Jones U.S.                   0.48%     05/1/06        455,247       N/A            N/A
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer
Goods Sector Index Fund                  0.48%    06/12/00      1,636,466     2,561,674     2,101,520
iShares Dow Jones U.S. Consumer
Services Sector Index Fund               0.48%    06/12/00      1,331,680     1,465,524     1,223,613
iShares Dow Jones U.S. Energy            0.48%    06/12/00      4,238,218     4,864,971     2,915,019
  Sector Index Fund
iShares Dow Jones U.S. Financial         0.48%    05/22/00      2,296,093     2,124,027     1,636,988
  Sector Index Fund
iShares Dow Jones U.S. Financial
Services Index Fund                      0.48%    06/12/00      1,590,670     1,132,161       741,206
iShares Dow Jones U.S. Healthcare
Providers Index  Fund                    0.48%     05/1/06        401,029       N/A            N/A

                                                                  MANAGEMENT    MANAGEMENT   MANAGEMENT
                                                                  FEES PAID     FEES PAID     FEES PAID
                                                        FUND         FOR           FOR           FOR
                                       MANAGEMENT    INCEPTION   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
FUND                                      FEE           DATE      ENDED 2007    ENDED 2006   ENDED 2005
----------------------------------- --------------- ----------- ------------- ------------- ------------
iShares Dow Jones U.S. Healthcare
Sector Index Fund                       0.48   %     06/12/00      5,911,911    7,782,684     4,805,393
iShares Dow Jones U.S. Home
Construction Index Fund                 0.48   %      05/1/06        290,734       N/A           N/A
iShares Dow Jones U.S. Industrial       0.48   %     06/12/00      1,429,838    1,456,507     1,344,384
  Sector Index Fund
iShares Dow Jones U.S. Insurance        0.48   %      05/1/06        100,775       N/A           N/A
  Index Fund
iShares Dow Jones U.S. Medical          0.48   %      05/1/06        259,833       N/A           N/A
  Devices Index Fund
iShares Dow Jones U.S. Oil
Equipment & Services
 Index Fund                             0.48   %      05/1/06        309,440       N/A           N/A
iShares Dow Jones U.S. Oil & Gas
Exploration & Production Index Fund     0.48   %      05/1/06        210,569       N/A           N/A
iShares Dow Jones U.S.                  0.48   %      05/1/06        248,756       N/A           N/A
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate      0.48   %     06/12/00      7,785,351    6,678,636     4,764,324
  Index Fund
iShares Dow Jones U.S. Regional         0.48   %      05/1/06        125,305       N/A           N/A
  Banks Index Fund
iShares Dow Jones U.S. Technology
Sector Index Fund                       0.48   %     05/15/00      3,095,212    2,839,363     2,273,897
iShares Dow Jones U.S.
Telecommunications Sector
 Index Fund                             0.48   %     05/22/00      3,990,212    2,958,708     1,858,698
iShares Dow Jones U.S. Index            0.20   %     06/12/00      1,082,304      946,372       806,782
 Fund/1/
iShares Dow Jones U.S. Utilities        0.48   %     06/12/00      3,667,925    4,352,060     3,178,855
  Sector Index Fund
iShares FTSE NAREIT                     0.48   %     05/02/07        N/A           N/A           N/A
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs      0.48   %     05/02/07        N/A           N/A           N/A
  Index Fund
iShares FTSE NAREIT Real Estate 50      0.48   %     05/02/07        N/A           N/A           N/A
  Index Fund
iShares FTSE NAREIT Residential         0.48   %     05/02/07        N/A           N/A           N/A
  Index Fund
iShares FTSE NAREIT Retail Index        0.48   %     05/02/07        N/A           N/A           N/A
  Fund
iShares KLD 400 Social Index Fund       0.50   %     11/14/06         60,078       N/A           N/A
iShares KLD Select Social/SM/           0.50   %     01/24/05        432,012      474,451        34,773
  Index Fund
iShares Morningstar Large Core          0.20   %     06/28/04        239,422      158,253        57,122
  Index Fund
iShares Morningstar Large Growth        0.25   %     06/28/04        579,056      296,961        63,800
  Index Fund
iShares Morningstar Large Value         0.25   %     06/28/04        841,324      247,373        71,808
  Index Fund
iShares Morningstar Mid Core Index      0.25   %     06/28/04        289,953      222,426        64,589
  Fund
iShares Morningstar Mid Growth          0.30   %     06/28/04        578,622      294,315        57,063
  Index Fund
iShares Morningstar Mid Value           0.30   %     06/28/04        389,094      213,646        49,215
  Index Fund
iShares Morningstar Small Core          0.25   %     06/28/04        297,373      137,364        64,908
  Index Fund
iShares Morningstar Small Growth        0.30   %     06/28/04        178,480      121,908        43,729
  Index Fund
iShares Morningstar Small Value         0.30   %     06/28/04        303,659      169,885        50,132
  Index Fund

-------

/1/Effective November 15, 2007, the Fund and the Underlying Index changed their names from the iShares Dow Jones U.S. Total Market Index Fund and the Dow Jones U.S. Total Market Index to the iShares Dow Jones U.S. Index Fund and the Dow Jones U.S. Index, respectively.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the applicable Fund's outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).


Current interpretations of U.S. federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Funds, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.


BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

PORTFOLIO MANAGERS.


 The individuals named as Portfolio Managers in a Fund's prospectus were also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts in addtion to the Funds, as indicated in the tables below as of October 31, 2007:



DIANE HSIUNG
TYPES OF ACCOUNTS                           NUMBER              TOTAL ASSETS
----------------------------------     ----------------     -------------------
Registered Investment Companies               124            $311,024,000,000
Other Pooled Investment Vehicles                1            $    235,000,000
Other Accounts                                  5            $  1,365,000,000
Accounts with Incentive-Based Fee             N/A                         N/A
  Arrangements

GREG SAVAGE
TYPES OF ACCOUNTS                           NUMBER              TOTAL ASSETS
----------------------------------     ----------------     -------------------
Registered Investment Companies               124            $311,024,000,000
Other Pooled Investment Vehicles                1            $    235,000,000
Other Accounts                                  6            $  1,365,000,000
Accounts with Incentive-Based Fee             N/A                         N/A
  Arrangements



Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.


Like the Funds, the other portfolios or accounts managed by the Portfolio Managers generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest that may result in the Portfolio Manager's favoring those portfolios or accounts with incentive-based fee arrangements.


The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:


DIANE HSIUNG
                                            NUMBER OF OTHER
                                             ACCOUNTS WITH               AGGREGATE
TYPES OF ACCOUNTS                      PERFORMANCE FEES MANAGED       OF TOTAL ASSETS
---------------------------------     --------------------------     ----------------
Registered Investment Companies                  N/A                       N/A
Other Pooled Investment Vehicles                 N/A                       N/A
Other Accounts                                   N/A                       N/A

GREG SAVAGE
                                            NUMBER OF OTHER
                                             ACCOUNTS WITH               AGGREGATE
TYPES OF ACCOUNTS                      PERFORMANCE FEES MANAGED       OF TOTAL ASSETS
---------------------------------     --------------------------     ----------------
Registered Investment Companies                  N/A                       N/A
Other Pooled Investment Vehicles                 N/A                       N/A
Other Accounts                                   N/A                       N/A


As of October 31, 2007, with respect to all Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager's title, scope of responsibilities, experience and knowledge. The Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit, and an assessment of the Portfolio Manager's individual performance. The Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a "select group of management or highly compensated employees (within the meaning of ERISA Section 401(a))" as so specified under the terms of BGI's Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.


As of October 31, 2007, the Portfolio Managers beneficially owned shares of the Funds in the amounts reflected in the following tables:


DIANE HSIUNG
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Cohen & Steers Realty             X
  Majors Index Fund
iShares Dow Jones EPAC Select             X
  Dividend Index Fund
 iShares Dow Jones Select Dividend        X
  Index Fund
iShares Dow Jones Transportation          X
  Average Index Fund
 iShares Dow Jones U.S. Aerospace &       X
  Defense Index Fund
 iShares Dow Jones U.S. Basic             X
  Materials Sector Index Fund
 iShares Dow Jones U.S.                   X
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer           X
  Goods Sector Index Fund
iShares Dow Jones U.S. Consumer           X
  Services Sector Index Fund
 iShares Dow Jones U.S. Energy            X
  Sector Index Fund
iShares Dow Jones U.S. Financial          X
  Sector Index Fund
 iShares Dow Jones U.S. Financial         X
  Services Index Fund
 iShares Dow Jones U.S. Healthcare        X
  Providers Index Fund
 iShares Dow Jones U.S. Healthcare        X
  Sector Index Fund
 iShares Dow Jones U.S. Home              X
  Construction Index Fund

DIANE HSIUNG
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Dow Jones U.S. Industrial         X
  Sector Index Fund
 iShares Dow Jones U.S. Insurance         X
  Index Fund
iShares Dow Jones U.S. Medical            X
  Devices Index Fund
 iShares Dow Jones U.S. Oil               X
  Equipment & Services
 Index Fund
iShares Dow Jones U.S. Oil & Gas          X
  Exploration & Production Index Fund
iShares Dow Jones U.S.                    X
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate        X
  Index Fund
iShares Dow Jones U.S. Regional           X
  Banks Index Fund
iShares Dow Jones U.S. Technology         X
  Sector Index Fund
iShares Dow Jones U.S.                    X
  Telecommunications Sector
 Index Fund
iShares Dow Jones U.S. Index Fund         X
iShares Dow Jones U.S. Utilities          X
  Sector Index Fund
iShares FTSE NAREIT                       X
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs        X
  Index Fund
iShares FTSE NAREIT Real Estate 50        X
  Index Fund
iShares FTSE NAREIT Residential           X
  Index Fund
iShares FTSE NAREIT Retail Index          X
  Fund
iShares KLD 400 Social Index Fund         X
iShares KLD Select Social/SM/             X
  Index Fund
iShares Morningstar Large Core            X
  Index Fund
iShares Morningstar Large Growth          X
  Index Fund
iShares Morningstar Large Value           X
  Index Fund
iShares Morningstar Mid Core Index        X
  Fund
iShares Morningstar Mid Growth            X
  Index Fund
iShares Morningstar Mid Value             X
  Index Fund
iShares Morningstar Small Core            X
  Index Fund
iShares Morningstar Small Growth          X
  Index Fund
iShares Morningstar Small Value           X
  Index Fund

GREG SAVAGE
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Cohen & Steers Realty             X
  Majors Index Fund

GREG SAVAGE
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Dow Jones EPAC Select             X
  Dividend Index Fund
iShares Dow Jones Select Dividend         X
  Index Fund
iShares Dow Jones Transportation          X
  Average Index Fund
iShares Dow Jones U.S. Aerospace &        X
  Defense Index Fund
iShares Dow Jones U.S. Basic              X
  Materials Sector Index Fund
iShares Dow Jones U.S.                    X
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer           X
  Goods Sector Index Fund
iShares Dow Jones U.S. Consumer           X
  Services Sector Index Fund
iShares Dow Jones U.S. Energy             X
  Sector Index Fund
iShares Dow Jones U.S. Financial          X
  Sector Index Fund
iShares Dow Jones U.S. Financial          X
  Services Index Fund
iShares Dow Jones U.S. Healthcare         X
  Providers Index Fund
iShares Dow Jones U.S. Healthcare         X
  Sector Index Fund
iShares Dow Jones U.S. Home               X
  Construction Index Fund
iShares Dow Jones U.S. Industrial         X
  Sector Index Fund
iShares Dow Jones U.S. Insurance          X
  Index Fund
iShares Dow Jones U.S. Medical            X
  Devices Index Fund
iShares Dow Jones U.S. Oil                X
  Equipment & Services Index Fund
iShares Dow Jones U.S. Oil & Gas          X
  Exploration & Production Index Fund
iShares Dow Jones U.S.                    X
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate        X
  Index Fund
iShares Dow Jones U.S. Regional           X
  Banks Index Fund
iShares Dow Jones U.S. Technology         X
  Sector Index Fund
iShares Dow Jones U.S.                    X
  Telecommunications Sector
 Index Fund
iShares Dow Jones U.S. Index Fund         X
iShares Dow Jones U.S. Utilities          X
  Sector Index Fund
iShares FTSE NAREIT                       X
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs        X
  Index Fund
iShares FTSE NAREIT Real Estate 50        X
  Index Fund
iShares FTSE NAREIT Residential           X
  Index Fund

GREG SAVAGE
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares FTSE NAREIT Retail Index          X
  Fund
iShares KLD 400 Social Index Fund         X
iShares KLD Select Social/SM/             X
  Index Fund
iShares Morningstar Large Core            X
  Index Fund
iShares Morningstar Large Growth          X
  Index Fund
iShares Morningstar Large Value           X
  Index Fund
iShares Morningstar Mid Core Index        X
  Fund
iShares Morningstar Mid Growth            X
  Index Fund
iShares Morningstar Mid Value             X
  Index Fund
iShares Morningstar Small Core            X
  Index Fund
iShares Morningstar Small Growth          X
  Index Fund
iShares Morningstar Small Value           X
  Index Fund

CODES OF ETHICS. The Trust, BGFA and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent for the Funds. State Street's principal address is 200 Clarendon Street, Boston, MA 02116. Pursuant to an Administration Agreement with the Trust, State Street provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a Custodian Agreement with the Trust, State Street maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for each Fund. Also, pursuant to a Delegation Agreement with the Trust, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.


The following table sets forth the administration, transfer agency and custodian expenses of each Fund for the periods noted below:

                                                          CUSTODY,             CUSTODY,            CUSTODY,
                                                      ADMINISTRATION,      ADMINISTRATION,      ADMINISTRATION,
                                                      TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                                                          EXPENSES             EXPENSES            EXPENSES
                                          FUND          PAID DURING          PAID DURING          PAID DURING
                                       INCEPTION        FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
FUND                                      DATE           ENDED 2007           ENDED 2006          ENDED 2005
----------------------------------    -----------    -----------------    -----------------    ----------------
iShares Cohen & Steers Realty          01/29/01           $166,836             $132,407            $123,900
  Majors Index Fund
iShares Dow Jones EPAC Select
Dividend Index Fund                    06/11/07             N/A                  N/A                  N/A
iShares Dow Jones Select Dividend      11/03/03            455,510              629,705             435,559
  Index Fund

                                                           CUSTODY,             CUSTODY,            CUSTODY,
                                                       ADMINISTRATION,      ADMINISTRATION,      ADMINISTRATION,
                                                       TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                                                           EXPENSES             EXPENSES            EXPENSES
                                           FUND          PAID DURING          PAID DURING          PAID DURING
                                        INCEPTION        FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
FUND                                       DATE           ENDED 2007           ENDED 2006          ENDED 2005
-----------------------------------    -----------    -----------------    -----------------    ----------------
iShares Dow Jones Transportation
Average Index Fund                      10/06/03            25,250               14,615                9,120
iShares Dow Jones U.S. Aerospace &
Defense Index Fund                      05/01/06             8,004                N/A                  N/A
iShares Dow Jones U.S. Basic
Materials Sector Index Fund             06/12/00            35,452               35,287               45,815
iShares Dow Jones U.S.                  05/01/06             8,754                N/A                  N/A
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer
Goods Sector Index Fund                 06/12/00            25,169               38,400               45,173
iShares Dow Jones U.S. Consumer
Services Sector Index Fund              06/12/00            22,381               25,810               29,951
iShares Dow Jones U.S. Energy           06/12/00            56,777               63,203               55,663
  Sector Index Fund
iShares Dow Jones U.S. Financial        05/22/00            37,744               33,545               38,478
  Sector Index Fund
iShares Dow Jones U.S. Financial
Services Index Fund                     06/12/00            25,720               20,228               19,492
iShares Dow Jones U.S. Healthcare
Providers Index Fund                    05/01/06             8,221                N/A                  N/A
iShares Dow Jones U.S. Healthcare
Sector Index Fund                       06/12/00            79,160              105,853               95,188
iShares Dow Jones U.S. Home
Construction Index Fund                 05/01/06             5,192                N/A                  N/A
iShares Dow Jones U.S. Industrial       06/12/00            23,788               23,629               29,047
  Sector Index Fund
iShares Dow Jones U.S. Insurance        05/01/06             3,491                N/A                  N/A
  Index Fund
iShares Dow Jones U.S. Medical          05/01/06             6,605                N/A                  N/A
  Devices Index Fund
iShares Dow Jones U.S. Oil
Equipment & Services Index Fund         05/01/06             7,154                N/A                  N/A
iShares Dow Jones U.S. Oil & Gas
Exploration & Production Index Fund     05/01/06             5,908                N/A                  N/A
iShares Dow Jones U.S.                  05/01/06             6,131                N/A                  N/A
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate      06/12/00            91,319               89,357              100,021
  Index Fund
iShares Dow Jones U.S. Regional         05/01/06             7,044                N/A                  N/A
  Banks Index Fund
iShares Dow Jones U.S. Technology
Sector Index Fund                       05/15/00            44,108               40,735               48,115
iShares Dow Jones U.S.
Telecommunications Sector Index Fund    05/22/00            56,181               38,449               36,216
iShares Dow Jones U.S. Index            06/12/00            42,256               48,785               57,857
 Fund/1/
iShares Dow Jones U.S. Utilities        06/12/00            52,508               62,195               65,589
  Sector Index Fund
iShares FTSE NAREIT                     05/02/07             N/A                  N/A                  N/A
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs      05/02/07             N/A                  N/A                  N/A
  Index Fund
iShares FTSE NAREIT Real Estate 50      05/02/07             N/A                  N/A                  N/A
  Index Fund
iShares FTSE NAREIT Residential         05/02/07             N/A                  N/A                  N/A
  Index Fund
iShares FTSE NAREIT Retail Index        05/02/07             N/A                  N/A                  N/A
  Fund

                                                           CUSTODY,             CUSTODY,            CUSTODY,
                                                       ADMINISTRATION,      ADMINISTRATION,      ADMINISTRATION,
                                                       TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                                                           EXPENSES             EXPENSES            EXPENSES
                                           FUND          PAID DURING          PAID DURING          PAID DURING
                                        INCEPTION        FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
FUND                                       DATE           ENDED 2007           ENDED 2006          ENDED 2005
-----------------------------------    -----------    -----------------    -----------------    ----------------
iShares KLD 400 Social Index Fund       11/14/06              2,428               N/A                  N/A
iShares KLD Select Social/SM/           01/24/05             11,740               15,277                2,464
  Index Fund
iShares Morningstar Large Core          06/28/04             11,945               11,375                5,942
  Index Fund
iShares Morningstar Large Growth        06/28/04             18,662               13,442                5,406
  Index Fund
iShares Morningstar Large Value         06/28/04             26,991               13,062                5,954
  Index Fund
iShares Morningstar Mid Core Index      06/28/04             17,984               18,821                8,586
  Fund
iShares Morningstar Mid Growth          06/28/04             23,823               24,138                6,996
  Index Fund
iShares Morningstar Mid Value           06/28/04             19,764               22,807                7,379
  Index Fund
iShares Morningstar Small Core          06/28/04             21,266               21,926                9,815
  Index Fund
iShares Morningstar Small Growth        06/28/04             13,289               19,388                8,388
  Index Fund
iShares Morningstar Small Value         06/28/04             17,802               23,473                8,542
  Index Fund

-------

/1/Effective November 15, 2007, the Fund and the Underlying Index changed their names from the iShares Dow Jones U.S. Total Market Index Fund and the Dow Jones U.S. Total Market Index to the iShares Dow Jones U.S. Index Fund and the Dow Jones U.S. Index, respectively.

DISTRIBUTOR. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the CREATION AND REDEMPTION OF CREATION UNITS AGGREGATIONS section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and a member of the Financial Industry Regulatory Authority ("FINRA").


The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days prior written notice to the other party (i) by vote of a majority of the Independent Trustees, or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), Depository Trust Company ("DTC") participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

The following table sets forth the compensation paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of Fund shares, provided to each Fund during the periods noted below:


                                                         COMPENSATION       COMPENSATION        COMPENSATION
                                            FUND          PAID DURING        PAID DURING        PAID DURING
                                         INCEPTION        FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
FUND                                        DATE          ENDED 2007         ENDED 2006          ENDED 2005
-----------------------------------     -----------     --------------     --------------     ---------------
iShares Cohen & Steers Realty            01/29/01        $  45,998.61       $  38,592.68       $  34,903.66
  Majors Index Fund
iShares Dow Jones EPAC Select
Dividend Index Fund                      06/11/07            N/A                N/A                 N/A
iShares Dow Jones Select Dividend        11/03/03           45,998.61          38,592.68          34,903.66
  Index Fund
iShares Dow Jones Transportation
Average Index Fund                       10/06/03           45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S. Aerospace &
Defense Index Fund                       05/01/06           45,998.61           N/A                 N/A
iShares Dow Jones U.S. Basic
Materials Sector Index Fund              06/12/00           45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S.                   05/01/06           45,998.61           N/A                 N/A
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer
Goods Sector Index Fund                  06/12/00           45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S. Consumer
Services Sector Index Fund               06/12/00           45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S. Energy            06/12/00           45,998.61          38,592.68          34,903.66
  Sector Index Fund
iShares Dow Jones U.S. Financial         05/22/00           45,998.61          38,592.68          34,903.66
  Sector Index Fund
iShares Dow Jones U.S. Financial
Services Index Fund                      06/12/00           45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S. Healthcare
Providers Index Fund                     05/01/06           45,998.61           N/A                 N/A
iShares Dow Jones U.S. Healthcare
Sector Index Fund                        06/12/00           45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S. Home
Construction Index Fund                  05/01/06           45,998.61           N/A                 N/A
iShares Dow Jones U.S. Industrial        06/12/00           45,998.61          38,592.68          34,903.66
  Sector Index Fund
iShares Dow Jones U.S. Insurance         05/01/06           45,998.61           N/A                 N/A
  Index Fund
iShares Dow Jones U.S. Medical           05/01/06           45,998.61           N/A                 N/A
  Devices Index Fund
iShares Dow Jones U.S. Oil
Equipment & Services Index Fund          05/01/06           45,998.61           N/A                 N/A
iShares Dow Jones U.S. Oil & Gas
Exploration & Production Index Fund      05/01/06           45,998.61           N/A                 N/A
iShares Dow Jones U.S.                   05/01/06           45,998.61           N/A                 N/A
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate       06/12/00           45,998.61          38,592.68          34,903.66
  Index Fund
iShares Dow Jones U.S. Regional          05/01/06           45,998.61           N/A                 N/A
  Banks Index Fund
iShares Dow Jones U.S. Technology
Sector Index Fund                        05/15/00           45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S.
Telecommunications Sector
 Index Fund                              05/22/00           45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S. Index             06/12/00           45,998.61          38,592.68          34,903.66
 Fund/1/
iShares Dow Jones U.S. Utilities         06/12/00           45,998.61          38,592.68          34,903.66
  Sector Index Fund
iShares FTSE NAREIT                      05/02/07            N/A                N/A                 N/A
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs       05/02/07            N/A                N/A                 N/A
  Index Fund

                                                         COMPENSATION      COMPENSATION       COMPENSATION
                                            FUND         PAID DURING        PAID DURING        PAID DURING
                                         INCEPTION       FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
FUND                                        DATE          ENDED 2007        ENDED 2006         ENDED 2005
-----------------------------------     -----------     -------------     --------------     --------------
iShares FTSE NAREIT Real Estate 50       05/02/07            N/A               N/A                N/A
  Index Fund
iShares FTSE NAREIT Residential          05/02/07            N/A               N/A                N/A
  Index Fund
iShares FTSE NAREIT Retail Index         05/02/07            N/A               N/A                N/A
  Fund
iShares KLD 400 Social Index Fund        11/14/06          20,499.62           N/A                N/A
iShares KLD Select Social/SM/            01/24/05          45,998.61          38,592.68           9,873.74
  Index Fund
iShares Morningstar Large Core           06/28/04          45,998.61          38,592.68          30,919.86
  Index Fund
iShares Morningstar Large Growth         06/28/04          45,998.61          38,592.68          30,919.86
  Index Fund
iShares Morningstar Large Value          06/28/04          45,998.61          38,592.68          30,919.86
  Index Fund
iShares Morningstar Mid Core Index       06/28/04          45,998.61          38,592.68          30,919.86
  Fund
iShares Morningstar Mid Growth           06/28/04          45,998.61          38,592.68          30,919.86
  Index Fund
iShares Morningstar Mid Value            06/28/04          45,998.61          38,592.68          30,919.86
  Index Fund
iShares Morningstar Small Core           06/28/04          45,998.61          38,592.68          30,919.86
  Index Fund
iShares Morningstar Small Growth         06/28/04          45,998.61          38,592.68          30,919.86
  Index Fund
iShares Morningstar Small Value          06/28/04          45,998.61          38,592.68          30,919.86
  Index Fund

-------

/1/Effective November 15, 2007, the Fund and the Underlying Index changed their names from the iShares Dow Jones U.S. Total Market Index Fund and the Dow Jones U.S. Total Market Index to the iShares Dow Jones U.S. Index Fund and the Dow Jones U.S. Index, respectively.

INDEX PROVIDERS. Each Fund is based upon a particular index compiled by one of the following Index Providers: Dow Jones & Company, Cohen & Steers, Morningstar, KLD and FTSE. Dow Jones maintains and calculates the Morningstar Indexes for Morningstar pursuant to a contractual agreement. None of the Index Providers is affiliated with the Funds or with BGI or BGI's affiliates. BGI has provided to the Funds the applicable sub-licenses without charge. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant Index Provider.

Brokerage Transactions
BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The table below sets forth the brokerage commissions paid by each Fund for the periods noted. Any differences in brokerage commissions paid by a Fund from year to year are due to increases or decreases in that Fund's assets over those periods:


                                                         COMMISSIONS       COMMISSIONS       COMMISSIONS
                                            FUND         PAID DURING       PAID DURING       PAID DURING
                                         INCEPTION       FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
FUND                                        DATE          ENDED 2007        ENDED 2006       ENDED 2005
-----------------------------------     -----------     -------------     -------------     ------------
iShares Cohen & Steers Realty            01/29/01         $ 400,805        $  325,881        $  388,191
  Majors Index Fund
iShares Dow Jones EPAC Select
Dividend Index Fund                      06/11/07            N/A               N/A               N/A
iShares Dow Jones Select Dividend        11/03/03           476,428         1,083,270         1,064,545
  Index Fund
iShares Dow Jones Transportation
Average Index Fund                       10/06/03            29,677            20,296             6,694
iShares Dow Jones U.S. Aerospace &
Defense Index Fund                       05/01/06            23,956            N/A               N/A
iShares Dow Jones U.S. Basic
Materials Sector Index Fund              06/12/00            52,023            18,197            16,902
iShares Dow Jones U.S.                   05/01/06            27,147            N/A               N/A
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer
Goods Sector Index Fund                  06/12/00             8,879            18,371            33,335
iShares Dow Jones U.S. Consumer
Services Sector Index Fund               06/12/00             5,352            11,686            25,143
iShares Dow Jones U.S. Energy            06/12/00            39,714            10,953             8,735
  Sector Index Fund
iShares Dow Jones U.S. Financial         05/22/00            37,253            13,680            10,576
  Sector Index Fund
iShares Dow Jones U.S. Financial
Services Index Fund                      06/12/00            21,510             9,635             4,576
iShares Dow Jones U.S. Healthcare
Providers Index Fund                     05/01/06            25,447            N/A               N/A
iShares Dow Jones U.S. Healthcare
Sector Index Fund                        06/12/00            46,004            48,753            17,418
iShares Dow Jones U.S. Home
Construction Index Fund                  05/01/06            20,175            N/A               N/A
iShares Dow Jones U.S. Industrial        06/12/00             9,678            10,572             5,168
  Sector Index Fund
iShares Dow Jones U.S. Insurance         05/01/06               722            N/A               N/A
  Index Fund
iShares Dow Jones U.S. Medical           05/01/06             9,608            N/A               N/A
  Devices Index Fund
iShares Dow Jones U.S. Oil
Equipment & Services Index Fund          05/01/06             7,082            N/A               N/A

                                                         COMMISSIONS       COMMISSIONS       COMMISSIONS
                                            FUND         PAID DURING       PAID DURING       PAID DURING
                                         INCEPTION       FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
FUND                                        DATE          ENDED 2007        ENDED 2006        ENDED 2005
-----------------------------------     -----------     -------------     -------------     -------------
iShares Dow Jones U.S. Oil & Gas
Exploration & Production Index Fund      05/01/06             8,764            N/A               N/A
iShares Dow Jones U.S.                   05/01/06            15,030            N/A               N/A
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate       06/12/00           307,570           175,829          127,331
  Index Fund
iShares Dow Jones U.S. Regional          05/01/06             2,943            N/A               N/A
  Banks Index Fund
iShares Dow Jones U.S. Technology
Sector Index Fund                        05/15/00            31,332            25,906           38,889
iShares Dow Jones U.S.
Telecommunications Sector Index Fund     05/22/00           130,797           174,008           37,706
iShares Dow Jones U.S. Index             06/12/00            14,951            17,475           18,463
 Fund/1/
iShares Dow Jones U.S. Utilities         06/12/00            34,256            35,305           41,377
  Sector Index Fund
iShares FTSE NAREIT                      05/02/07            N/A               N/A               N/A
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs       05/02/07            N/A               N/A               N/A
  Index Fund
iShares FTSE NAREIT Real Estate 50       05/02/07            N/A               N/A               N/A
  Index Fund
iShares FTSE NAREIT Residential          05/02/07            N/A               N/A               N/A
  Index Fund
iShares FTSE NAREIT Retail Index         05/02/07            N/A               N/A               N/A
  Fund
iShares KLD 400 Social Index Fund        11/14/06               710            N/A               N/A
iShares KLD Select Social/SM/            01/24/05            26,453            39,833            1,436
  Index Fund
iShares Morningstar Large Core           06/28/04            27,644             5,289            1,420
  Index Fund
iShares Morningstar Large Growth         06/28/04            33,343            14,194            5,484
  Index Fund
iShares Morningstar Large Value          06/28/04            50,456             9,167              981
  Index Fund
iShares Morningstar Mid Core Index       06/28/04            47,533            15,308            2,715
  Fund
iShares Morningstar Mid Growth           06/28/04            70,384            15,672            3,024
  Index Fund
iShares Morningstar Mid Value            06/28/04            43,758            11,971            1,945
  Index Fund
iShares Morningstar Small Core           06/28/04           103,321            32,676           10,269
  Index Fund
iShares Morningstar Small Growth         06/28/04            40,285            19,130            9,640
  Index Fund
iShares Morningstar Small Value          06/28/04            64,861            15,750            5,036
  Index Fund

-------

/1/Effective November 15, 2007, the Fund and the Underlying Index changed their names from the iShares Dow Jones U.S. Total Market Index Fund and the Dow Jones U.S. Total Market Index to the iShares Dow Jones U.S. Index Fund and the Dow Jones U.S. Index, respectively.

The following table sets forth the names of the Funds' "regular broker dealers," as defined under the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the applicable Fund's most recently completed fiscal year:

                                                                          MARKET VALUE
FUND                                ISSUER                                OF INVESTMENT
----------------------------------- ------------------------------------ --------------
iShares Dow Jones U.S. Aerospace &  Deutsche Bank AG                            7,930
  Defense Index Fund
                                    Credit Suisse Group                         4,440
                                    Merrill Lynch & Co., Inc.                   3,489
iShares Dow Jones U.S. Basic        Deutsche Bank AG                           55,304
  Materials Sector Index Fund
                                    Credit Suisse Group                        30,970
                                    Merrill Lynch & Co., Inc.                  24,334
iShares Dow Jones U.S.              Morgan Stanley                         14,316,984
  Broker-Dealers Index Fund
                                    Merrill Lynch & Co., Inc.              14,208,618
                                    Goldman Sachs Group, Inc. (The)        14,001,752
                                    Lehman Brothers Holdings, Inc.         10,963,102
                                    Deutsche Bank AG                          430,460

                                                                          MARKET VALUE
FUND                                ISSUER                                OF INVESTMENT
----------------------------------- ------------------------------------ --------------
                                    Credit Suisse Group                       241,057
iShares Dow Jones U.S. Consumer     Deutsche Bank AG                            6,372
  Services Sector Index Fund
                                    Credit Suisse Group                         3,568
                                    Merrill Lynch & Co., Inc.                   2,804
iShares Dow Jones U.S. Consumer     Deutsche Bank AG                           63,819
  Goods Sector Index Fund
                                    Credit Suisse Group                        35,739
                                    Merrill Lynch & Co., Inc.                  28,080
iShares Dow Jones U.S. Energy       Deutsche Bank AG                            3,319
  Sector Index Fund
                                    Credit Suisse Group                         1,859
                                    Merrill Lynch & Co., Inc.                   1,460
iShares Dow Jones U.S. Financial    Bank of America Corp.                  29,090,012
  Services Index Fund
                                    Goldman Sachs Group, Inc. (The)        10,420,264
                                    Morgan Stanley                         10,339,783
                                    Merrill Lynch & Co., Inc.               9,596,851
                                    Lehman Brothers Holdings, Inc.          5,186,265
                                    Bear Stearns Companies, Inc. (The)      2,373,802
                                    Investment Technology Group, Inc.         227,078
                                    Deutsche Bank AG                           49,805
                                    Credit Suisse Group                        27,891
iShares Dow Jones U.S. Financial    Bank of America Corp.                  32,534,873
  Sector Index Fund
                                    Goldman Sachs Group, Inc. (The)        11,610,814
                                    Morgan Stanley                         11,517,435
                                    Merrill Lynch & Co., Inc.              10,702,813
                                    Lehman Brothers Holdings, Inc.          5,790,312
                                    Bear Stearns Companies, Inc. (The)      2,642,852
                                    Investment Technology Group, Inc.         254,777
                                    Deutsche Bank AG                            7,385
                                    Credit Suisse Group                         4,135
iShares Dow Jones U.S. Healthcare   Deutsche Bank AG                            2,766
  Providers Index Fund
                                    Credit Suisse Group                         1,549
                                    Merrill Lynch & Co., Inc.                   1,217
iShares Dow Jones U.S. Healthcare   Deutsche Bank AG                          259,755
  Sector Index Fund
                                    Credit Suisse Group                       145,463
                                    Merrill Lynch & Co., Inc.                 114,292
iShares Dow Jones U.S. Home         Deutsche Bank AG                          116,401
  Construction Index Fund
                                    Credit Suisse Group                        65,184
                                    Merrill Lynch & Co., Inc.                  51,216
iShares Dow Jones U.S. Industrial   Deutsche Bank AG                           20,304
  Sector Index Fund
                                    Credit Suisse Group                        11,370
                                    Merrill Lynch & Co., Inc.                   8,934
iShares Dow Jones U.S. Insurance    Deutsche Bank AG                            2,766
  Index Fund
                                    Credit Suisse Group                         1,549
                                    Merrill Lynch & Co., Inc.                   1,217
iShares Dow Jones U.S. Oil & Gas
Exploration & Production
 Index Fund                         Deutsche Bank AG                           16,660
                                    Credit Suisse Group                         9,329
                                    Merrill Lynch & Co., Inc.                   7,330
iShares Dow Jones U.S. Oil          Deutsche Bank AG                            2,565
  Equipment & Services Index Fund

                                                                          MARKET VALUE
FUND                                ISSUER                                OF INVESTMENT
----------------------------------- ------------------------------------ --------------
                                    Credit Suisse Group                         1,437
                                    Merrill Lynch & Co., Inc.                   1,128
iShares Dow Jones U.S. Real Estate  Deutsche Bank AG                           51,646
  Index Fund
                                    Credit Suisse Group                        28,922
                                    Merrill Lynch & Co., Inc.                  22,724
iShares Dow Jones Select Dividend   Bank of America Corp.                 248,702,846
  Index Fund
iShares Dow Jones U.S. Technology   Deutsche Bank AG                           29,408
  Sector Index Fund
                                    Credit Suisse Group                        16,469
                                    Merrill Lynch & Co., Inc.                  12,940
iShares Dow Jones U.S.              Deutsche Bank AG                        1,320,619
Telecommunications Sector Index
  Fund
                                    Credit Suisse Group                       739,547
                                    Merrill Lynch & Co., Inc.                 581,072
iShares Dow Jones U.S. Index Fund   Bank of America Corp.                   9,384,280
                                    Goldman Sachs Group, Inc. (The)         3,338,175
                                    Morgan Stanley                          3,322,175
                                    Merrill Lynch & Co., Inc.               3,106,856
                                    Lehman Brothers Holdings, Inc.          1,649,836
                                    Bear Stearns Companies, Inc. (The)        744,869
                                    Investment Technology Group, Inc.          63,041
                                    Deutsche Bank AG                           31,093
                                    Credit Suisse Group                        17,412
iShares Dow Jones Transportation    Deutsche Bank AG                           29,045
  Average Index Fund
                                    Credit Suisse Group                        16,265
                                    Merrill Lynch & Co., Inc.                  12,780
iShares Dow Jones U.S. Utilities    Deutsche Bank AG                          214,419
  Sector Index Fund
                                    Credit Suisse Group                       120,074
                                    Merrill Lynch & Co., Inc.                  94,344
iShares Morningstar Large Core      Morgan Stanley                          3,106,942
  Index Fund
                                    Merrill Lynch & Co., Inc.               2,874,998
                                    Lehman Brothers Holdings, Inc.          1,545,574
                                    Bear Stearns Companies, Inc. (The)        702,051
iShares Morningstar Large Growth    Goldman Sachs Group, Inc. (The)         6,953,328
  Index Fund
iShares Morningstar Large Value     Bank of America Corp.                  24,503,718
  Index Fund
iShares Morningstar Mid Core Index  Deutsche Bank AG                            6,452
  Fund
                                    Credit Suisse Group                         3,613
                                    Merrill Lynch & Co., Inc.                   2,839
iShares Morningstar Mid Growth      Investment Technology Group, Inc.         357,323
  Index Fund
                                    Deutsche Bank AG                          219,025
                                    Credit Suisse Group                       122,654
                                    Merrill Lynch & Co., Inc.                  96,371
iShares Morningstar Mid Value       Deutsche Bank AG                           25,326
  Index Fund
                                    Credit Suisse Group                        14,182
                                    Merrill Lynch & Co., Inc.                  11,143
iShares Morningstar Small Core      Deutsche Bank AG                           27,163
  Index Fund
                                    Credit Suisse Group                        15,211
                                    Merrill Lynch & Co., Inc.                  11,952
iShares Morningstar Small Growth    Deutsche Bank AG                           20,863
  Index Fund
                                    Credit Suisse Group                        11,683



                                                                              MARKET VALUE
FUND                                ISSUER                                    OF INVESTMENT
----------------------------------- ---------------------------------------- --------------
                                    Merrill Lynch & Co., Inc.                       9,180
iShares Morningstar Small Value     Deutsche Bank AG                                5,210
  Index Fund
                                    Credit Suisse Group                             2,918
                                    Merrill Lynch & Co., Inc.                       2,292
iShares KLD Select Social/SM/       Bank of America Corp.                       1,727,037
  Index Fund
                                    Goldman Sachs Group, Inc. (The)               544,339
                                    Deutsche Bank AG                                7,463
                                    Credit Suisse Group                             4,179
                                    Merrill Lynch & Co., Inc.                       3,284
iShares KLD 400 Social Index Fund   Merrill Lynch & Co., Inc.                     319,414


The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.

The table below sets forth the portfolio turnover rates of each Fund for the periods noted:

FUND                                 FISCAL YEAR ENDED 4/30/2007   FISCAL YEAR ENDED 4/30/2006
----------------------------------- ----------------------------- ----------------------------
iShares Cohen & Steers Realty                     14%                         18%
  Majors Index Fund
iShares Dow Jones EPAC Select                    N/A                          N/A
  Dividend Index Fund
iShares Dow Jones Select Dividend                  6%                         14%
  Index Fund
iShares Dow Jones Transportation                   8%                         10%
  Average Index Fund
iShares Dow Jones U.S. Aerospace &                20%                         N/A
  Defense Index Fund
iShares Dow Jones U.S. Basic                      13%                          6%
  Materials Sector Index Fund
iShares Dow Jones U.S.                            44%                         N/A
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer                    5%                          6%
  Goods Sector Index Fund
iShares Dow Jones U.S. Consumer                    7%                          6%
  Services Sector Index Fund
iShares Dow Jones U.S. Energy                      6%                          2%
  Sector Index Fund
iShares Dow Jones U.S. Financial                  10%                          6%
  Sector Index Fund
iShares Dow Jones U.S. Financial                   9%                          9%
  Services Index Fund
iShares Dow Jones U.S. Healthcare                 51%                         N/A
  Providers Index Fund
iShares Dow Jones U.S. Healthcare                  5%                          4%
  Sector Index Fund
iShares Dow Jones U.S. Home                       21%                         N/A
  Construction Index Fund
iShares Dow Jones U.S. Industrial                  4%                          7%
  Sector Index Fund
iShares Dow Jones U.S. Insurance                  12%                         N/A
  Index Fund
iShares Dow Jones U.S. Medical                    23%                         N/A
  Devices Index Fund
iShares Dow Jones U.S. Oil                        12%                         N/A
  Equipment & Services Index Fund
iShares Dow Jones U.S. Oil & Gas                  21%                         N/A
Exploration & Production Index
  Fund
iShares Dow Jones U.S.                            21%                         N/A
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate                29%                         19%
  Index Fund
iShares Dow Jones U.S. Regional                   13%                         N/A
  Banks Index Fund
iShares Dow Jones U.S. Technology                  6%                          7%
  Sector Index Fund
iShares Dow Jones U.S.                            12%                         25%
Telecommunications Sector Index
  Fund
iShares Dow Jones U.S. Index Fund                  4%                          5%
iShares Dow Jones U.S. Utilities                   5%                          5%
  Sector Index Fund
iShares FTSE NAREIT                              N/A                          N/A
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs               N/A                          N/A
  Index Fund
iShares FTSE NAREIT Real Estate 50               N/A                          N/A
  Index Fund
iShares FTSE NAREIT Residential                  N/A                          N/A
  Index Fund
iShares FTSE NAREIT Retail Index                 N/A                          N/A
  Fund
iShares KLD 400 Social Index Fund                  4%                         N/A
iShares KLD Select Social/SM/                     46%                         46%
  Index Fund
iShares Morningstar Large Core                    39%                         15%
  Index Fund
iShares Morningstar Large Growth                  28%                         24%
  Index Fund
iShares Morningstar Large Value                   22%                         17%
  Index Fund
iShares Morningstar Mid Core Index                53%                         19%
  Fund
iShares Morningstar Mid Growth                    50%                         21%
  Index Fund
iShares Morningstar Mid Value                     43%                         18%
  Index Fund
iShares Morningstar Small Core                    73%                         45%
  Index Fund
iShares Morningstar Small Growth                  59%                         38%
  Index Fund
iShares Morningstar Small Value                   56%                         17%
  Index Fund


Additional Information Concerning the Trust

SHARES. The Trust currently is comprised of over 125 Funds. The Trust issues shares of beneficial interests in each Fund, with no par value. The Board may designate additional Funds.


Each share issued by a Fund has a PRO RATA interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, shareholders of that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgating thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

TERMINATION OF THE TRUST OR A FUND. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC ACTS AS SECURITIES DEPOSITORY FOR THE SHARES OF THE FUNDS. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.


DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Funds. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Funds at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations
CREATION. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any business day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


FUND DEPOSIT. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (I.E., the Deposit Securities), which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund's Underlying Index and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.


The Cash Component is sometimes also referred to as the "Balancing Amount." The function of the cash component is to compensate for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The

Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (I.E., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (I.E., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares (subject to possible amendments or corrections) of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments, corporate action events and interest payments on underlying bonds are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (I.E., a "cash-in-lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC. The Trust also reserves the right to permit or require a "cash-in-lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit.

PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book-Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant who has executed a Participant Agreement that has been delivered to the Fund and accepted by the Distributor is referred to as "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


All orders to create shares must be placed for one or more Creation Unit Aggregations. The iShares Dow Jones EPAC Select Dividend Index Fund is hereinafter referred to as the "Foreign Fund." All other Funds discussed in this SAI are hereinafter referred to as "Domestic Funds." All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as determined on the date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order (E.G., to provide for payments of cash), when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of the Foreign Fund should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

PLACEMENT OF CREATION ORDERS FOR DOMESTIC FUNDS USING THE CLEARING PROCESS.
The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through State Street to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.


PLACEMENT OF CREATION ORDERS FOR DOMESTIC FUNDS OUTSIDE THE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern Time, on the "Settlement Date." The Settlement Date is typically the third Business Day following the Transmittal Date. However, the Settlement Date for certain Funds (E.G., the iShares FTSE/Xinhua China 25 Index
Fund) is the second Business Day following the Transmittal Date and each Fund reserves the right to settle transactions on a basis other than T+2. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.


All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to State Street through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by State Street no later than 2:00 p.m., Eastern Time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date;

and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if State Street does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern Time on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 0.1% of 1% (10 basis points) of the value of one Creation Unit at the time of creation.

Creation Unit Aggregations of funds based on domestic indexes may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which BGFA may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with State Street the appropriate amount of federal funds by 2:00 p.m., Eastern Time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or State Street does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with State Street, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which BGFA may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern Time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by State Street or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

PLACEMENT OF CREATION ORDERS FOR THE FOREIGN FUND. For the Foreign Fund, State Street shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern Time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Foreign Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, State Street, the Distributor or BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, State Street or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, State Street, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds:


                                         STANDARD CREATION       MAXIMUM CREATION
FUND                                      TRANSACTION FEE*       TRANSACTION FEE*
-----------------------------------     -------------------     -----------------
iShares Cohen & Steers Realty                  $  250                $ 1,000
  Majors Index Fund
iShares Dow Jones EPAC Select                   3,300                 13,200
  Dividend Index Fund
iShares Dow Jones Select Dividend                 250                  1,000
  Index Fund
iShares Dow Jones Transportation                  200                    800
  Average Index Fund
iShares Dow Jones U.S. Aerospace &                200                    800
  Defense Index Fund
iShares Dow Jones U.S. Basic                      500                  2,000
  Materials Sector Index Fund
iShares Dow Jones U.S.                            200                    800
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer                   500                  2,000
  Goods Sector Index Fund
iShares Dow Jones U.S. Consumer                   500                  2,000
  Services Sector Index Fund
iShares Dow Jones U.S. Energy                     500                  2,000
  Sector Index Fund
iShares Dow Jones U.S. Financial                  500                  2,000
  Sector Index Fund
iShares Dow Jones U.S. Financial                  500                  2,000
  Services Index Fund
iShares Dow Jones U.S. Healthcare                 400                  1,600
  Providers Index Fund
iShares Dow Jones U.S. Healthcare                 500                  2,000
  Sector Index Fund
iShares Dow Jones U.S. Home                       200                    800
  Construction Index Fund
iShares Dow Jones U.S. Industrial                 500                  2,000
  Sector Index Fund

                                         STANDARD CREATION      MAXIMUM CREATION
FUND                                     TRANSACTION FEE*       TRANSACTION FEE*
-----------------------------------     ------------------     ------------------
iShares Dow Jones U.S. Insurance                 500                  2,000
  Index Fund
iShares Dow Jones U.S. Medical                   400                  1,600
  Devices Index Fund
iShares Dow Jones U.S. Oil                       450                  1,800
  Equipment & Services Index Fund
iShares Dow Jones U.S. Oil & Gas                 350                  1,400
Exploration & Production Index
  Fund
iShares Dow Jones U.S.                           300                  1,200
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate               500                  2,000
  Index Fund
iShares Dow Jones U.S. Regional                  500                  2,000
  Banks Index Fund
iShares Dow Jones U.S. Technology                500                  2,000
  Sector Index Fund
iShares Dow Jones U.S.                           250                  1,000
Telecommunications Sector Index
  Fund
iShares Dow Jones U.S. Index                     500                  2,000
 Fund/1/
iShares Dow Jones U.S. Utilities                 500                  2,000
  Sector Index Fund
iShares FTSE NAREIT                              500                  2,000
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs               500                  2,000
  Index Fund
iShares FTSE NAREIT Real Estate 50               500                  2,000
  Index Fund
iShares FTSE NAREIT Residential                  500                  2,000
  Index Fund
iShares FTSE NAREIT Retail Index                 500                  2,000
  Fund
iShares KLD 400 Social Index Fund                500                  2,000
iShares KLD Select Social/SM/                    500                  2,000
  Index Fund
iShares Morningstar Large Core                   300                  1,200
  Index Fund
iShares Morningstar Large Growth                 300                  1,200
  Index Fund
iShares Morningstar Large Value                  300                  1,200
  Index Fund
iShares Morningstar Mid Core Index               500                  2,000
  Fund
iShares Morningstar Mid Growth                   500                  2,000
  Index Fund
iShares Morningstar Mid Value                    500                  2,000
  Index Fund
iShares Morningstar Small Core                   500                  2,000
  Index Fund
iShares Morningstar Small Growth                 500                  2,000
  Index Fund
iShares Morningstar Small Value                  500                  2,000
  Index Fund

-------
*If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

/1/Effective November 15, 2007, the Fund and the Underlying Index changed their names from the iShares Dow Jones U.S. Total Market Index Fund and the Dow Jones U.S. Total Market Index to the iShares Dow Jones U.S. Index Fund and the Dow Jones U.S. Index, respectively.

REDEMPTION OF SHARES IN CREATION UNITS AGGREGATIONS. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through State Street and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC for Domestic Funds, and through the Distributor, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern Time) on each

Business Day, the identity of the Fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities - as announced on the Business Day of the request for redemption received in proper form - plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum redemption transaction fee for each of the Funds:


                                         STANDARD REDEMPTION       MAXIMUM REDEMPTION
FUND                                       TRANSACTION FEE*         TRANSACTION FEE*
-----------------------------------     ---------------------     -------------------
iShares Cohen & Steers Realty                   $  250                  $ 1,000
  Majors Index Fund
iShares Dow Jones EPAC Select                    3,300                   13,200
  Dividend Index Fund
iShares Dow Jones Select Dividend                  250                    1,000
  Index Fund
iShares Dow Jones Transportation                   200                      800
  Average Index Fund
iShares Dow Jones U.S. Aerospace &                 200                      800
  Defense Index Fund
iShares Dow Jones U.S. Basic                       500                    2,000
  Materials Sector Index Fund
iShares Dow Jones U.S.                             200                      800
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer                    500                    2,000
  Goods Sector Index Fund
iShares Dow Jones U.S. Consumer                    500                    2,000
  Services Sector Index Fund
iShares Dow Jones U.S. Energy                      500                    2,000
  Sector Index Fund
iShares Dow Jones U.S. Financial                   500                    2,000
  Sector Index Fund
iShares Dow Jones U.S. Financial                   500                    2,000
  Services Index Fund
iShares Dow Jones U.S. Healthcare                  400                    1,600
  Providers Index Fund
iShares Dow Jones U.S. Healthcare                  500                    2,000
  Sector Index Fund
iShares Dow Jones U.S. Home                        200                      800
  Construction Index Fund
iShares Dow Jones U.S. Industrial                  500                    2,000
  Sector Index Fund

                                         STANDARD REDEMPTION      MAXIMUM REDEMPTION
FUND                                      TRANSACTION FEE*         TRANSACTION FEE*
-----------------------------------     --------------------     --------------------
iShares Dow Jones U.S. Insurance                  500                    2,000
  Index Fund
iShares Dow Jones U.S. Medical                    400                    1,600
  Devices Index Fund
iShares Dow Jones U.S. Oil                        450                    1,800
  Equipment & Services Index Fund
iShares Dow Jones U.S. Oil & Gas                  350                    1,400
Exploration & Production Index
  Fund
iShares Dow Jones U.S.                            300                    1,200
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate                500                    2,000
  Index Fund
iShares Dow Jones U.S. Regional                   500                    2,000
  Banks Index Fund
iShares Dow Jones U.S. Technology                 500                    2,000
  Sector Index Fund
iShares Dow Jones U.S.                            250                    1,000
Telecommunications Sector Index
  Fund
iShares Dow Jones U.S. Index                      500                    2,000
 Fund/1/
iShares Dow Jones U.S. Utilities                  500                    2,000
  Sector Index Fund
iShares FTSE NAREIT                               500                    2,000
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs                500                    2,000
  Index Fund
iShares FTSE NAREIT Real Estate 50                500                    2,000
  Index Fund
iShares FTSE NAREIT Residential                   500                    2,000
  Index Fund
iShares FTSE NAREIT Retail Index                  500                    2,000
  Fund
iShares KLD 400 Social Index Fund                 500                    2,000
iShares KLD Select Social/SM/                     500                    2,000
  Index Fund
iShares Morningstar Large Core                    300                    1,200
  Index Fund
iShares Morningstar Large Growth                  300                    1,200
  Index Fund
iShares Morningstar Large Value                   300                    1,200
  Index Fund
iShares Morningstar Mid Core Index                500                    2,000
  Fund
iShares Morningstar Mid Growth                    500                    2,000
  Index Fund
iShares Morningstar Mid Value                     500                    2,000
  Index Fund
iShares Morningstar Small Core                    500                    2,000
  Index Fund
iShares Morningstar Small Growth                  500                    2,000
  Index Fund
iShares Morningstar Small Value                   500                    2,000
  Index Fund

-------
*If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

/1/ Effective November 15, 2007, the Fund and the Underlying Index changed their names from the iShares Dow Jones U.S. Total Market Index Fund and the Dow Jones U.S. Total Market Index to the iShares Dow Jones U.S. Index Fund and the Dow Jones U.S. Index, respectively.

PLACEMENT OF REDEMPTION ORDERS FOR DOMESTIC FUNDS USING THE CLEARING PROCESS.
 Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund

Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

PLACEMENT OF REDEMPTION ORDERS FOR DOMESTIC FUNDS OUTSIDE THE CLEARING PROCESS.
 Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 11:00 a.m., Eastern Time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

PLACEMENT OF REDEMPTION ORDERS FOR THE FOREIGN FUND. Orders to redeem Creation Unit Aggregations of the Foreign Fund must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Foreign Fund is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 10:00 a.m., Eastern Time, on the next Business Day following the Transmittal Date; and
(iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Foreign Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of the Foreign Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participantion Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by State Street and marked to market daily, and that the fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the Foreign Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by State Street according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to State Street by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to State Street prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by State Street on such Transmittal Date. If, however, a redemption order is submitted to State Street by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the Foreign Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, (i.e., the Business Day on which the shares of the Foreign Fund are delivered through DTC to State Street by the DTC Cut-Off-Time) on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Foreign Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of the Foreign Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the Foreign Fund is closed or are otherwise not Business Days for the Foreign Fund, stockholders may not be able to redeem their shares of the Foreign Fund, or to purchase and sell shares of the Foreign Fund on the Listing Exchange for the Foreign Fund, on days when the NAV of the Foreign Fund could be significantly affected by events in the relevant foreign markets.

REGULAR HOLIDAYS. Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (I.E., days on which the national securities exchange is open). Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (E.G., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2008 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:



                    ARGENTINA
------
Jan.1      May 1       Nov. 6
March 20   June 6      Dec. 24
March 21   July 9      Dec. 25
March 31   August 18   Dec. 31
                    AUSTRALIA
------
Jan.1      March 21    May 19       August 13
Jan.28     March 24    June 2       October 6
March 3    April 25    June 9       Nov. 4
March 10   May 5       August 4     Dec. 25
                                    Dec. 26
                     AUSTRIA
------
Jan.1      May 12      Dec. 24
March 21   May 22      Dec. 25
March 24   August 15   Dec. 26
May 1      Dec. 8      Dec. 31
                     BELGIUM
------
Jan.1      May 2       Nov. 11
March 21   May 17      Dec. 25
March 24   July 21     Dec. 26
May 1      August 15
                      BRAZIL
------
Jan.1      March 21    July 9       Dec. 31
Jan.25     April 21    Nov. 20
Feb. 4     May 1       Dec. 24
Feb. 5     May 22      Dec. 25
                      CANADA
------
Jan.1      May 21      Sept. 3      Dec. 26
Jan.2      June 25     October 8
Feb. 19    July 2      Nov. 12
April 6    August 6    Dec. 25
                      CHILE
------
Jan.1      August 15   Dec. 25
March 21   Sept. 18    Dec. 31
May 1      Sept. 19
May 21     Dec. 8

                      CHINA
------
Jan.1      Feb. 11     May 7        October 6
Jan.21     Feb. 12     May 26       October 7
Feb. 4     Feb. 13     July 4       October 13
Feb. 5     May 1       Sept. 1      Nov. 11
Feb. 6     May 2       October 1    Nov. 27
Feb. 7     May 5       October 2    Dec. 25
Feb. 8     May 6       October 3
                     DENMARK
------
Jan.1      April 18    Dec. 24
March 20   May 1       Dec. 25
March 21   May 12      Dec. 26
March 24   June 5      Dec. 31
                     FINLAND
------
Jan.1      June 20     Dec. 31
March 21   Dec. 24
March 24   Dec. 25
May 1      Dec. 26
                      FRANCE
------
Jan.1      May 8       Dec. 25
March 21   June 14     Dec. 26
March 24   August 15
May 1      Nov. 11
                     GERMANY
------
Jan.1      May 1       October 3    Dec. 31
Feb. 4     May 12      Dec. 24
March 21   May 22      Dec. 25
March 24   August 15   Dec. 26
                      GREECE
------
Jan.1      March 25    June 16      Dec. 26
March 10   April 25    August 15
March 21   April 28    October 28
March 24   May 1       Dec. 25

                   HONG KONG
---------------------------------------------
Jan.1      March 24    July 1       Dec. 25
Feb. 6     April 4     Sept. 15     Dec. 26
Feb. 7     May 1       October 1    Dec. 31
Feb. 8     May 12      October 7
March 21   June 9      Dec. 24
                   INDONESIA
------
Jan.1      April 7     Sept. 29     Dec. 25
Jan.10     May 1       October 1    Dec. 26
Jan.11     May 20      October 2    Dec. 29
Feb. 7     July 28     October 3    Dec. 31
March 20   July 30     Dec. 8
March 21   August 18   Dec. 24
                    IRELAND
------
Jan.1      May 1       October 27   Dec. 29
March 17   May 5       Dec. 24
March 21   June 2      Dec. 25
March 24   August 4    Dec. 26
                     ITALY
------
Jan.1      June 2      Dec. 25
March 21   August 15   Dec. 26
April 25   Dec. 8      Dec. 31
May 1      Dec. 24
                     JAPAN
------
Jan.1      Feb. 11     July 21      Nov. 3
Jan.2      March 20    Sept. 15     Nov. 24
Jan.3      April 29    Sept. 23     Dec. 23
Jan.14     May 5       October 13   Dec. 31
                   MALAYSIA
------
Jan.1      March 20    Sept. 1      Dec. 8
Jan.10     May 1       October 1    Dec. 25
Feb. 1     May 19      October 2    Dec. 29
Feb. 6     May 20      October 3
Feb. 7     May 30      October 27
Feb. 8     June 7      October 28
                    MEXICO
------
Jan.1      March 21    Nov. 20
Feb. 4     May 1       Dec. 12
March 17   Sept. 16    Dec. 25
March 20   Nov. 17
                  NETHERLANDS
------
Jan.1      May 1
March 21   May 12
March 24   Dec. 25
April 30   Dec. 26

                  NEW ZEALAND
---------------------------------------------
Jan.1      Feb. 6      June 2
Jan.2      March 21    October 27
Jan.21     March 24    Dec. 25
Jan.28     April 25    Dec. 26
                    NORWAY
------
Jan.1      May 1       Dec. 26
March 20   May 12      Dec. 31
March 21   Dec. 24
March 24   Dec. 25
                  PHILIPPINES
------
Jan.1      June 12     Dec. 25
Feb. 25    August 21   Dec. 30
March 20   October 1   Dec. 31
March 21   Dec. 24
                   PORTUGAL
------
Jan.1      April 25    June 13      Dec. 25
Feb. 5     May 1       Dec. 1       Dec. 26
March 21   May 22      Dec. 8
March 24   June 10     Dec. 24
                   SINGAPORE
------
Jan.1      May 1       October 1    Dec. 17
Feb. 7     May 19      October 27   Dec. 25
Feb. 8     May 20      October 28
March 21   August 9    Dec. 8
                 SOUTH AFRICA
---------------------------------------------
Jan.1      May 1       Dec. 25
March 21   June 16     Dec. 26
March 24   Sept. 24
April 28   Dec. 16
                  SOUTH KOREA
---------------------------------------------
Jan.1      April 10    July 17      Dec. 31
Feb. 6     May 1       August 15
Feb. 7     May 5       Sept. 5
Feb. 8     May 12      October 3
April 9    June 6      Dec. 25
                     SPAIN
------
Jan.1      March 24    July 25      Dec. 26
Jan.7      May 1       August 15
March 20   May 2       Dec. 8
March 21   May 15      Dec. 25

                     SWEDEN
------
Jan.1      June 6       Dec. 26
March 21   June 20      Dec. 31
March 24   Dec. 24
May 1      Dec. 25
                  SWITZERLAND
------
Jan.1      May 1        Sept. 11     Dec. 31
Jan.2      May 12       Dec. 8
March 19   May 22       Dec. 24
March 21   August 1     Dec. 25
March 24   August 15    Dec. 26
                     TAIWAN
------
Jan.1      Feb. 7       April 4
Feb. 4     Feb. 8       May 1
Feb. 5     Feb. 11      June 9
Feb. 6     Feb. 28      October 10
                    THAILAND
------
Jan.1      April 15     July 1       Dec. 5
Feb. 20    May 1        July 18      Dec. 10
April 7    May 5        August 12
April 14   May 20       October 23

                 UNITED KINGDOM
----------------------------------------------
Jan.1      May 26
March 21   August 25
March 24   Dec. 25
May 5      Dec. 26
                 UNITED STATES
----------------------------------------------
Jan.1      May 26       Nov. 11
Jan.21     July 4       Nov. 27
Feb. 18    Sept. 1      Dec. 25
March 21   October 13
                   VENEZUELA
------
Jan.1      May 1        August 18
Feb. 4     May 5        Dec. 8
Feb. 5     May 26       Dec. 25
March 19   June 24
March 20   July 24



            SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2008



  Argentina        03/17/08   03/25/08   8
                   03/18/08   03/26/08   8
                   03/19/08   03/27/08   8
  China            02/04/08   02/14/08   10
                   02/05/08   02/15/08   10
                   02/06/08   02/18/08   12
                   04/28/08   05/08/08   10
                   04/29/08   05/09/08   10
                   04/30/08   05/12/08   12
                   09/26/08   10/08/08   12
                   09/29/08   10/09/08   10
                   09/30/08   10/10/08   10
  Croatia          12/19/08   12/29/08   10
                   12/22/08   12/30/08   8
                   12/23/08   01/02/09   10
  Czech Republic   12/19/08   12/29/08   10
                   12/22/08   12/30/08   8
                   12/23/08   12/31/08   8
  Denmark          03/17/08   03/25/08   8
                   03/18/08   03/26/08   8
                   03/19/08   03/27/08   8
  Finland          03/17/08   03/25/08   8
                   03/18/08   03/26/08   8
                   03/19/08   03/27/08   8
  Indonesia        09/26/08   10/06/08   10

                09/29/08   10/07/08   8
                09/30/08   10/08/08   8
  Japan         12/26/08   01/05/09   10
                12/29/08   01/06/09   8
                12/30/08   01/07/09   8
  Mexico        03/14/08   03/24/08   10
  Norway        03/17/08   03/25/08   8
                03/18/08   03/26/08   8
                03/19/08   03/27/08   8
  Philippines   12/24/08   01/02/09   9
  Russia *      12/26/07   01/08/08   13
                12/27/07   01/09/08   13
                12/28/07   01/10/08   13
  Sweden        03/17/08   03/25/08   8
                03/18/08   03/26/08   8
                03/19/08   03/27/08   8
  Turkey        12/04/08   12/12/08   8
                12/05/08   12/15/08   10
  Venezuela     03/14/08   03/24/08   10
                03/17/08   03/25/08   8
                03/18/08   03/26/08   8


-------

* Settlement cycle in Russia is negotiated on a deal by deal basis. Above data reflects a hypothetical T + 3 Cycle Covers market closings that have been confirmed as of 11/1/07. Holidays are subject to change without notice.


Taxes

REGULATED INVESTMENT COMPANY QUALIFICATIONS. Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer, or of two or more issuers of which 20% or more of the voting securities are held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other
RIC) or the securities of one or more qualified publicly traded partnerships.
 A Fund's investments in partnerships, including in qualified publicly traded partnerships, may result in that Fund being subject to state, local, or foreign income, franchise or withholding tax liabilities.

TAXATION OF RICS. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies the minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (I.E., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (I.E., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

TAXATION OF CERTAIN DERIVATIVES.   A Fund's transactions in zero coupon
securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

A Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.


EXCISE TAX. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.


NET CAPITAL LOSS CARRYFORWARDS. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

The following Funds had tax basis net capital loss carryforwards as of April 30, 2007, the tax year-end for the Funds listed:


                                EXPIRING   EXPIRING    EXPIRING    EXPIRING    EXPIRIN     EXPIRING      EXPIRING
FUND                              2009       2010        2011        2012       2013         2014          2015         TOTAL
------------------------------ ---------- ---------- ------------ ---------- ---------- ------------- ------------- -------------
iShares Cohen & Steers          $     -    $      -   $        -   $      -   $      -   $         -   $   550,761   $   550,761
 Realty Majors Index Fund
iShares Dow Jones Select              -           -            -          -    842,993    30,488,444    11,633,250    42,964,687
 Dividend Index Fund
iShares Dow Jones                     -           -            -          -    206,601     1,535,209       781,024     2,522,834
 Transportation Average
 Index Fund
iShares Dow Jones U.S.                -           -            -          -          -             -       218,173       218,173
 Aerospace & Defense
 Index Fund
iShares Dow Jones U.S. Basic          -           -      164,820    213,728          -             -     2,166,892     2,545,440
 Materials Sector Index
 Fund
iShares Dow Jones U.S.                -           -            -          -          -             -       203,587       203,587
 Broker-Dealers Index Fund
iShares Dow Jones U.S.           12,169     410,794      786,981    439,017    331,603     6,571,402     1,320,322     9,872,288
 Consumer Goods Sector
 Index Fund
iShares Dow Jones U.S.                -     214,348      640,467    434,021    590,495     2,292,509       183,523     4,355,363
 Consumer Services Sector
 Index Fund
iShares Dow Jones U.S.                -           -    2,929,194    124,959          -             -       712,195     3,766,348
 Energy Sector Index Fund
iShares Dow Jones U.S.                -           -            -    775,502          -             -        38,903       814,405
 Financial Sector Index
 Fund

                                 EXPIRING   EXPIRING     EXPIRING     EXPIRING      EXPIRIN     EXPIRING     EXPIRING
FUND                               2009       2010         2011         2012         2013         2014         2015         TOTAL
------------------------------- --------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
iShares Dow Jones U.S.              -              -             -     458,579            -            -            -       458,579
 Financial Services Index
 Fund
iShares Dow Jones U.S.              -              -             -           -            -            -      142,089       142,089
 Healthcare Providers Index
 Fund
iShares Dow Jones U.S.              -              -             -     799,884            -      519,297    3,188,912     4,508,093
 Healthcare Sector Index
 Fund
iShares Dow Jones U.S.              -      1,765,263     1,969,601           -    3,141,753            -      230,285     7,106,902
 Industrial Sector Index
 Fund
iShares Dow Jones U.S.              -              -             -           -            -            -       83,550        83,550
 Insurance Index Fund
iShares Dow Jones U.S.              -              -             -           -            -            -       42,150        42,150
 Medical Devices Index
 Fund
iShares Dow Jones U.S. Oil          -              -             -           -            -            -      115,443       115,443
 & Gas Exploration &
 Production Index Fund
iShares Dow Jones U.S. Oil          -              -             -           -            -            -       64,599        64,599
 Equipment & Services
 Index Fund
iShares Dow Jones U.S.              -              -             -           -            -            -       50,522        50,522
 Pharmaceuticals Index
 Fund
iShares Dow Jones U.S.              -              -             -           -            -            -       47,538        47,538
 Regional Banks Index Fund
iShares Dow Jones U.S.              -      3,803,426    10,610,555   1,952,962    2,052,426    3,556,590    5,706,797    27,682,756
 Technology Sector Index
 Fund
iShares Dow Jones U.S.              -      9,769,390    12,363,187     998,718      376,854            -    3,799,540    27,307,689
 Telecommunications Sector
 Index Fund
iShares Dow Jones U.S. Index        -              -     1,932,829     728,202    1,282,114            -            -     3,943,145
 Fund
iShares Dow Jones U.S.              -              -     4,938,451   8,539,740    1,702,578            -    4,406,966    19,587,735
 Utilities Sector Index Fund
iShares KLD Select Social/SM/       -              -             -           -            -      228,408      156,260       384,668
 Index Fund
iShares Morningstar Large           -              -             -           -       39,699       86,938      590,225       716,862
 Core Index Fund
iShares Morningstar Large           -              -             -           -       54,115      754,949    3,087,927     3,896,991
 Growth Index Fund
iShares Morningstar Large           -              -             -           -       18,851       35,116      468,973       522,940
 Value Index Fund
iShares Morningstar Mid Core        -              -             -           -       20,026      126,713    2,019,941     2,166,680
 Index Fund
iShares Morningstar Mid             -              -             -           -       14,863      105,739      132,199       252,801
 Growth Index Fund
iShares Morningstar Mid             -              -             -           -        9,742      204,827      558,361       772,930
 Value Index Fund

                             EXPIRING  EXPIRING   EXPIRING   EXPIRING   EXPIRIN   EXPIRING    EXPIRING
FUND                           2009      2010       2011       2012       2013      2014        2015       TOTAL
--------------------------- --------- ---------- ---------- ---------- --------- ---------- ----------- ----------
iShares Morningstar Small       -         -          -          -       12,494     40,013   3,014,235   3,066,742
 Core Index Fund
iShares Morningstar Small       -         -          -          -       37,247    166,146   3,039,061   3,242,454
 Growth Index Fund
iShares Morningstar Small       -         -          -          -       18,678    142,621   1,039,496   1,200,795
 Value Index Fund

FUNDS HOLDING FOREIGN INVESTMENTS. Each Fund may be subject to foreign income taxes withheld at the source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's PRO RATA share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's PRO RATA share of the Fund's foreign income taxes. A foreign person who invests in a Fund that elects to "pass through" its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. Certain limitations will be imposed to the extent to which the foreign tax credit may be claimed.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's PRO RATA share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.


FEDERAL TAX TREATMENT OF COMPLEX SECURITIES. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.


Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts (referred to as "Section 1256 contracts") as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.


As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). Estimated income or loss from non-periodic contingent payments may be recognized on a current basis. The tax treatments of many types of credit default swaps are uncertain.


Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

TAXATION OF U.S. SHAREHOLDERS. Dividends and other distributions by a Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their PRO RATA share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income, subject to the discussions of qualified dividend income below.


If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in the shares of the Fund, and as a capital gain thereafter (if the shareholder holds such shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (I.E., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

SALES OF SHARES. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (E.G., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

BACK-UP WITHHOLDING. In certain cases, a Fund will be required to withhold at the applicable withholding rate, currently 28%, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to back-up withholding by the IRS; (3) has failed to certify to a Fund that such shareholder is not subject to back-up withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

SECTIONS 351 AND 362. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the IRC, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund's basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.


QUALIFIED DIVIDEND INCOME. Distributions by each Fund of investment company taxable income, whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Substitute dividend payments received with respect to securities lent out are not qualified dividend income. A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or
(iii) the shareholder elects to treat such dividend as investment income under
Section 163(d)(4)(B) of the IRC. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Capital gain distributions consisting of each Fund's net capital gains will be taxable as long-term capital gains.


CORPORATE DIVIDENDS RECEIVED DEDUCTION. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.


REPORTING. If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service ("IRS") a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.


OTHER TAXES. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

TAXATION OF NON-U.S. SHAREHOLDERS. Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they: (i) are paid in respect of a Fund's "qualified net interest income" (generally, a Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income); or (ii) are paid in respect of a Fund's "qualified short-term capital gains" (generally, the excess of a Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A distribution from a Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations. A distribution paid prior to 2008 attributable to a Fund's sale of a REIT or other U.S. real property holding company will also be treated as real property gain if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. Restrictions apply regarding wash sale and substitute payment transactions.


The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Each Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The applicable Annual Report to Shareholders is delivered with this SAI to shareholders requesting this SAI.



Miscellaneous Information

COUNSEL. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, located at Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Trust, audits the Funds' financial statements and may perform other services.


SHAREHOLDER COMMUNICATIONS TO THE BOARD. Shareholders may make inquiries by writing to the Trust, c/o the Distributor, One Freedom Valley Drive, Oaks, PA
19456.   The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o Barclays Global Investors, N.A. - Mutual Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholders' communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.

BGI-F-214-07008

ISHARES(Reg. TM) TRUST

Statement of Additional Information

Dated December 1, 2007
(as revised August 1, 2008)

This combined Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses (the "Prospectuses") for the following Funds of iShares Trust (the "Trust"), as such Prospectuses may be revised or supplemented from time to time:

iShares FTSE/Xinhua China 25 Index Fund
iShares MSCI EAFE Growth Index Fund
iShares MSCI EAFE Index Fund
iShares MSCI EAFE Value Index Fund
iShares NYSE 100 Index Fund
iShares NYSE Composite Index Fund
iShares S&P North American Natural Resources Sector Index Fund (formerly, iShares S&P GSSI(TM) Natural Resources Index Fund) iShares S&P North American Technology Sector Index Fund (formerly, iShares S&P GSTI(TM) Technology Index Fund) iShares S&P North American Technology-Software Index Fund (formerly, iShares S&P GSTI(TM) Software Index Fund) iShares S&P North American Technology-Semiconductors Index Fund (formerly, iShares S&P GSTI(TM) Semiconductor Index Fund) iShares S&P North American Technology-Multimedia Networking Index Fund (formerly, iShares S&P GSTI(TM) Networking Index Fund)

The Prospectuses for the various iShares Funds included in this SAI are dated as follows: the iShares S&P North American Series (formerly, the iShares GSST(TM)/GSTI(TM) Series) and iShares MSCI EAFE Series, dated December 1, 2007; the iShares NYSE Series, dated December 1, 2007 and the iShares FTSE/Xinhua China 25 Index Fund, dated December 1, 2007. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Reports of the Trust for the above listed Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Prospectus and Annual Report may be obtained without charge by writing to the Trust's distributor, SEI Investments Distribution Co. (the "Distributor") at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares (1-800-474- 2737) or visiting WWW.ISHARES.COM.


iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                              TABLE OF CONTENTS


                                                                            PAGE
                                                                           -----
General Description of the Trust and its Funds                                 1
Exchange Listing and Trading                                                   3
Investment Strategies and Risks                                                4
   Lack of Diversification of Certain Funds                                    4
   Lending Portfolio Securities                                                6
   Repurchase Agreements                                                       7
   Reverse Repurchase Agreements                                               7
   Currency Transactions                                                       7
   Securities of Investment Companies                                          8
   Foreign Securities                                                          8
   Illiquid Securities                                                         8
   Short-Term Instruments and Temporary Investments                            8
   Futures and Options                                                         9
   Options on Futures Contracts                                                9
   Swap Agreements                                                             9
   Tracking Stocks                                                            10
   Future Developments                                                        10
General Considerations and Risks                                              10
   Risks of Derivatives                                                       10
   Risks of Equity Securities                                                 10
   Risks of Futures and Options Transactions                                  11
   Risks of Swap Agreements                                                   11
   Risks of Investing in Non-U.S. Equity Securities                           11
   Dividend Risk                                                              12
Proxy Voting Policy                                                           12
Portfolio Holdings Information                                                13
Construction and Maintenance Standards for the Underlying Indexes             15

                                                                            PAGE
                                                                           -----
FTSE/Xinhua China 25 Index                                                    16

                                                                            PAGE
                                                                           -----
The MSCI Indexes Generally                                                    18
   MSCI EAFE(Reg. TM) Index                                                   21
   MSCI EAFE(Reg. TM) Growth Index                                            21
   MSCI EAFE(Reg. TM) Value Index                                             21
The NYSE Indexes Generally                                                    23
   NYSE Composite Index                                                       23
   NYSE U.S. 100 Index                                                        24
The S&P Indexes Generally                                                     25
   S&P North American Natural Resources Sector Index(TM)                      28

                                                                            PAGE
                                                                           -----
   S&P North American Technology Sector Index(TM)                             28
   S&P North American Technology-Software Index(TM)                           29
   S&P North American Technology-Semiconductors Index(TM)                     29
   S&P North American Technology-Multimedia Networking Index(TM)              28
Investment Limitations                                                        30
Continuous Offering                                                           34
Management                                                                    34
   Trustees and Officers                                                      34
   Committees of the Board of Trustees                                        37
   Remuneration of Trustees                                                   39
   Control Persons and Principal Holders of Securities                        40
Investment Advisory, Administrative and Distribution Services                 46
   Investment Adviser                                                         46
   Portfolio Managers                                                         50
   Codes of Ethics                                                            56
   Administrator, Custodian and Transfer Agent                                56
   Distributor                                                                59
   Index Providers                                                            62
Brokerage Transactions                                                        63
Additional Information Concerning the Trust                                   70
   Shares                                                                     70

                                                                            PAGE
                                                                           -----
   Termination of the Trust or a Fund                                         70
   DTC Acts as Securities Depository for the Shares of the Funds              70
Creation and Redemption of Creation Unit Aggregations                         71
   Creation                                                                   71
   Fund Deposit                                                               71
   Procedures for Creation of Creation Unit Aggregations                      72
   Placement of Creation Orders for Domestic Funds Using the Clearing
    Process                                                                   73
   Placement of Creation Orders for Domestic Funds Outside the Clearing
    Process                                                                   73
   Placement of Creation Orders for Foreign Funds                             74
   Acceptance of Orders for Creation Unit Aggregations                        75
   Creation Transaction Fee                                                   75
   Redemption of Shares in Creation Units Aggregations                        77
   Redemption Transaction Fee                                                 78
   Placement of Redemption Orders for Domestic Funds Using the Clearing
    Process                                                                   80
   Placement of Redemption Orders for Domestic Funds Outside the Clearing
    Process                                                                   81
   Placement of Redemption Orders for Foreign Funds                           81
   Regular Holidays                                                           82
   Settlement Periods Greater than Seven Days for Year 2008                   85
Taxes                                                                         86
   Regulated Investment Company Qualifications                                86
   Taxation of RICs                                                           86
   Taxation of Certain Derivatives                                            87
   Excise Tax                                                                 87
   Net Capital Loss Carryforwards                                             87
   Funds Holding Foreign Investments                                          88
   Federal Tax Treatment of Complex Securities                                89
   Taxation of U.S. Shareholders                                              89
   Sales of Shares                                                            90
   Back-Up Withholding                                                        90
   Sections 351 and 362                                                       91
   Qualified Dividend Income                                                  91
   Corporate Dividends Received Deduction                                     91
   Reporting                                                                  91
   Other Taxes                                                                91
   Taxation of Non-U.S. Shareholders                                          91
Financial Statements                                                          93
Miscellaneous Information                                                     93

                                                                            PAGE
                                                                           -----
   Counsel                                                                    93
   Independent Registered Public Accounting Firm                              93
   Shareholder Communications to the Board                                    93

General Description of the Trust and its Funds

The Trust currently consists of over 125 investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following funds (each, a "Fund" and collectively, the "Funds"):

  .  iShares FTSE/Xinhua China 25 Index Fund

  .  iShares S&P North American Natural Resources Sector Index Fund

  .  iShares S&P North American Technology Sector Index Fund

  .  iShares S&P North American Technology-Software Index Fund

  .  iShares S&P North American Technology-Semiconductors Index Fund

  .  iShares S&P North American Technology-Multimedia Networking Index Fund

  .  iShares MSCI EAFE Growth Index Fund

  .  iShares MSCI EAFE Index Fund

  .  iShares MSCI EAFE Value Index Fund

  .  iShares NYSE 100 Index Fund

  .  iShares NYSE Composite Index Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an "Underlying Index") representing publicly-traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors ("BGFA" or the "Investment Adviser"), a subsidiary of BGI.


Each Fund offers and issues shares at their net asset value per share ("NAV") only in aggregations of a specified number of shares (each, a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The shares described in the applicable Prospectus and this SAI are listed and traded on national securities exchanges such as the American Stock Exchange ("AMEX"), the Chicago Board Options Exchange ("CBOE"), The NASDAQ Stock Market LLC ("Nasdaq"), the New York Stock Exchange ("NYSE") or NYSE Arca, Inc. ("NYSE Arca"). Shares may also be listed on certain non-U.S. exchanges, such as the Singapore Exchange and the German Stock Exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof.

The Trust reserves the right to offer a "cash" option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 110%, which BGFA may change from time to time, of the market value of the missing Deposit Securities.
See the CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.


Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the SHAREHOLDER INFORMATION section of the Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.

Shares of each Fund are listed on the AMEX, CBOE, Nasdaq or NYSE Arca (each, a "Listing Exchange") and trade throughout the day on the Listing Exchange and other secondary markets. In addition, certain Funds may be traded on certain foreign exchanges. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. Although listing requirements vary among exchanges, a Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which a Fund is based is no longer calculated or available, (iii) the "indicative optimized portfolio value" ("IOPV") of a Fund is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Funds, the Listing Exchange disseminates every 15 seconds through the facilities of the Consolidated Tape Association an updated IOPV for the Fund as calculated by an information provider or market data vendors. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.


An IOPV has an equity securities component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for a Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time, because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities. Therefore, a Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund's NAV, which is calculated only once a day.


In addition to the equity component described in the preceding paragraph, the IOPV for a Fund includes a cash component consisting of estimated accrued dividend and other income, less expenses.


The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund.

Investment Strategies and Risks
Each Fund seeks to achieve its investment objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. The adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.


Each Fund engages in "representative sampling," which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have an investment profile similar to the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the relevant Underlying Index.


LACK OF DIVERSIFICATION OF CERTAIN FUNDS. The following table sets forth the diversification status of each Fund:

DIVERSIFIED FUNDS                       NON-DIVERSIFIED FUNDS
-----------------------------------     ---------------------------------------------------------------------
iShares NYSE 100 Index Fund             iShares FTSE/Xinhua China 25 Index Fund
iShares NYSE Composite Index Fund       iShares MSCI EAFE Growth Index Fund
                                        iShares MSCI EAFE Index Fund
                                        iShares MSCI EAFE Value Index Fund

DIVERSIFIED FUNDS                       NON-DIVERSIFIED FUNDS
-----------------------------------     ---------------------------------------------------------------------
                                        iShares S&P North American Natural Resources Sector Index Fund
                                        iShares S&P North American Technology Sector Index Fund
                                        iShares S&P North American Technology-Software Index Fund
                                        iShares S&P North American Technology-Semiconductors Index Fund
                                        iShares S&P North American Technology-Multimedia Networking Index Fund


With respect to 75% of a Fund's total assets, a diversified Fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the Fund's total assets may be invested in any manner.

A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or the securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund's investment portfolio. This may adversely affect the Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.


Each Fund (whether diversified or non-diversified) intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a Regulated Investment Company ("RIC") for purposes of the U.S. Internal Revenue Code of 1986, as amended (the "IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.

LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.


With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA. Securities lending involves exposure to certain risks, including operational risk (I.E., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (I.E., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk.

In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the "Board" or "Trustees"). BGI acts as securities lending agent for the Fund subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.


REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found to be satisfactory by BGFA.


REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Each Fund maintains liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

CURRENCY TRANSACTIONS. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Funds' assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.


A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

SECURITIES OF INVESTMENT COMPANIES. Each Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company; and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or its affiliates, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.


FOREIGN SECURITIES. Each Fund may purchase publicly-traded common stocks of foreign corporations. To the extent a Fund invests in stocks of foreign corporations, each Fund's investment in such stocks may also be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.


To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange, and to the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign securities exchange. A Fund will not invest in any unlisted Depository Receipt or any Depository Receipt that BGFA deems to be illiquid or for which pricing information is not readily available. In addition, all Depository Receipts generally must be sponsored, however a Fund may invest in unsponsored Depository Receipts under certain limited circumstances.

The issuers of unsponsored Depository Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.


Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.


SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BGFA or its affiliates); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises);
(iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's(Reg. TM) Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's Rating Services, a division of the The McGraw-Hill Companies, Inc. ("S&P"), or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (E.G., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act;
(vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


FUTURES AND OPTIONS. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts and options only on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (the "CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule
4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.


A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.


Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.


OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.


Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.


SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, with each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by each Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

TRACKING STOCKS. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in the applicable Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.


General Considerations and Risks

A discussion of some of the risks associated with an investment in a Fund is contained in the applicable Prospectus.


An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market.


Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

RISKS OF DERIVATIVES. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. A Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

RISKS OF EQUITY SECURITIES. An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general, and other factors that affect the market. An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

A Fund that invests in preferred stock may be exposed to certain risks not typically encounter by investing in common stock. Many preferred stocks pay dividends at a fixed rate, therefore, a preferred stock's market price may be sensitive to changes in interest rates in a manner similar to bonds - that is, as interest rates rise, the value of the preferred stock is likely to decline. Many preferred stocks also allow holders to convert the preferred stock into common stock of the issuer; the market price of such preferred stocks can be sensitive to changes in the value of the issuer's common stock. In addition, the ability of an issuer of preferred stock to pay dividends may deteriorate or the issuer may default (I.E., fail to make scheduled dividend payments on the preferred stock or scheduled interest payments on other obligations of the issuer), which would negatively affect the value of any such holding. Dividend payments on a preferred stock typically must be declared by the issuer's board of directors. An issuer's board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred stock at any time. Preferred stock is also subject to market volatility and the price of preferred stock will fluctuate based on market demand. Preferred stock often has a call feature which allows the issuer to redeem the security at its discretion. Therefore, preferred stocks having a higher than average yield may be called by the issuer, which may cause a decrease in the yield of a Fund that invested in the preferred stock.

Although most of the securities in the Underlying Indexes are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.


The risk of loss in trading futures contracts or uncovered call options in some strategies (E.G., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in the type of stocks in which they invest.


Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

RISKS OF SWAP AGREEMENTS. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor (E.G., a Fund may not receive the net amount of payments that it contractually is entitled to receive).


RISKS OF INVESTING IN NON-U.S. EQUITY SECURITIES. Certain Funds (E.G., the iShares FTSE/Xinhua China 25 Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund, iShares MSCI EAFE Value Index Fund, and iShares NYSE Composite Index Fund invest a significant portion of their assets in non-U.S. equity securities. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in the investor's home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulation and the costs that may be incurred in connection with conversions between various currencies. Investing in a Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lesser levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; and the risk of nationalization or expropriation of assets and risk of war.

DIVIDEND RISK. There is no guarantee that the issuers of the stocks held by a Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

Proxy Voting Policy

The Trust has adopted, as its proxy voting policies for each Fund, the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:



  . Each Fund generally supports the Board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;


  . Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

  . Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.


BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BGFA voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
(i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at WWW.ISHARES.COM; and (ii) on the SEC's website at WWW.SEC.GOV.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Funds' portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund's respective shareholders; (b) does not put the interests of the Funds' Investment Adviser, the Funds' Distributor, or any affiliated person of the Funds, the Investment Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares ("iShares Exemptive Orders"), and other institutional market participants and entities that provide information services.


Each business day, each Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund's anticipated holdings on the following business day.

Daily access to information concerning the Funds' portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Funds' Distributor, administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds, and the terms of the Funds' current registration statements. In addition, each Fund discloses its portfolio holdings and the percentages they represent of the Fund's net assets at least monthly, but as often as each day the Fund is open for business at www.iShares.com. More information about this disclosure is available at WWW.ISHARES.COM.


From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.


Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within 70 days after the end of the quarter, and will provide that information to shareholders as required by federal securities laws and regulations thereunder. A Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.


The Trust's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance Standards for the Underlying Indexes
Brief descriptions of the Underlying Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below.

FTSE/Xinhua China 25 Index
NUMBER OF COMPONENTS: 25
========================

INDEX DESCRIPTION. The FTSE/Xinhua China 25 Index is designed to represent the performance of the largest companies in the China equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The securities in the Index are weighted based on the total market value of their shares. Securities with higher total market values generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings are capped to avoid over-concentration in any one stock.

The Index consists of two types of shares: "Red Chip" shares and "H" shares.

"Red Chip" shares are incorporated in Hong Kong and trade on the Hong Kong Stock Exchange. They are quoted in Hong Kong Dollars. Red Chip companies are substantially owned directly or indirectly by the Chinese Government and have the majority of their business interested in mainland China. Like other securities trading on the Hong Kong exchange, there are no restrictions on who can trade "Red Chip" shares.

"H" shares are incorporated in China and nominated by the Central Government for listing and trading on the Hong Kong exchange. They are quoted and traded in Hong Kong and U.S. dollars. Like other securities trading on the Hong Kong exchange, there are no restrictions on who can trade "H" shares.

COMPONENT SELECTION CRITERIA. The Index is primarily rule-based, but is also monitored by a governing committee. The Secretary to the Index is responsible for conducting the quarterly review of constituents for the Index and for recommending to the Index Committee any constituents to be inserted or deleted as part of the quarterly review. All eligible securities are ranked by their full market capitalizations.

ELIGIBILITY. Each security included in the Index is a current constituent of the FTSE All-World Index. All classes of equity securities in issue are eligible for inclusion in the Index subject to conforming with free-float and liquidity restrictions.

FLOAT-ADJUSTED MARKET CAPITALIZATION. When calculating index weights, individual constituents' shares held by governments, corporations, strategic partners, or other control groups are excluded from the company's outstanding shares. Shares owned by other companies are also excluded regardless of whether they are index constituents. In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent's weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

LIQUIDITY. Stocks are screened to ensure there is sufficient liquidity to be traded. Factors in determining liquidity include the availability of current and reliable price information and the level of trading volume relative to shares outstanding. Value traded and float turnover are also analyzed on a monthly basis to review liquidity.

INDEX MAINTENANCE AND ISSUE CHANGES. The FTSE Global Classification Committee is responsible for the industry classification of constituents of the Index within the FTSE Global Classification System. The FTSE Global Classification Committee may approve changes to the FTSE Global Classification System and Management Rules. FTSE/Xinhua appoints the Chairman and Deputy Chairman of the Index. The Chairman, or in his absence Deputy Chairman, will chair meetings of the Committee and will represent that Committee outside meetings. The Chairman and Deputy Chairman of the Index Committee are collectively responsible for approving constituent changes to the Index between meetings of the Committee on advice from the Secretary to the Committee and as permitted and as specified by the Index's Ground Rules. Adjustments to reflect a major change in the amount or structure of a constituent company's issued capital will be made before the start of the index calculation on the day on which the change takes effect. Adjustments to reflect less significant changes will be implemented before the start of the index calculation on the day following the announcement of the change. Adjustments generally are made before the start of the index calculations on the day concerned, unless market conditions prevent this.

ADDITIONS. A company will be added to the Index at the periodic review if it rises to the 15th position or above when the eligible companies are ranked by full market value before the application of any investibility weightings.

DELETIONS. A company in the Index will be deleted at the periodic review if it falls to the 36th position or below when the eligible companies are ranked by full market value before the application of any investibility weighting. Any deletion to the Index will simultaneously entail an addition to the Index in order to maintain 25 Index constituents at all times.

REVISIONS TO THE FLOAT ADJUSTMENTS. The Index is reviewed quarterly for changes in free float. These reviews will coincide with the quarterly reviews undertaken of the Index. Implementation of any changes will be after the close of the Index calculation on the third Friday in January, April, July and October.

QUARTERLY INDEX REBALANCING. The quarterly review of the Index constituents takes place in January, April, July and October. Any constituent changes will be implemented on the next trading day following the third Friday of the same month of the review meeting. Details of the outcome of the review and the dates on which any changes are to be implemented will be published as soon as possible after the Index Committee meeting has concluded. Significant Index rebalancing may cause funds based on the Index to experience trading error.

INDEX AVAILABILITY. The Index is calculated continuously during Hong Kong trading hours and is widely disseminated to major data vendors. The Index will not be calculated on Hong Kong public holidays.

EXCHANGE RATES AND PRICING. The Index uses Reuters' real-time foreign exchange spot rates and Reuters' real-time security prices. The Index is calculated in Hong Kong Dollars. Non-Hong Kong Dollar denominated constituent prices are converted to Hong Kong Dollars in order to calculate the Index. The foreign exchange rates and security prices received from Reuters at the closing time of the Index are used to calculate the final index levels.

GENERAL BACKGROUND OF THE CHINESE EQUITY MARKETS. Mainland China's economy has been gradually transitioning from a centrally planned economy to a more market based economy. While the government continues to play a dominant role in the economy, the economic influence of individual citizens has been steadily increasing. Private enterprise continues to grow in place of the large state-owned enterprises, and foreign investment continues to contribute to economic growth.

China's chief industries include iron and steel, cement, chemical fertilizers, footwear, toys, food processing, automobiles, consumer electronics, telecommunications, coal, machine building, armaments, textiles and apparel, and petroleum. China's main exports are machinery and equipment, textiles and clothing, footwear, toys and sporting goods, and mineral fuels. China's main imports consists of machinery and equipment, mineral fuels, plastics, iron and steel, chemicals.

REPORTING, ACCOUNTING AND AUDITING. The mainland China reporting, accounting and auditing standards differ from U.S. standards. In general, Chinese corporations do not provide all of the disclosures required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The MSCI Indexes Generally


IN GENERAL. The MSCI indexes were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the indexes in 1986. In November 1998, Morgan Stanley transferred all rights to the MSCI indexes to MSCI Inc., a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI single country standard equity indexes have covered the world's developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.


Local stock exchanges traditionally calculated their own indexes that were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology across all markets for all single country standard equity indexes, developed and emerging.


MSCI has announced enhancements to the methodology of the MSCI Standard Indexes, which includes the MSCI EAFE Index, MSCI EAFE Growth Index and MSCI EAFE Value Index. MSCI will expand the number of securities included in the indexes, eliminate industry sector classifications in favor of market capitalization size segmentation and eliminate overlapping market capitalization size segmentation among its indexes. These enhancements are being phased in over two stages: 50% of the transition will be completed on November 30, 2007 and the remaining transition is expected to be completed on May 30, 2008. MSCI is also combining its MSCI Standard Indexes and MSCI Small Cap Indexes to form the MSCI Global Investable Market Indexes (the "MSCI GIMI"). The MSCI Global Standard Indexes, which will include the MSCI Global Large Cap Indexes and MSCI Global Mid-Cap Indexes, are intended to cover all investable large and mid-cap securities and include approximately 85% of each market's free float-adjusted market capitalization. The enhanced MSCI Global Small Cap Index is intended to cover all companies with a market capitalization lower than that of the companies in the MSCI Global Standard Indexes and include an additional 14% coverage of each market's free-float adjusted market capitalization. The Underlying Index of the Fund at its inception will be an index of the MSCI GIMI.


Following are descriptions of the current MSCI Standard Equity Indexes and the new MSCI GIMI.

CURRENT MSCI SINGLE COUNTRY STANDARD EQUITY INDEXES

WEIGHTING. All single-country MSCI Standard Indices are free-float weighted, I.E., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. MSCI's Standard Indices generally seek to include 85% of the free float-adjusted market capitalization of a country's stock market represented in each industry group of each country.

REGIONAL WEIGHTS. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets.

SELECTION CRITERIA. MSCI's index construction process involves: (i) defining the equity universe, (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors, (iii) classifying the universe of securities under the Global Industry Classification Standard (the "GICS") and (iv) selecting securities for inclusion according to MSCI's index construction rules and guidelines.

(I) DEFINING THE EQUITY UNIVERSE. The current index construction process starts at the country level with the identification of all listed securities for that country. Currently, MSCI creates international equity country indexes for 48 countries. In general, companies and their respective securities are classified as belonging only to the country in which they are incorporated. This allows securities to be sorted distinctly by country. All listed equity securities and listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe.

(II) ADJUSTING THE TOTAL MARKET CAPITALIZATION OF SECURITIES IN THE EQUITY UNIVERSE FOR FREE FLOAT. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves: (i) defining and estimating the free float available to foreign investors for each security, using MSCI's definition of free float, (ii) assigning a free float-adjustment factor to each security and (iii) calculating the free float-adjusted market capitalization of each security.

(III) CLASSIFYING SECURITIES UNDER THE GICS. All securities in the equity universe are also assigned to an industry-based hierarchy, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI's objective of broad industry representation in its indexes.

(IV) SELECTING SECURITIES FOR INDEX INCLUSION. MSCI targets an 85% free float-adjusted market representation level in each industry group of each country. The security selection process within each industry group is based on the analysis of: (i) each company's business activities and the diversification that its securities would bring to the index, (ii) the size (based on free float-adjusted market capitalization) and liquidity of the securities of the company and (iii) the estimated free float for the company and its individual share classes. MSCI targets for inclusion the most sizable and liquid securities in an industry group. MSCI generally does not consider securities with inadequate liquidity and/or securities that do not have an estimated free float greater than 15% unless exclusion of the security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market. In its Small Cap Index Series, MSCI targets 40% of the full market capitalization of the eligible small cap universe in each industry group, of each country.

FREE FLOAT. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

ADDITIONS AND DELETIONS. Potential additions to the indexes are analyzed with respect to their industry group and sub-industry group, in order to represent a wide range of economic and business activities. In assessing deletions, it is important to emphasize that indexes must represent the full-investment cycle, including both bull and bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization, and/or declining liquidity, and yet are not deleted because they continue to be good representatives of their industry group.

As a general policy, changes in number of shares are coordinated with changes in FIFs to accurately reflect the investability of the underlying securities.

NEW MSCI SINGLE COUNTRY GLOBAL INVESTABLE MARKET EQUITY INDEXES

WEIGHTING. All single-country MSCI international equity indexes are free-float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. MSCI's single country global investable market equity indexes generally seek to include 99% of the free float-adjusted market capitalization of a country's stock market.

REGIONAL WEIGHTS. Market capitalization weighting, combined with a consistent target of 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country, except in the developed markets of Europe, where all markets in Europe are aggregated into a single market for index construction purposes. Subsequently, individual country indices of the developed markets within the MSCI Europe Index are derived from the constituents of the MSCI Europe Index.

SELECTION CRITERIA. MSCI's index construction process involves: (i) defining the equity universe, (ii) determining the market investable equity universe for each market, (iii) determining market capitalization size segments for each market and (iv) applying index continuity rules for the standard index.

(I) DEFINING THE EQUITY UNIVERSE. MSCI begins with securities listed in countries in the MSCI Global Index Series. Of these countries, 23 are classified as developed markets and 25 as emerging markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. Real estate investment trusts in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (I.E., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

(II) DETERMINING THE EQUITY UNIVERSE IN EACH MARKET. The equity universe in any market is derived by applying investability screens to individual companies and securities in the equity universe of that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.

(III) DETERMINING MARKET CAPITALIZATION SIZE SEGMENTS FOR EACH MARKET. In each market MSCI creates an Investable Market Index, Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:

1. Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index.

2. Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.

Generally, the MSCI Indexes attempt to provide the following market coverage:

     .  Investable Market Index: approximately 99%

     .  Standard Index: approximately 85%

        .  Large Cap Index: approximately 70%

        .  Mid Cap Index: approximately 15%

     .  Small Cap Index: approximately 14%

(IV) INDEX CONTINUITY RULES FOR THE STANDARD INDEX. In order to achieve index continuity, as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developing market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.

FREE FLOAT. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

PRICE AND EXCHANGE RATES

PRICES. The prices used to calculate the MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

EXCHANGE RATES. MSCI currently uses the FX rates published by WM Reuters at 4:00 p.m., London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m., London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these rates to calculate the mid-point to five decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM Reuters rate is believed not to be representative for a given currency on a particular day.

CHANGES TO THE INDEXES. The MSCI indexes are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects including: (i) additions to, and deletions from, the indexes; (ii) and changes in number of shares; and (iii) changes in Foreign Inclusion Factors ("FIFs") as a result of updated free float estimates.

Index maintenance can be described by three broad categories of implementation of changes:

  . Annual full country index reviews, conducted on a fixed annual timetable, that systematically re-assess the various dimensions of the equity universe for all countries;

  . Quarterly index reviews, aimed at promptly reflecting other significant market events;

  . Ongoing event-related changes, such as mergers and acquisitions, which generally are implemented in the indexes as they occur.

Potential changes in the status of countries (stand-alone, emerging, developed) follow their own separate timetables. These changes are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.

The annual full country index review for all the MSCI single country standard international equity indexes is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs only on three dates throughout the year: as of the close of the last business day of February, August and November. Any single country indexes may be impacted at the quarterly index review. MSCI Index additions and deletions due to quarterly index rebalancing are generally announced at least two weeks in advance.

MSCI EAFE(Reg. TM) INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 1,139
=========================================


INDEX DESCRIPTION. The MSCI EAFE(Reg. TM) Index is commonly used as a measure of international stock performance. Constituents of the Index include securities from Europe, Australasia (Australia and Asia) and the Far East.

CALCULATION METHODOLOGY. The iShares MSCI EAFE Index Fund utilizes the MSCI EAFE(Reg. TM) Index calculated with net dividends reinvested. "Net dividends" means dividends after reduction for taxes withheld at the rate applicable to holders of the underlying stock that are resident in Luxembourg. With respect to the iShares MSCI EAFE Index Fund, such withholding rates may differ from that applicable to United States residents.

The Index is calculated on a real-time basis and disseminated at regular intervals throughout the day.

MSCI EAFE(Reg. TM) GROWTH INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 710
=======================================


INDEX DESCRIPTION. The MSCI EAFE(Reg. TM) Growth Index is a subset of the MSCI EAFE(Reg. TM) Index and constituents of the Index include securities from Europe, Australasia (Australia and Asia), and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE(Reg. TM) Index and consists of those securities classified by MSCI as most representing the growth style. Securities classified as growth style generally tend to have higher forecasted growth rates, lower book value to price ratios, lower forward earnings to price ratios and lower dividend yields than securities representing the value style. MSCI uses a specialized framework to attribute both growth and value style characteristics to each security within the MSCI EAFE(Reg. TM) Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a growth score and value score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the growth or value style. It is possible for a single security to have representation in both the growth and value style indexes, however, no more than 100% of a security's float-adjusted market capitalization will be included within the combined style framework.

MSCI EAFE(Reg. TM) VALUE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 578
=======================================


INDEX DESCRIPTION. The MSCI EAFE(Reg. TM) Value Index is a subset of the MSCI EAFE(Reg. TM) Index and constituents of the Index include securities from Europe, Australasia (Australia and Asia), and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE(Reg. TM) Index and consists of those securities classified by MSCI as most representing the value style. Securities classified as value style generally tend to have higher book value to price ratios, higher forward earnings to price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style. MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the MSCI EAFE(Reg. TM) Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a growth score and value score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indexes, however, no more than 100% of a security's float-adjusted market capitalization will be included within the combined style framework.

The NYSE Indexes Generally
COMPONENT SELECTION CRITERIA. The NYSE Indexes track the performance of specified NYSE-listed securities. The Indexes are maintained according to a rules-based methodology. The Indexes are capitalization-weighted, adjusted for free-float shares and calculated on a price and total return basis. The Indexes are weighted by float-adjusted market capitalization, rather than full market capitalization, in order to better reflect the actual number of shares available to investors. The Indexes are published every business day, and real-time updates are disseminated to financial data vendors whenever the NYSE is open.

ISSUE CHANGES. The weightings of securities (I.E., "components") in each Index are reviewed quarterly based on market-capitalization and free-float data (with the exception of the NYSE Composite, NYSE Energy, NYSE Financial and NYSE Health Care Indexes, each of which is rebalanced on an on going basis). All index-component companies must meet the substantive listing requirements of the NYSE; components that fail to meet such requirements are dropped from the Indexes. Quarterly reviews are implemented during March, June, September, and December. Changes in index composition and related weight may also be necessary on an ongoing basis to reflect extraordinary events such as delistings, bankruptcies, mergers or takeovers involving index components and changes of more than 10% in the number of outstanding shares of an Index.

INDEX MAINTENANCE. Index maintenance includes monitoring and implementing the adjustments for component additions and deletions, share changes, stock splits, stock dividends, corporate restructurings, spin-offs, or other corporate actions. Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the stock prices of the component companies in the Index. Other corporate actions, such as share issuances, change the aggregate free-float adjusted market capitalization of the Indexes and require additional adjustments. Corporate actions will be implemented after the close of trading on the day prior to the ex-date of such corporate actions. Whenever possible, changes to the Indexes' components will be announced at least two business days prior to their implementation date.

If trading in a security is suspended while the NYSE is open, the last traded price for that security on the NYSE is used for all subsequent index computations until trading resumes. If trading is suspended before the opening of the NYSE on a given day, the security's adjusted closing price from the previous day is used to calculate the Index. Until a particular security opens, its adjusted closing price from the previous day is used in the Index computation.

INDEX AVAILABILITY. The NYSE Indexes are calculated continuously and are available from major data vendors.

NYSE COMPOSITE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 1,932
=========================================


INDEX OVERVIEW AND DESCRIPTION. The NYSE Composite Index is weighted using free-float market capitalization, and calculated on both price (I.E., real time) and total return (I.E., end of trading day) basis. The Index is fully transparent and rule-based. The Index is calculated and maintained by Dow Jones Indexes pursuant to a contractual agreement with the NYSE.

METHODOLOGY. Only common stocks, ADRs, REITs and tracking stocks listed on the NYSE are eligible for inclusion in the Index. Multiple classes of shares of the same issuer are eligible to be included in the Index. Preferred stocks, closed-end funds, exchange- traded funds, trust units, shares of beneficial interest, shares in limited partnerships, and derivative securities (such as warrants and rights) are not eligible for inclusion in the Index.

CALCULATION AND DISSEMINATION. The Index is calculated whenever the NYSE is open using the latest traded price on the NYSE for each security in the Index. Following the determination of the previous day's closing Index value, the Index values for the current day are updated and disseminated following the opening of NYSE trading on a real-time basis beginning when the first traded price of any of the Index components are received.

WEIGHTING. The Index is weighted by float-adjusted market capitalization, rather than full market capitalization, to reflect the actual number of shares available to investors. Shares held by governments, corporations, strategic partners of the issuer and control groups are excluded from an issuer's available float when determining Index weightings.

NYSE U.S. 100 INDEX

NUMBER OF COMPONENTS: 100
=========================

INDEX OVERVIEW AND DESCRIPTION. The NYSE U.S. 100 Index is weighted using free-float market capitalization and is calculated on both price (I.E., real-time) and total return (I.E., end of trading day) basis. The Index is fully transparent and rule-based. The Index is calculated and maintained by Dow Jones Indexes pursuant to a contractual agreement with NYSE.

METHODOLOGY. Only common stocks and other securities that have the characteristics of common equities of U.S. companies listed on the NYSE are eligible for inclusion in the Index. Fixed-dividend shares and securities such as convertible notes, warrants, rights, mutual funds, unit investment trusts, closed-end fund shares, shares in limited partnerships and tracking stocks are not eligible for inclusion in the Index. Companies that have less than 100,000 shares in average daily trading volume for the preceding three months are ineligible for inclusion in the Index. If a company has multiple share classes, only the class of shares that has the highest average daily trading volume during the preceding three months is included in the Index.

CALCULATION AND DISSEMINATION. The Index is calculated whenever the NYSE is open using the latest traded price on the NYSE for each security in the Index. Following the determination of the previous day's closing Index value, the Index values for the current day are updated and disseminated following the opening of NYSE trading on a real-time basis, beginning when the first traded price of any of the Index components are received.

WEIGHTING. The Index is weighted by float-adjusted market capitalization, rather than full market capitalization, to reflect the actual number of shares available to investors. Shares held by governments, corporations, strategic partners of the issuer and other control groups are excluded from a company's available float when determining Index weightings.

INDEX MAINTENANCE. The Index is rebalanced quarterly, with an "80-120" buffer applied to limit turnover. When the eligible universe is ranked by market capitalization, all stocks (components and new components) in the top 80 are automatically included in the Index while all stocks ranked below 120, including prior components, are automatically excluded. The remaining components are selected from stocks falling between 80 and 120, starting with the highest ranked prior components. If all prior components in this group have been added to the Index and spaces are still left, new components are added, starting with the largest capitalization stocks. Initial public offerings ("IPOs") and new listings are eligible for inclusion at the quarterly rebalancing following their sale or listing, provided that their market capitalization and trading volumes have met the threshold for inclusion for at least five trading days. However, if an IPO company or new listing would be in the top 25% of the Index's market capitalization, it may be included between reviews, provided that a minimum notification period of two business days is observed.

In addition to the scheduled quarterly rebalancing, the Index is rebalanced on an ongoing basis to accommodate extraordinary events, such as delistings, bankruptcies, mergers and acquisitions and changes of more than 10% in the number of outstanding shares of an Index component.

The S&P Indexes Generally
COMPONENT SELECTION CRITERIA FOR DOMESTIC INDEXES. The Standard & Poor's Index Committee is responsible for the overall management of the S&P Indexes. Companies (I.E., the "components") selected for the S&P U.S. Indexes represent a broad range of industry segments within the U.S. economy. The starting universe of publicly traded U.S. companies classified by the Global Industry Classification Standard (GICS(Reg. TM)) is screened to eliminate ADRs, mutual funds, limited partnerships, royalty trusts, certain holding companies, OTC bulletin board issues, pink sheet-listed issues, closed-end funds, ETFs and tracking stocks. REITs, except for mortgage REITs, are eligible for inclusion in the Indexes. The stock of each constituent must trade on either the NYSE, the AMEX or on the Nasdaq. Additionally, only one share class per constituent will be included in an Index. The share class is selected by S&P and is generally defined as the largest, most liquid share class. Companies with multiple share classes will have the classes combined for purposes of calculation of market capitalization. The following criteria are then analyzed to determine a company's eligibility for inclusion in the S&P Indexes: (i) ownership of a company's outstanding common stock, in order to screen out closely held companies; (ii) trading volume of a company's shares, in order to ensure ample liquidity and efficient share pricing; and (iii) the financial and operating condition of a company.

The S&P Indexes are capitalization weighted, based on the following formula: number of outstanding shares of a constituent (as determined by the float-adjusted market capitalization using S&P's methodology) multiplied by the constituent's share price. Companies with float-adjusted market capitalizations below certain thresholds are not eligible for the Indexes. In addition, the market capitalization of a company eligible for inclusion must be equal or greater than the Index's minimum market capitalization at the time it is being considered for Index inclusion. The market capitalizations of an Index's constituents are adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The market capitalizations of an Index's constituent are adjusted for all strategic holdings, including private, corporate, and government holdings.

ADDITIONAL COMPONENT SELECTION CRITERIA FOR S&P NORTH AMERICAN SECTOR INDEXES. To be eligible for the S&P North American Sector Indexes, companies must be a member of either the S&P Total Market Index (TMI) or the S&P/TSX Composite. The S&P North American Sector Indexes are modified market capitalization weighted. After S&P calculates the float-adjusted market capitalizations, weights are modified so that no single constituent exceeds limits predetermined by S&P. If the combined weight of all the constituents with an individual weight greater than 5% exceeds a certain amount determined by S&P, then S&P reduces the weightings of such stocks in accordance with its methodology. Each index constituent can be a member of one, and only one, S&P North American Sector Index.

The S&P North American Sector Indexes are rebalanced semiannually on the third Friday of June and December. Except for major corporate actions such as mergers and spin-offs, stocks can only be added to or deleted from an Index at the time of the semi-annual rebalancing. In the case of GICS changes, where a company does not belong to a qualifying sector after the classification change, the company is removed from the relevant Index at the next rebalancing.

ISSUE CHANGES. General oversight responsibility for the S&P Indexes, including overall policy guidelines and methodology, is handled by the S&P Global Index Committee. Maintenance of component investments, including additions and deletions to these investments, is the responsibility of separate regional index committees composed of S&P staff specialized in the various regional equity markets and, in some cases with the assistance of local stock exchanges. Public announcements of index changes as the result of committee decisions will generally be made two business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.

INDEX MAINTENANCE. Maintaining the S&P Indexes includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. A company will be removed from the S&P Indexes as a result of mergers/acquisitions, bankruptcy, or restructuring. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.

When calculating index weights, individual constituents' shares held by governments, corporations, strategic partners, or other control groups are excluded from the company's shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents.

In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent's weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

Each company's financial statements will be used to update the major shareholders' ownership. However, during the course of the year, S&P also monitors each company's Investable Weight Factor (IWF) which is S&P's term for the mathematical float factor used to calculate the float adjustment. If a change in IWF is caused by a major corporate action (I.E., privatization, merger, takeover, or share offering) and the change equal to or greater than 5%, a float adjustment will be implemented as soon as reasonably possible.


Changes in the number of shares outstanding driven by corporate events such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter. Generally, index changes due to rebalancing are announced two days before the effective date by way of a news release posted on WWW.INDICES.STANDARDANDPOORS.COM.


INDEX AVAILABILITY. The S&P Indexes are calculated continuously and are available from major data vendors.

S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX(TM)*

NUMBER OF COMPONENTS: APPROXIMATELY 129
=======================================

INDEX DESCRIPTION. The S&P North American Natural Resources Sector Index is designed to measure the performance of U.S.-traded natural resource related stocks.

----------
* On March 28, 2008, the name of the iShares S&P North American Natural Resources Sector Index Fund was changed from the iShares S&P GSSI(TM) Natural Resources Index Fund. Also, on this date, the name of the Fund's corresponding index was changed from the S&P GSSI(TM) Natural Resources Index to the S&P North American Natural Resources Sector Index.

S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX(TM)*

NUMBER OF COMPONENTS: APPROXIMATELY 225
=======================================

INDEX DESCRIPTION. The S&P North American Technology Sector Index is designed to measure the performance of U.S. traded technology related stocks.

----------
* On March 28, 2008, the name of the iShares S&P North American Technology Sector Index Fund was changed from the iShares S&P GSTI(TM) Technology Index Fund. Also, on this date, the name of the Fund's corresponding index was changed from the S&P GSTI(TM) Technology Index to the S&P North American Technology Sector Index.

S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX(TM)*

NUMBER OF COMPONENTS: APPROXIMATELY 29
======================================

INDEX DESCRIPTION. The S&P North American Technology-Multimedia Networking Index is designed to measure the performance of U.S.-traded communication equipment stocks.

----------
* On March 28, 2008, the name of the iShares S&P North American Technology-Multimedia Networking Index Fund was changed from the iShares S&P GSTI(TM) Networking Index Fund. Also, on this date, the name of the Fund's corresponding index was changed from the S&P GSTI(TM) Multimedia Networking Index to the S&P North American Technology-Multimedia Networking Index(TM).

S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX(TM)*

NUMBER OF COMPONENTS: APPROXIMATELY 49
======================================

INDEX DESCRIPTION. The S&P North American Technology-Semiconductors Index is designed to measure the performance of U.S.-traded semiconductor stocks.

----------
* On March 28, 2008, the name of the iShares S&P North American Technology-Semiconductors Index Fund was changed from the iShares S&P GSTI(TM) Semiconductor Index Fund. Also, on this date, the name of the Fund's corresponding index was changed from the S&P GSTI(TM) Semiconductor Index to the S&P North American Technology-Semiconductors Index(TM).

S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX(TM) *

NUMBER OF COMPONENTS: APPROXIMATELY 40
======================================

INDEX DESCRIPTION. The S&P North American Technology-Software Index is designed to measure the performance of U.S.-traded software-related stocks.

----------
* On March 28, 2008, the name of the iShares S&P North American Technology-Software Index Fund was changed from the iShares S&P GSTI(TM) Software Index Fund. Also, on this date, the name of the Fund's corresponding index was changed from the S&P GSTI(TM) Software Index to the S&P North American Technology-Software Index(TM).

Investment Limitations

The Board has adopted as fundamental investment policies the investment objectives of the iShares S&P North American Natural Resources Sector Index Fund and iShares S&P North American Technology-Multimedia Networking Index Fund. The investment objective and Underlying Index of each of these Funds cannot be changed without the approval of the holders of a majority of such Fund's outstanding voting securities. However, the Board has adopted as non-fundamental policies the investment objectives of all other Funds discussed in this SAI. Therefore, each of these Funds may change its investment objectives and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies each Fund's investment restrictions numbered one through six below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that

Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.


ALL FUNDS (OTHER THAN THE ISHARES FTSE/XINHUA CHINA 25 INDEX FUND, ISHARES NYSE 100 INDEX FUND AND ISHARES S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND) WILL NOT:


1. Concentrate its investments (I.E., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.


THE ISHARES FTSE/XINHUA CHINA 25 INDEX FUND, ISHARES S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND AND ISHARES NYSE 100 INDEX FUND WILL NOT:


1. Concentrate its investments (I.E., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies set forth above, each Fund, as a non-fundamental policy, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.


For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

..  The frequency of trades and quotes for the security;

.. The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

..  Dealer undertakings to make a market in the security; and

.. The nature of the security and the nature of the marketplace in which it trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund's Underlying Index and in ADRs based on securities in the Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering
The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management
TRUSTEES AND OFFICERS. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.


The Trust, iShares, Inc., Master Investment Portfolio ("MIP") and Barclays Global Investors Funds ("BGIF"), each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 164 Funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and, as a result, oversees an additional 26 portfolios within the fund complex. The address of each Trustee and officer, is c/o Barclays Global Investors, N.A. 400 Howard Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee.

                             TRUSTEES AND OFFICERS


                                                        PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                      HELD BY TRUSTEE
---------------------- ----------------------- ---------------------------------------- ----------------------------------------
INTERESTED TRUSTEES
Lee T. Kranefuss/1/    Trustee and             Chief Executive Officer, iShares         Director (since 2003) of iShares, Inc.;
(1961)                 Chairman (since         Intermediary Index and Market            Trustee (since 2001) of BGIF and
                       2003).                  Group of BGI (since 2005);               MIP; Trustee (since 2007) of BFIT;
                                               Chief Executive Officer of the           Director (since 2003) of BGI Cayman
                                               Intermediary Investor and Exchange       Prime Money Market Fund, Ltd.
                                               Traded Products Business of BGI
                                               (2003-2005); Director of Barclays
                                               Global Fund Advisors (since 2005);
                                               Director, President and Chief
                                               Executive Officer of Barclays Global
                                               Investors International, Inc. (since
                                               2005); Director, Chairman and Chief
                                               Executive Officer of Barclays Global
                                               Investors Services (since 2005); Chief
                                               Executive Officer of the Individual
                                               Investor Business of BGI (1999-2003).
John E. Martinez/1/    Trustee (since 2003).   Co-Chief Executive Officer of Global     Director (since 2003) of iShares, Inc.;
(1962)                                         Index and Markets Group of BGI           Director (since 2005) of Real Estate
                                               (2001-2003); Chairman of Barclays        Equity Exchange.
                                               Global Investors Services (2000-2003).


-------
/1/Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

INDEPENDENT TRUSTEES


                                                        PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                      HELD BY TRUSTEE
---------------------- ----------------------- ---------------------------------------- -----------------------------------------
George G.C. Parker     Trustee (since 2000);   Dean Witter Distinguished Professor of   Director (since 2002) of iShares, Inc.;
(1939)                 Lead Independent        Finance, Emeritus, Stanford University:  Director (since 1996) of Continental
                       Trustee (since 2006)    Graduate School of Business (since       Airlines, Inc.; Director (since 1995) of
                                               1994).                                   Community First Financial Group;
                                                                                        Director (since 1999) of Tejon Ranch
                                                                                        Company; Director (since 2004) of
                                                                                        Threshold Pharmaceuticals; Director
                                                                                        (since 2007) of NETGEAR, Inc.
Cecilia H. Herbert     Trustee (since 2005).   Member of Finance Council (1999-         Director (since 2005) of iShares, Inc.
(1949)                                         2006) and Chair of Investment
                                               Committee (1994-2005) Archdiocese
                                               of San Francisco; Director (since
                                               1998) and President (since 2007) of
                                               the Board of Directors, Catholic
                                               Charities CYO; Trustee (2004-2005) of
                                               Pacific Select Funds; Trustee (1992-
                                               2003) of the Montgomery Funds;
                                               Trustee (since 2002) and Chair of
                                               Finance and Investment Committees
                                               (since 2006) of the Thacher School.

                                                        PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                       HELD BY TRUSTEE
---------------------- ----------------------- ----------------------------------------- ----------------------------------------
Charles A. Hurty       Trustee (since 2005).   Retired; Partner, KPMG, LLP (1968-        Director (since 2005) of iShares, Inc.;
(1943)                                         2001).                                    Director (since 2002) of GMAM
                                                                                         Absolute Return Strategy Fund (1
                                                                                         portfolio); Director (since 2002) of
                                                                                         Citigroup Alternative Investments
                                                                                         Multi-Adviser Hedge Fund Portfolios
                                                                                         LLC (1 portfolio); Director (since
                                                                                         2005) of CSFB Alternative
                                                                                         Investments Fund (6 portfolios).
John E. Kerrigan       Trustee (since 2005).   Chief Investment Officer, Santa Clara     Director (since 2005) of iShares, Inc.;
(1955)                                         University (since 2002); Managing         Member (since 2004) of Advisory
                                               Director, Merrill Lynch (1994-2002).      Council for Commonfund Distressed
                                                                                         Debt Partners II.
Robert H. Silver       Trustee (since March    President and Co-Founder of The           Director (since March 2007) of
(1955)                 2007).                  Bravitas Group, Inc. (since 2006);        iShares, Inc.; Director and Member
                                               Member, Non-Investor Advisory Board       (since 2006) of the Audit and
                                               of Russia Partners II, LP (since 2006);   Compensation Committee of EPAM
                                               President and Chief Operating Officer     Systems, Inc.
                                               (2003-2005) and Director (1999-2005)
                                               of UBS Financial Services, Inc.;
                                               President and Chief Executive Officer
                                               of UBS Services USA, LLC (1999-
                                               2005); Managing Director, UBS
                                               America, Inc. (2000-2005); Director
                                               and Vice Chairman of the YMCA of
                                               Greater NYC (since 2001); Broadway
                                               Producer (since 2006).

Darrell Duffie         Trustee (since June     Professor, Stanford University:           Director of iShares, Inc.
(54)                   2008).                  Graduate School of Business               (since June 2008).
                                               (since 1984).

OFFICERS


                                                        PRINCIPAL OCCUPATION(S)
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS
---------------------- ----------------------- -----------------------------------------
Michael A. Latham      President (since 2007)  Head of Americas iShares (since
(1965)                                         2007); Chief Operating Officer of the
                                               Intermediary Investor and Exchange
                                               Traded Products Business of BGI
                                               (2003-2007); Director and Chief
                                               Financial Officer of Barclays Global
                                               Investors International, Inc. (since
                                               2005); Director of Mutual Fund
                                               Delivery in the U.S. Individual
                                               Investor Business of BGI (1999-2003).
Geoffrey D. Flynn      Treasurer and Chief     Director, Mutual Fund Operations, BGI
(1956)                 Financial Officer       (since 2007); President, Van Kampen
                       (since 2007)            Investors Services (2003-2007);
                                               Managing Director, Morgan Stanley
                                               (2002-2007); President, Morgan
                                               Stanley Trust, FSB (2002-2007).

                                                        PRINCIPAL OCCUPATION(S)
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS
---------------------- ----------------------- -----------------------------------------
Eilleen M. Clavere     Secretary (since        Head of Legal Administration-IIB,
(1952)                    2007)                BGI (since 2006); Legal Counsel and
                                               Vice President of Atlas Funds, Atlas
                                               Advisers, Inc. and Atlas Securities,
                                               Inc. (2005-2006); Counsel, Kirkpatrick
                                               & Lockhart LLP (2001-2005).
Ira P. Shaprio (1963)  Vice President and      Associate General Counsel, BGI (since
                       Chief Legal Officer     2004); First Vice President, Merrill
                       (since 2007)            Lynch Investment Managers (1993-
                                               2004).
Amy Schioldager        Executive Vice          Head of U.S. Indexing, BGI (since
(1962)                 President (since        2006); Head of Domestic Equity
                          2007)                Portfolio Management, BGI (2001-
                                               2006).
H. Michael Williams    Executive Vice          Head, Global Index and Markets
(1960)                 President (since        Group, BGI (since January 2006);
                          2007)                Global Head of Securities Lending,
                                               BGI (2002-2006).
Patrick O'Connor       Vice President (since   Head of iShares Portfolio
(1967)                    2007)                Management, BGI (since 2006); Senior
                                               Portfolio Manager, BGI (since 1999).
Lee Sterne (1965)      Vice President (since   Senior Portfolio Manager, BGI (since
                          2007)                2004); Portfolio Manager, BGI (2001-
                                               2004).
Matt Tucker (1972)     Vice President (since   Head of U.S. Fixed Income Investment
                          2007)                Solutions, BGI (since 2005); Fixed
                                               Income Investment Strategist, BGI
                                               (2003-2005); Fixed Income Portfolio
                                               Manager, BGI (1997-2003).

COMMITTEES OF THE BOARD OF TRUSTEES.

Each Independent Trustee serves on the Audit Committee and the Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2006.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board's retirement policy; and
(vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees and members or chairpersons of committees of the Board. The Nominating and Governance Committee is not required to consider nominees for the Board who are recommended by shareholders. However, individual shareholder nominees may be considered if the Nominating and Governance Committee deems it appropriate. Prior to September 13, 2006, the Nominating and Governance Committee was known as the Nominating Committee. The Nominating Committee met three times during the calendar year ended December 31, 2006.

The following table sets forth, as of December 31, 2006, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust:


                                                                                                   AGGREGATE DOLLAR RANGE
                                                                                                 OF EQUITY SECURITIES IN ALL
                                                                                                   REGISTERED IINVESTMENT
                                                                                                    COMPANIES OVERSEEN BY
                                                                        DOLLAR RANGE OF EQUITY      TRUSTEE IN FAMILY OF
   NAME OF TRUSTEE                          FUND                        SECURITIES IN THE FUND      INVESTMENT COMPANIES
-------------------- ------------------------------------------------- ------------------------ ----------------------------
Lee T. Kranefuss     iShares Lehman 1-3 Year Treasury Bond Fund        $50,001-$100,000         Over $100,000
                     iShares Russell 3000 Index Fund                   Over $100,000
                     iShares iBoxx $ Investment Grade Corporate Bond   $ 10,001-$50,000
                     Fund
                     iShares Dow Jones Select Dividend Index Fund      $ 10,001-$50,000
John E. Martinez     iShares MSCI EAFE Index Fund                      Over $100,000            Over $100,000
                     iShares Russell 1000 Index Fund                   Over $100,000
                     iShares Russell 1000 Value Index Fund             Over $100,000
                     iShares Russell 2000 Index Fund                   Over $100,000
                     iShares S&P 500 Index Fund                        Over $100,000
George G.C. Parker   iShares Dow Jones Select Dividend Index Fund      Over $100,000            Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund           Over $100,000
                     iShares iBoxx $ Investment Grade                  Over $100,000
                     Corporate Bond Fund
                     iShares Lehman 1-3 Year Treasury Bond Fund        $      1-$10,000
                     iShares MSCI EAFE Index Fund                      Over $100,000
                     iShares MSCI Emerging Markets Index Fund          Over $100,000
                     iShares MSCI Mexico Index Fund                    Over $100,000
                     iShares Russell 1000 Value Index Fund             Over $100,000
                     iShares Russell 2000 Index Fund                   $50,001-$100,000
                     iShares Russell 2000 Value Index Fund             Over $100,000
                     iShares S&P 100 Index Fund                        Over $100,000
                     iShares S&P 500 Index Fund                        Over $100,000
                     iShares S&P 500 Growth Index Fund                 $ 10,001-$50,000
                     iShares S&P 500 Value Index Fund                  Over $100,000
                     iShares S&P Midcap 400 Value Index Fund           Over $100,000
                     iShares S&P Global 100 Index Fund                 $ 10,001-$50,000
Cecilia H. Herbert   iShares MSCI Hong Kong Index Fund                 $ 10,001-$50,000         Over $100,000
                     iShares MSCI Japan Index Fund                     $ 10,001-$50,000
                     iShares Dow Jones Consumer Goods Sector Index     $ 10,001-$50,000
                     Fund

                                                                                                       AGGREGATE DOLLAR RANGE
                                                                                                     OF EQUITY SECURITIES IN ALL
                                                                                                       REGISTERED IINVESTMENT
                                                                                                        COMPANIES OVERSEEN BY
                                                                          DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
  NAME OF TRUSTEE                           FUND                          SECURITIES IN THE FUND        INVESTMENT COMPANIES
------------------   -------------------------------------------------   ------------------------   ----------------------------
                     iShares FTSE/Xinhua China 25 Index Fund             $ 10,001-50,000
                     iShares S&P 500 Index Fund                          Over $100,000
Charles A. Hurty     iShares S&P 500 Index Fund                          $10,001-$50,000            Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund             $10,001-$50,000
                     iShares Dow Jones Financial Sector Index Fund       $10,001-$50,000
                     iShares Dow Jones U.S. Energy Sector Index Fund     $10,001-$50,000
                     iShares Dow Jones U.S. Technology Sector Index      $10,001-$50,000
                     Fund
                     iShares MSCI EAFE Index Fund                        $10,001-$50,000
                     iShares MSCI Japan Index Fund                       $10,001-$50,000
John E. Kerrigan     iShares Russell 1000 Index Fund                     Over $100,000              Over $100,000
                     iShares MSCI Japan Index Fund                       Over $100,000
                     iShares MSCI Pacific ex-Japan Index Fund            Over $100,000
Robert H. Silver     iShares Russell 2000 Index Fund                     Over $100,000              Over $100,000
                     iShares MSCI EAFE Index Fund                        $10,001-$50,000
Darrell Duffie       N/A                                                 $0                         $0



As of December 31, 2006, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of BGFA (the Funds' investment adviser), the Distributor or any person controlling, controlled by or under control with BGFA or the Distributor.


REMUNERATION OF TRUSTEES. The Trust pays each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $75,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. During the period January 1, 2006 through December 31, 2006, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $60,000 for meetings of the Board attended by the Trustee; the Trust also paid Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending Board and Committee meetings.

The table below sets forth the total compensation paid to each Interested Trustee for the calendar year ended December 31, 2006:

                                                         PENSION OR
                                   AGGREGATE             RETIREMENT                                         TOTAL
                                 COMPENSATION       BENEFITS ACCRUED AS       ESTIMATED ANNUAL          COMPENSATION
                                   FROM THE            PART OF TRUST            BENEFITS UPON          FROM THE FUNDS
 NAME OF INTERESTED TRUSTEE          TRUST              EXPENSES/1/             RETIREMENT/1/        AND FUND COMPLEX/2/
---------------------------     --------------     ---------------------     ------------------     --------------------
Lee T. Kranefuss/3/                 $     0            Not Applicable          Not Applicable             $      0
John E. Martinez                    $60,000            Not Applicable          Not Applicable             $120,000

-------
/1/ No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
/2/ Includes compensation for service on the Board of Directors of iShares,
    Inc.
/3/ Lee Kranefuss was not compensated by the Funds due to his employment with BGI during the time period reflected in the table.

The table below sets forth the total compensation paid to each Independent Trustee for the calendar year ended December 31, 2006:

                                   AGGREGATE              PENSION OR                                       TOTAL
                                 COMPENSATION   RETIREMENT BENEFITS ACCRUED AS   ESTIMATED ANNUAL      COMPENSATION
                                   FROM THE              PART OF TRUST             BENEFITS UPON      FROM THE FUNDS
 NAME OF INDEPENDENT TRUSTEE/1/      TRUST                EXPENSES/2/              RETIREMENT/2/    AND FUND COMPLEX/3/
------------------------------- -------------- -------------------------------- ------------------ --------------------
Richard K. Lyons/4/                 $50,869             Not Applicable            Not Applicable        $154,413/5/
George G.C. Parker                  $85,000             Not Applicable            Not Applicable        $   170,000
W. Allen Reed/6/                    $36,250             Not Applicable            Not Applicable        $    72,500
Cecilia H. Herbert                  $60,000             Not Applicable            Not Applicable        $   120,000
Charles A. Hurty                    $66,250             Not Applicable            Not Applicable        $   132,500
John E. Kerrigan                    $60,000             Not Applicable            Not Applicable        $   120,000

-------
/1/ Compensation is not shown for Robert H. Silver or Darrell Duffie because they were appointed to serve as Independent Trustees of the Trust effective March 9, 2007 and June 18, 2008, respectively.
/2/ No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
/3/ Includes compensation for service on the Board of Directors of iShares,
    Inc.
/4/ Served as Trustee through November 6, 2006.

/5/ Includes compensation as Trustee for BGIF, MIP and BFIT investment companies with 24 funds also advised by BGFA and/or for which BGFA provides administration services.
/6/ Served as Trustee through June 30, 2006.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.


The Trustees and officers of the Trust collectively owned less than 1% of each of the Funds' outstanding shares as of October 31, 2007.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC participants, as of October 31, 2007, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

                                                                                           PERCENTAGE
               FUND                                         NAME                          OF OWNERSHIP
----------------------------------  ---------------------------------------------------- -------------
iShares FTSE/Xinhua China 25 Index  National Financial Services LLC                           13.07%
  Fund
                                    Charles Schwab & Co., Inc.                                11.84%
                                    Merrill Lynch Safekeeping                                  5.71%
                                    Brown Brothers Harriman & Co.                              5.38%
                                    Citigroup Global Markets Inc.                              5.12%

                                                                                           PERCENTAGE
               FUND                                         NAME                          OF OWNERSHIP
----------------------------------  ---------------------------------------------------- -------------
iShares MSCI EAFE Growth Index Fund National Financial Services LLC                            8.71%
                                    Brown Brothers Harriman & Co.                              7.97%
                                    Charles Schwab & Co., Inc.                                 6.87%

                                                                                           PERCENTAGE
               FUND                                         NAME                          OF OWNERSHIP
----------------------------------  ---------------------------------------------------- -------------
                                    Merrill Lynch Safekeeping                                  6.55%
                                    Morgan Stanley DW Inc.                                     5.59%
                                    Pershing LLC                                               5.58%
iShares MSCI EAFE Index Fund        Charles Schwab & Co., Inc.                                 9.36%
                                    Northern Trust Company, The                                7.84%
                                    National Financial Services LLC                            5.91%
                                    Bank of New York, The                                      5.27%
iShares MSCI EAFE Value Index Fund  National Financial Services LLC                           11.92%
                                    Mellon Trust of New England, National Association         10.12%
                                    Charles Schwab & Co., Inc.                                 9.53%
                                    Pershing LLC                                               7.35%
                                    Merrill Lynch Safekeeping                                  5.03%
                                    Citigroup Global Markets Inc.                              5.00%
iShares NYSE 100 Index Fund         First Clearing, LLC                                       32.71%
                                    Lehman Brothers, Inc.                                     11.79%
                                    Pershing LLC                                               9.62%
iShares NYSE Composite Index Fund   Charles Schwab & Co., Inc.                                22.03%
                                    National Financial Services LLC                           11.85%
                                    Brown Brothers Harriman & Co.                             11.62%
                                    American Enterprise Investment Services Inc.               6.61%
                                    Pershing LLC                                               6.60%
                                    Timber Hill LLC                                            6.42%

                                                                                           PERCENTAGE
               FUND                                         NAME                          OF OWNERSHIP
----------------------------------  ---------------------------------------------------- -------------
iShares S&P North American Natural  Charles Schwab & Co., Inc.                                16.05%
  Resources Sector Index Fund
                                    National Financial Services LLC                            8.80%
                                    Ameritrade, Inc.                                           7.27%
                                    Bank of New York, The                                      6.10%
                                    Pershing LLC                                               5.90%
iShares S&P North American          Brown Brothers Harriman & Co.                             16.80%
  Technology-Multimedia Networking
  Index Fund
                                    First Clearing, LLC                                       16.71%
                                    Charles Schwab & Co., Inc.                                13.46%
                                    Citigroup Global Markets Inc.                              9.41%
                                    National Financial Services LLC                            5.08%
iShares S&P North American          Charles Schwab & Co., Inc.                                15.27%
  Technology-Semiconductors Index
  Fund
                                    Citigroup Global Markets Inc.                             10.99%
                                    Brown Brothers Harriman & Co.                              8.53%
                                    Merrill, Lynch, Pierce, Fenner & Smith                     6.72%
                                    Incorporated
                                    National Financial Services LLC                            5.07%
iShares S&P North American          Citigroup Global Markets Inc.                             16.74%
  Technology-Software Index Fund
                                    First Clearing, LLC                                       14.28%
                                    Charles Schwab & Co., Inc.                                 8.50%
                                    Citibank, N.A.                                             8.03%
                                    Merrill, Lynch, Pierce, Fenner & Smith                     5.63%
                                    Incorporated
                                    Brown Brothers Harriman & Co.                              5.10%
iShares S&P North American          Charles Schwab & Co., Inc.                                10.75%
  Technology Sector Index Fund
                                    Citibank, N.A.                                             9.64%
                                    Citigroup Global Markets Inc.                              8.14%

                                                                                           PERCENTAGE
               FUND                                         NAME                          OF OWNERSHIP
----------------------------------  ---------------------------------------------------- -------------
                                    JPMorgan Chase Bank, National Association                  7.98%
                                    National Financial Services LLC                            7.14%

Investment Advisory, Administrative and Distribution Services
INVESTMENT ADVISER. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

For its investment advisory services to the iShares MSCI EAFE Index Fund and certain other iShares funds (iShares MSCI ACWI Index Fund and iShares MSCI ACWI ex US Index Fund, which are offered in separate SAIs), BGFA is paid a management fee based on each Fund's allocable portion of: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.

For its investment advisory services to the iShares FTSE/Xinhua China 25 Index Fund and another iShares fund (iShares FTSE China (HK Listed) Index Fund, which is offered in a separate SAI), BGFA is paid a management fee based on each Fund's allocable portion of: 0.74% per annum of the aggregate net assets less than or equal to $6.0 billion, plus 0.67% per annum of the aggregate net assets between $6.0 billion and $12.0 billion, plus 0.60% per annum of the aggregate net assets in excess of $12.0 billion.

For its investment advisory services to the iShares S&P North American Natural Resources Sector Index Fund, iShares S&P North American Technology-Multimedia Networking Index Fund, iShares S&P North American Technology-Semiconductors Index Fund, iShares S&P North American Technology-Software Index Fund and iShares S&P North American Technology Sector Index Fund and certain other iShares funds (iShares S&P Global Clean Energy Index Fund, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Infrastructure Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Nuclear Energy Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Global Timber & Forestry Index Fund and iShares S&P Global Utilities Sector Index Fund, which are offered in separate SAIs), BGFA is paid a management fee based on each Fund's allocable portion of: 0.48% per annum of the aggregate net assets less than or equal to $10.0 billion, plus 0.43% per annum of the aggregate net assets in excess of $10.0 billion.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest and taxes, brokerage expenses and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund's average net assets) listed below.

The following table sets forth the management fees paid by each Fund for the periods noted below:

                                                                  MANAGEMENT    MANAGEMENT   MANAGEMENT
                                                                  FEES PAID     FEES PAID     FEES PAID
                                                        FUND         FOR           FOR           FOR
                                       MANAGEMENT    INCEPTION   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
FUND                                      FEE           DATE      ENDED 2007    ENDED 2006   ENDED 2005
----------------------------------- --------------- ----------- ------------- ------------- ------------
iShares FTSE/Xinhua China 25 Index      0.74   %     10/05/04     33,072,709   14,344,658     4,010,649
  Fund
iShares S&P North American Natural      0.48   %     10/22/01      7,215,169    5,896,751     2,358,153
  Resources Sector Index Fund/1/
iShares S&P North American              0.48   %     07/10/01        922,362    1,241,090       755,164
  Technology-Multimedia Networking
  Index Fund/2/
iShares S&P North American              0.48   %     07/10/01      1,433,489    2,096,358     1,387,611
  Technology-Semiconductors Index
  Fund/3/
iShares S&P North American              0.48   %     07/10/01        955,292      870,951       716,661
  Technology-Software Index
  Fund/4/
iShares S&P North American              0.48   %     03/13/01      1,452,126    1,426,656       988,419
  Technology Sector Index Fund/5/
iShares MSCI EAFE Growth Index Fund     0.40   %     08/01/05      1,641,713      483,053        N/A
iShares MSCI EAFE Index Fund            0.34%/6/     08/14/01    131,359,287   84,003,858    46,995,227
iShares MSCI EAFE Value Index Fund      0.40   %     08/01/05      3,181,820      637,012        N/A
iShares NYSE 100 Index Fund             0.20   %     03/29/04        703,805      118,017        57,086

                                                               MANAGEMENT    MANAGEMENT   MANAGEMENT
                                                               FEES PAID     FEES PAID     FEES PAID
                                                     FUND         FOR           FOR           FOR
                                     MANAGEMENT   INCEPTION   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
FUND                                     FEE         DATE      ENDED 2007    ENDED 2006   ENDED 2005
----------------------------------- ------------ ----------- ------------- ------------- ------------
iShares NYSE Composite Index Fund        0.25%    03/30/04       255,569        84,881        29,128

-------

/1/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index to the iShares S&P North American Natural Resources Sector Index Fund and the S&P North American Natural Resources Sector Index(TM), respectively.
/2/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index to the iShares S&P North American Technology-Multimedia Networking Index Fund and the S&P North American Technology-Multimedia Networking Index(TM), respectively.
/3/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index to the iShares S&P North American Technology-Semiconductors Index Fund and the S&P North American Technology-Semiconductors Index(TM), respectively.
/4/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index to the iShares S&P North American Technology-Software Index Fund and the S&P North American Technology-Software Index(TM), respectively.
/5/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index to the iShares S&P North American Technology Sector Index Fund and the S&P North American Technology Sector Index(TM), respectively.
/6/Reflects blended management fees paid by the Fund after giving effect to the applicable breakpoint.


The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the applicable Fund's outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).


Current interpretations of U.S. federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Funds, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.


BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

PORTFOLIO MANAGERS.


 The individuals named as Portfolio Managers in a Fund's prospectus were also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts in addtion to the Funds, as indicated in the tables below as of October 31, 2007:



DIANE HSIUNG
TYPES OF ACCOUNTS                           NUMBER              TOTAL ASSETS
----------------------------------     ----------------     -------------------
Registered Investment Companies               124            $311,024,000,000
Other Pooled Investment Vehicles                1            $    235,000,000
Other Accounts                                  5            $  1,365,000,000
Accounts with Incentive-Based Fee             N/A                         N/A
  Arrangements

GREG SAVAGE
TYPES OF ACCOUNTS                           NUMBER              TOTAL ASSETS
----------------------------------     ----------------     -------------------
Registered Investment Companies               124            $311,024,000,000
Other Pooled Investment Vehicles                1            $    235,000,000
Other Accounts                                  6            $  1,365,000,000
Accounts with Incentive-Based Fee             N/A                         N/A
  Arrangements



Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.


Like the Funds, the other portfolios or accounts managed by the Portfolio Managers generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest that may result in the Portfolio Manager's favoring those portfolios or accounts with incentive-based fee arrangements.


The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:


DIANE HSIUNG
                                            NUMBER OF OTHER
                                             ACCOUNTS WITH               AGGREGATE
TYPES OF ACCOUNTS                      PERFORMANCE FEES MANAGED       OF TOTAL ASSETS
---------------------------------     --------------------------     ----------------
Registered Investment Companies                  N/A                       N/A
Other Pooled Investment Vehicles                 N/A                       N/A
Other Accounts                                   N/A                       N/A

GREG SAVAGE
                                            NUMBER OF OTHER
                                             ACCOUNTS WITH               AGGREGATE
TYPES OF ACCOUNTS                      PERFORMANCE FEES MANAGED       OF TOTAL ASSETS
---------------------------------     --------------------------     ----------------
Registered Investment Companies                  N/A                       N/A
Other Pooled Investment Vehicles                 N/A                       N/A
Other Accounts                                   N/A                       N/A


As of October 31, 2007, with respect to all Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager's title, scope of responsibilities, experience and knowledge. The Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit, and an assessment of the Portfolio Manager's individual performance. The Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a "select group of management or highly compensated employees (within the meaning of ERISA Section 401(a))" as so specified under the terms of BGI's Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.


As of October 31, 2007, the Portfolio Managers beneficially owned shares of the Funds in the amounts reflected in the following tables:

DIANE HSIUNG
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares FTSE/Xinhua China 25 Index        X
  Fund
iShares MSCI EAFE Growth Index Fund       X
iShares MSCI EAFE Index Fund              X
iShares MSCI EAFE Value Index Fund        X
iShares NYSE 100 Index Fund               X
iShares NYSE Composite Index Fund         X

DIANE HSIUNG
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares S&P North American Natural        X
  Resources Sector Index Fund
iShares S&P North American Technology     X
  Sector Index Fund
iShares S&P North American Technology-    X
  Software Index Fund
iShares S&P North American Technology-    X
  Semiconductors Index Fund
iShares S&P North American Technology-    X
  Multimedia Networking Index Fund

GREG SAVAGE
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares FTSE/Xinhua China 25 Index                     X
  Fund
iShares MSCI EAFE Growth Index Fund       X
iShares MSCI EAFE Index Fund              X
iShares MSCI EAFE Value Index Fund        X
iShares NYSE 100 Index Fund               X
iShares NYSE Composite Index Fund         X

GREG SAVAGE
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares S&P North American Natural        X
  Resources Sector Index Fund
iShares S&P North American Technology     X
  Sector Index Fund
iShares S&P North American Technology-    X
  Software Index Fund
iShares S&P North American Technology-    X
  Semiconductors Index Fund
iShares S&P North American Technology-    X
  Multimedia Networking Index Fund



CODES OF ETHICS. The Trust, BGFA and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent for the Funds. State Street's principal address is 200 Clarendon Street, Boston, MA 02116. Pursuant to an Administration Agreement with the Trust, State Street provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a Custodian Agreement with the Trust, State Street maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for each Fund. Also, pursuant to a Delegation Agreement with the Trust, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.


The following table sets forth the administration, transfer agency and custodian expenses of each Fund for the periods noted below:

                                                           CUSTODY,             CUSTODY,            CUSTODY,
                                                       ADMINISTRATION,      ADMINISTRATION,      ADMINISTRATION,
                                                       TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                                                           EXPENSES             EXPENSES            EXPENSES
                                           FUND          PAID DURING          PAID DURING          PAID DURING
                                        INCEPTION        FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
FUND                                       DATE           ENDED 2007           ENDED 2006          ENDED 2005
-----------------------------------    -----------    -----------------    -----------------    ----------------
iShares FTSE/Xinhua China 25 Index      10/05/04           967,582              445,777              137,608
  Fund
iShares S&P North American Natural      10/22/01            87,946               93,914               48,133
  Resources Sector Index Fund/1/
iShares S&P North American              07/10/01            12,521               19,525               15,450
  Technology-Multimedia Networking
  Index Fund/2/
iShares S&P North American              07/10/01            20,256               32,609               27,028
  Technology-Semiconductors
  Index Fund/3/

                                                           CUSTODY,             CUSTODY,            CUSTODY,
                                                       ADMINISTRATION,      ADMINISTRATION,      ADMINISTRATION,
                                                       TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                                                           EXPENSES             EXPENSES            EXPENSES
                                           FUND          PAID DURING          PAID DURING          PAID DURING
                                        INCEPTION        FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
FUND                                       DATE           ENDED 2007           ENDED 2006          ENDED 2005
-----------------------------------    -----------    -----------------    -----------------    ----------------
iShares S&P North American              07/10/01             15,021               15,786               15,547
  Technology-Software Index Fund/4/
iShares S&P North American              03/13/01             23,738               24,509               22,507
  Technology Sector Index Fund/5/
iShares MSCI EAFE Growth Index Fund     08/01/05             96,890               88,492               N/A
iShares MSCI EAFE Index Fund            08/14/01          5,548,734            4,053,126            3,204,676
iShares MSCI EAFE Value Index Fund      08/01/05            166,957              101,435               N/A
iShares NYSE 100 Index Fund             03/29/04             27,944                8,902                6,587
iShares NYSE Composite Index Fund       03/30/04             11,492                7,952                5,337

                                                           CUSTODY,             CUSTODY,            CUSTODY,
                                                       ADMINISTRATION,      ADMINISTRATION,      ADMINISTRATION,
                                                       TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                                                           EXPENSES             EXPENSES            EXPENSES
                                           FUND          PAID DURING          PAID DURING          PAID DURING
                                        INCEPTION        FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
FUND                                       DATE           ENDED 2007           ENDED 2006          ENDED 2005
-----------------------------------    -----------    -----------------    -----------------    ----------------


-------

/1/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index to the iShares S&P North American Natural Resources Sector Index Fund and the S&P North American Natural Resources Sector Index(TM), respectively.
/2/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index to the iShares S&P North American Technology-Multimedia Networking Index Fund and the S&P North American Technology-Multimedia Networking Index(TM), respectively.
/3/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index to the iShares S&P North American Technology-Semiconductors Index Fund and the S&P North American Technology-Semiconductors Index(TM), respectively.
/4/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index to the iShares S&P North American Technology-Software Index Fund and the S&P North American Technology-Software Index(TM), respectively.
/5/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index to the iShares S&P North American Technology Sector Index Fund and the S&P North American Technology Sector Index(TM), respectively.

DISTRIBUTOR. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the CREATION AND REDEMPTION OF CREATION UNITS AGGREGATIONS section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and a member of the Financial Industry Regulatory Authority ("FINRA").


The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days prior written notice to the other party (i) by vote of a majority of the Independent Trustees, or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), Depository Trust Company ("DTC") participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

The following table sets forth the compensation paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of Fund shares, provided to each Fund during the periods noted below:

                                                         COMPENSATION      COMPENSATION       COMPENSATION
                                            FUND         PAID DURING        PAID DURING        PAID DURING
                                         INCEPTION       FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
FUND                                        DATE          ENDED 2007        ENDED 2006         ENDED 2005
-----------------------------------     -----------     -------------     --------------     --------------
iShares FTSE/Xinhua China 25 Index       10/05/04          49,646.77          38,531.58          31,860.15
  Fund
iShares S&P North American Natural       10/22/01          49,646.77          38,531.58          37,068.48
  Resources Sector Index Fund/1/
iShares S&P North American               07/10/01          49,646.77          38,531.58          37,068.48
  Technology-Multimedia Networking
  Index Fund/2/
iShares S&P North American               03/13/01          49,646.77          38,531.58          37,068.48
  Technology-Semiconductors
  Index Fund/3/
iShares S&P North American               07/10/01          49,646.77          38,531.58          37,068.48
  Technology-Software Index Fund/4/
iShares S&P North American               07/10/01          49,646.77          38,531.58          37,068.48
  Technology Sector Index Fund/5/
iShares MSCI EAFE Growth Index Fund      08/01/05          49,646.77          38,531.58           N/A
iShares MSCI EAFE Index Fund             08/14/01          49,646.77          38,531.58          37,068.48
iShares MSCI EAFE Value Index Fund       08/01/05          49,646.77          38,531.58           N/A
iShares NYSE 100 Index Fund              03/29/04          49,646.77          38,531.58          37,068.48
iShares NYSE Composite Index Fund        03/30/04          49,646.77          38,531.58          37,068.48

-------

/1/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index to the iShares S&P North American Natural Resources Sector Index Fund and the S&P North American Natural Resources Sector Index(TM), respectively.
/2/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index to the iShares S&P North American Technology-Multimedia Networking Index Fund and the S&P North American Technology-Multimedia Networking Index(TM), respectively.
/3/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index to the iShares S&P North American Technology-Semiconductors Index Fund and the S&P North American Technology-Semiconductors Index(TM), respectively.
/4/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index to the iShares S&P North American Technology-Software Index Fund and the S&P North American Technology-Software Index(TM), respectively.
/5/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index to the iShares S&P North American Technology Sector Index Fund and the S&P North American Technology Sector Index(TM), respectively.

INDEX PROVIDERS. Each Fund is based upon a particular index compiled by one of the following Index Providers: S&P, MSCI, NYSE, and FTSE/Xinhua Limited. Dow Jones maintains and calculates the NYSE Indexes for the NYSE pursuant to a contractual agreement. None of the Index Providers is affiliated with the Funds or with BGI or BGI's affiliates. BGI has provided to the Funds other than the iShares FTSE/Xinhua China 25 Index Fund, the applicable sub-licenses without charge. BGI has entered into a license agreement with FXI to use the FTSE/Xinhua China 25 Index, which includes rights for the Trust to use the FTSE/Xinhua China 25 Index in connection with the iShares FTSE/Xinhua China 25 Index Fund. The iShares FTSE/Xinhua China 25 Index Fund is not required to pay any license fees for its use of the Underlying Index for the purpose of the exchange-traded Fund. Each of the other Funds is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant Index Provider.

Brokerage Transactions
BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The table below sets forth the brokerage commissions paid by each Fund for the periods noted. Any differences in brokerage commissions paid by a Fund from year to year are due to increases or decreases in that Fund's assets over those periods:

                                                         COMMISSIONS       COMMISSIONS       COMMISSIONS
                                            FUND         PAID DURING       PAID DURING       PAID DURING
                                         INCEPTION       FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
FUND                                        DATE          ENDED 2007        ENDED 2006        ENDED 2005
-----------------------------------     -----------     -------------     -------------     -------------
iShares FTSE/Xinhua China 25 Index       10/05/04         1,442,978           888,433          102,210
  Fund
iShares S&P North American               07/10/01           160,924           134,597           78,887
  Technology-Multimedia Networking
  Index Fund/1/
iShares S&P North American               07/10/01            95,457            17,582           49,482
  Technology-Semiconductors Index
  Fund/2/
iShares S&P North American               07/10/01            49,058            25,738           20,378
  Technology-Software Index
  Fund/3/
iShares S&P North American               03/13/01            60,866             8,711           16,136
  Technology Sector Index Fund/4/
iShares S&P North American               10/22/01           222,020            71,466           29,670
  Natural Resources Sector Index
  Fund/5/
iShares MSCI EAFE Index Fund             08/14/01         2,076,596         1,392,523          898,731
iShares MSCI EAFE Growth Index Fund      08/01/05            60,793             8,848            N/A
iShares MSCI EAFE Value Index Fund       08/01/05           173,771            15,782            N/A
iShares NYSE Composite Index Fund        03/30/04            11,364             2,276              930
iShares NYSE 100 Index Fund              03/29/04            18,141             3,905            1,934

-------

/1/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index to the iShares S&P North American Technology-Multimedia Networking Index Fund and the S&P North American Technology-Multimedia Networking Index(TM), respectively.
/2/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index to the iShares S&P North American Technology-Semiconductors Index Fund and the S&P North American Technology-Semiconductors Index(TM), respectively.
/3/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index to the iShares S&P North American Technology-Software Index Fund and the S&P North American Technology-Software Index(TM), respectively.
/4/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index to the iShares S&P North American Technology Sector Index Fund and the S&P North American Technology Sector Index(TM), respectively.
/5/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index to the iShares S&P North American Natural Resources Sector Index Fund and the S&P North American Natural Resources Sector Index(TM), respectively.

The following table sets forth the names of the Funds' "regular broker dealers," as defined under the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the applicable Fund's most recently completed fiscal year:



                                                                              MARKET VALUE
FUND                                ISSUER                                    OF INVESTMENT
----------------------------------- ---------------------------------------- --------------
iShares MSCI EAFE Growth Index Fund UBS AG                                      2,750,050
                                    Nomura Holdings, Inc.                       2,670,868
iShares MSCI EAFE Index Fund        UBS AG                                    375,913,449
                                    Royal Bank of Scotland Group plc (The)    375,318,747
                                    Credit Suisse Group                       254,511,750
                                    Deutsche Bank AG                          240,214,407
                                    Societe Generale                          210,162,368
                                    Nomura Holdings, Inc.                     111,937,177
iShares MSCI EAFE Value Index Fund  Royal Bank of Scotland Group plc (The)     20,013,414
                                    Credit Suisse Group                        13,031,079
                                    UBS AG                                     12,861,387
                                    Deutsche Bank AG                           12,588,395
                                    Societe Generale                           11,409,308
iShares NYSE Composite Index Fund   Citigroup, Inc.                             1,347,037
                                    Bank of America Corp.                       1,253,548
                                    JPMorgan Chase & Co.                          899,476
                                    UBS AG                                        617,114
                                    Deutsche Bank AG                              417,153
                                    Credit Suisse Group                           395,695
                                    Goldman Sachs Group, Inc. (The)               394,572
                                    Merrill Lynch & Co., Inc.                     370,258
                                    Morgan Stanley                                351,796
                                    Nomura Holdings, Inc.                         218,098
                                    Lehman Brothers Holdings, Inc.                199,888
iShares NYSE 100 Index Fund         Citigroup, Inc.                             8,522,496
                                    Bank of America Corp.                       8,023,654
                                    JPMorgan Chase & Co.                        5,864,068
                                    Goldman Sachs Group, Inc. (The)             2,468,196
                                    Merrill Lynch & Co., Inc.                   2,248,928
                                    Morgan Stanley                              2,227,786
                                    Lehman Brothers Holdings, Inc.              1,263,932


The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.

The table below sets forth the portfolio turnover rates of each Fund for the periods noted:

FUND                                 FISCAL YEAR ENDED 7/31/2007   FISCAL YEAR ENDED 7/31/2006
----------------------------------- ----------------------------- ----------------------------
iShares FTSE/Xinhua China 25 Index              36%                            45%
  Fund
iShares S&P North American Natural              18%                             7%
  Resources Sector Index Fund
iShares S&P North American                      53%                            32%
  Technology-Multimedia Networking
  Index Fund
iShares S&P North American                      25%                             6%
  Technology-Semiconductors Index
  Fund
iShares S&P North American                      25%                            16%
  Technology-Software Index Fund

FUND                                 FISCAL YEAR ENDED 7/31/2007   FISCAL YEAR ENDED 7/31/2006
----------------------------------- ----------------------------- ----------------------------
iShares S&P North American                        20%                           5%
  Technology Sector Index Fund
iShares MSCI EAFE Index Fund                       5%                           7%
iShares MSCI EAFE Growth Index Fund               28%                          35%
iShares MSCI EAFE Value Index Fund                21%                          31%
iShares NYSE Composite Index Fund                  7%                           4%
iShares NYSE 100 Index Fund                       10%                           6%


Additional Information Concerning the Trust

SHARES. The Trust currently is comprised of over 125 Funds. The Trust issues shares of beneficial interests in each Fund, with no par value. The Board may designate additional Funds.


Each share issued by a Fund has a PRO RATA interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, shareholders of that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgating thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

TERMINATION OF THE TRUST OR A FUND. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC ACTS AS SECURITIES DEPOSITORY FOR THE SHARES OF THE FUNDS. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.


DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Funds. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Funds at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations
CREATION. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any business day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


FUND DEPOSIT. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (I.E., the Deposit Securities), which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund's Underlying Index and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.


The Cash Component is sometimes also referred to as the "Balancing Amount." The function of the cash component is to compensate for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The

Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (I.E., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (I.E., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares (subject to possible amendments or corrections) of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments, corporate action events and interest payments on underlying bonds are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (I.E., a "cash-in-lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC. The Trust also reserves the right to permit or require a "cash-in-lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit.

PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book-Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant who has executed a Participant Agreement that has been delivered to the Fund and accepted by the Distributor is referred to as "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


All orders to create shares must be placed for one or more Creation Unit Aggregations. Each of the the iShares FTSE/Xinhua China 25 Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund is hereinafter referred to as a "Foreign Fund." All other Funds discussed in this SAI are hereinafter referred to as a "Domestic Fund." Orders to create Creation Unit Aggregations of the Foreign Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as determined on the date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order (E.G., to provide for payments of cash), when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of Foreign Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

PLACEMENT OF CREATION ORDERS FOR DOMESTIC FUNDS USING THE CLEARING PROCESS.
The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through State Street to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.


PLACEMENT OF CREATION ORDERS FOR DOMESTIC FUNDS OUTSIDE THE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern Time, on the "Settlement Date." The Settlement Date is typically the third Business Day following the Transmittal Date. However, the Settlement Date for certain Funds (E.G., the iShares FTSE/Xinhua China 25 Index
Fund) is the second Business Day following the Transmittal Date and each Fund reserves the right to settle transactions on a basis other than T+2. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.


All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to State Street through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by State Street no later than 2:00 p.m., Eastern Time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date;

and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if State Street does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern Time on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 0.1% of 1% (10 basis points) of the value of one Creation Unit at the time of creation.

Creation Unit Aggregations of funds based on domestic indexes may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which BGFA may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with State Street the appropriate amount of federal funds by 2:00 p.m., Eastern Time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or State Street does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with State Street, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which BGFA may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern Time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by State Street or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.


PLACEMENT OF CREATION ORDERS FOR FOREIGN FUNDS. For each Foreign Fund, State Street shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.


The Authorized Participant must also make available no later than 2:00 p.m., Eastern Time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of Foreign Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which

BGFA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, State Street, the Distributor or BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, State Street or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, State Street, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds:

                                         STANDARD CREATION      MAXIMUM CREATION
FUND                                     TRANSACTION FEE*       TRANSACTION FEE*
-----------------------------------     ------------------     ------------------
iShares FTSE/Xinhua China 25 Index             1,300                  5,200
  Fund
iShares S&P North American Natural               500                  2,000
  Resources Sector Index Fund/1/
iShares S&P North American                       200                    800
  Technology-Multimedia Networking
  Index Fund/2/
iShares S&P North American                       250                  1,000
  Technology-Semiconductors
  Index Fund/3/
iShares S&P North American                       250                  1,000
  Technology-Software Index Fund/4/
iShares S&P North American                       500                  2,000
  Technology Sector Index Fund/5/
iShares MSCI EAFE Index Fund                  15,000                 60,000
iShares MSCI EAFE Growth Index Fund           12,800                 51,200
iShares MSCI EAFE Value Index Fund            13,200                 52,800
iShares NYSE 100 Index Fund                      500                  2,000
iShares NYSE Composite Index Fund                500                  2,000

-------
*If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

/1/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index to the iShares S&P North American Natural Resources Sector Index Fund and the S&P North American Natural Resources Sector Index(TM), respectively.
/2/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index to the iShares S&P North American Technology-Multimedia Networking Index Fund and the S&P North American Technology-Multimedia Networking Index(TM), respectively.
/3/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index to the iShares S&P North American Technology-Semiconductors Index Fund and the S&P North American Technology-Semiconductors Index(TM), respectively.
/4/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index to the iShares S&P North American Technology-Software Index Fund and the S&P North American Technology-Software Index(TM), respectively.
/5/Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index to the iShares S&P North American Technology Sector Index Fund and the S&P North American Technology Sector Index(TM), respectively.

REDEMPTION OF SHARES IN CREATION UNITS AGGREGATIONS. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through State Street and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC for Domestic Funds, and through the Distributor, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern Time) on each

Business Day, the identity of the Fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities - as announced on the Business Day of the request for redemption received in proper form - plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum redemption transaction fee for each of the Funds:

                                         STANDARD REDEMPTION      MAXIMUM REDEMPTION
FUND                                      TRANSACTION FEE*         TRANSACTION FEE*
-----------------------------------     --------------------     --------------------
iShares FTSE/Xinhua China 25 Index              1,300                    5,200
  Fund
iShares S&P North American Natural                500                    2,000
  Resources Sector Index Fund/1/
iShares S&P North American                        200                      800
  Technology-Multimedia Networking
  Index Fund/2/
iShares S&P North American                        250                    1,000
  Technology-Semiconductors
  Index Fund/3/
iShares S&P North American                        250                    1,000
  Technology-Software Index Fund/4/
iShares S&P North American                        500                    2,000
  Technology Sector Index Fund/5/
iShares MSCI EAFE Index Fund                   15,000                   60,000
iShares MSCI EAFE Growth Index Fund            12,800                   51,200
iShares MSCI EAFE Value Index Fund             13,200                   52,800
iShares NYSE 100 Index Fund                       500                    2,000
iShares NYSE Composite Index Fund                 500                    2,000

-------
*If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

/1/ Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index to the iShares S&P North American Natural Resources Sector Index Fund and the S&P North American Natural Resources Sector Index(TM), respectively.
/2/ Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index to the iShares S&P North American Technology-Multimedia Networking Index Fund and the S&P North American Technology-Multimedia Networking Index(TM), respectively.
/3/ Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index to the iShares S&P North American Technology-Semiconductors Index Fund and the S&P North American Technology-Semiconductors Index(TM), respectively.
/4/ Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index to the iShares S&P North American Technology-Software Index Fund and the S&P North American Technology-Software Index(TM), respectively.
/5/ Effective March 28, 2008, the Fund and the Underlying Index changed their names from the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index to the iShares S&P North American Technology Sector Index Fund and the S&P North American Technology Sector Index(TM), respectively.

PLACEMENT OF REDEMPTION ORDERS FOR DOMESTIC FUNDS USING THE CLEARING PROCESS.
 Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund

Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

PLACEMENT OF REDEMPTION ORDERS FOR DOMESTIC FUNDS OUTSIDE THE CLEARING PROCESS.
 Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 11:00 a.m., Eastern Time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.


PLACEMENT OF REDEMPTION ORDERS FOR FOREIGN FUNDS. Orders to redeem Creation Unit Aggregations of Foreign Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of Foreign Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 10:00 a.m., Eastern Time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for Foreign Funds may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Funds.


In connection with taking delivery of shares of Fund Securities upon redemption of shares of Foreign Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.


To the extent contemplated by an Authorized Participantion Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time, of the value of the missing shares.


The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by State Street and marked to market daily, and that the fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by State Street according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to State Street by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to State Street prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by State Street on such Transmittal Date. If, however, a redemption order is submitted to State Street by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, (i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to State Street by the DTC Cut-Off-Time) on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the Foreign Fund is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell shares of such Foreign Fund on the Listing Exchange for the Foreign Fund, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.

REGULAR HOLIDAYS.  Each Fund (except the iShares FTSE/Xinhua China 25 Index
Fund) generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (I.E., days on which the national securities exchange is open). The iShares FTSE/Xinhua China 25 Index Fund generally intends to effect delivery of Creation Units and Portfolio Securities on a basis of "T" plus two business days, because the normal settlement cycle for local securities trading in Hong Kong is T plus two business days. Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days (or two business days in the case of the iShares FTSE/Xinhua China 25 Index Fund) of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (E.G., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2008 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:



                    ARGENTINA
------
Jan.1      May 1       Nov. 6
March 20   June 6      Dec. 24
March 21   July 9      Dec. 25
March 31   August 18   Dec. 31
                    AUSTRALIA
------
Jan.1      March 21    May 19       August 13
Jan.28     March 24    June 2       October 6
March 3    April 25    June 9       Nov. 4
March 10   May 5       August 4     Dec. 25
                                    Dec. 26
                     AUSTRIA
------
Jan.1      May 12      Dec. 24
March 21   May 22      Dec. 25
March 24   August 15   Dec. 26
May 1      Dec. 8      Dec. 31
                     BELGIUM
------
Jan.1      May 2       Nov. 11
March 21   May 17      Dec. 25
March 24   July 21     Dec. 26
May 1      August 15
                      BRAZIL
------
Jan.1      March 21    July 9       Dec. 31
Jan.25     April 21    Nov. 20
Feb. 4     May 1       Dec. 24
Feb. 5     May 22      Dec. 25
                      CANADA
------
Jan.1      May 21      Sept. 3      Dec. 26
Jan.2      June 25     October 8
Feb. 19    July 2      Nov. 12
April 6    August 6    Dec. 25
                      CHILE
------
Jan.1      August 15   Dec. 25
March 21   Sept. 18    Dec. 31
May 1      Sept. 19
May 21     Dec. 8

                      CHINA
------
Jan.1      Feb. 11     May 7        October 6
Jan.21     Feb. 12     May 26       October 7
Feb. 4     Feb. 13     July 4       October 13
Feb. 5     May 1       Sept. 1      Nov. 11
Feb. 6     May 2       October 1    Nov. 27
Feb. 7     May 5       October 2    Dec. 25
Feb. 8     May 6       October 3
                     DENMARK
------
Jan.1      April 18    Dec. 24
March 20   May 1       Dec. 25
March 21   May 12      Dec. 26
March 24   June 5      Dec. 31
                     FINLAND
------
Jan.1      June 20     Dec. 31
March 21   Dec. 24
March 24   Dec. 25
May 1      Dec. 26
                      FRANCE
------
Jan.1      May 8       Dec. 25
March 21   June 14     Dec. 26
March 24   August 15
May 1      Nov. 11
                     GERMANY
------
Jan.1      May 1       October 3    Dec. 31
Feb. 4     May 12      Dec. 24
March 21   May 22      Dec. 25
March 24   August 15   Dec. 26
                      GREECE
------
Jan.1      March 25    June 16      Dec. 26
March 10   April 25    August 15
March 21   April 28    October 28
March 24   May 1       Dec. 25

                   HONG KONG
---------------------------------------------
Jan.1      March 24    July 1       Dec. 25
Feb. 6     April 4     Sept. 15     Dec. 26
Feb. 7     May 1       October 1    Dec. 31
Feb. 8     May 12      October 7
March 21   June 9      Dec. 24
                   INDONESIA
------
Jan.1      April 7     Sept. 29     Dec. 25
Jan.10     May 1       October 1    Dec. 26
Jan.11     May 20      October 2    Dec. 29
Feb. 7     July 28     October 3    Dec. 31
March 20   July 30     Dec. 8
March 21   August 18   Dec. 24
                    IRELAND
------
Jan.1      May 1       October 27   Dec. 29
March 17   May 5       Dec. 24
March 21   June 2      Dec. 25
March 24   August 4    Dec. 26
                     ITALY
------
Jan.1      June 2      Dec. 25
March 21   August 15   Dec. 26
April 25   Dec. 8      Dec. 31
May 1      Dec. 24
                     JAPAN
------
Jan.1      Feb. 11     July 21      Nov. 3
Jan.2      March 20    Sept. 15     Nov. 24
Jan.3      April 29    Sept. 23     Dec. 23
Jan.14     May 5       October 13   Dec. 31
                   MALAYSIA
------
Jan.1      March 20    Sept. 1      Dec. 8
Jan.10     May 1       October 1    Dec. 25
Feb. 1     May 19      October 2    Dec. 29
Feb. 6     May 20      October 3
Feb. 7     May 30      October 27
Feb. 8     June 7      October 28
                    MEXICO
------
Jan.1      March 21    Nov. 20
Feb. 4     May 1       Dec. 12
March 17   Sept. 16    Dec. 25
March 20   Nov. 17
                  NETHERLANDS
------
Jan.1      May 1
March 21   May 12
March 24   Dec. 25
April 30   Dec. 26

                  NEW ZEALAND
---------------------------------------------
Jan.1      Feb. 6      June 2
Jan.2      March 21    October 27
Jan.21     March 24    Dec. 25
Jan.28     April 25    Dec. 26
                    NORWAY
------
Jan.1      May 1       Dec. 26
March 20   May 12      Dec. 31
March 21   Dec. 24
March 24   Dec. 25
                  PHILIPPINES
------
Jan.1      June 12     Dec. 25
Feb. 25    August 21   Dec. 30
March 20   October 1   Dec. 31
March 21   Dec. 24
                   PORTUGAL
------
Jan.1      April 25    June 13      Dec. 25
Feb. 5     May 1       Dec. 1       Dec. 26
March 21   May 22      Dec. 8
March 24   June 10     Dec. 24
                   SINGAPORE
------
Jan.1      May 1       October 1    Dec. 17
Feb. 7     May 19      October 27   Dec. 25
Feb. 8     May 20      October 28
March 21   August 9    Dec. 8
                 SOUTH AFRICA
---------------------------------------------
Jan.1      May 1       Dec. 25
March 21   June 16     Dec. 26
March 24   Sept. 24
April 28   Dec. 16
                  SOUTH KOREA
---------------------------------------------
Jan.1      April 10    July 17      Dec. 31
Feb. 6     May 1       August 15
Feb. 7     May 5       Sept. 5
Feb. 8     May 12      October 3
April 9    June 6      Dec. 25
                     SPAIN
------
Jan.1      March 24    July 25      Dec. 26
Jan.7      May 1       August 15
March 20   May 2       Dec. 8
March 21   May 15      Dec. 25

                     SWEDEN
------
Jan.1      June 6       Dec. 26
March 21   June 20      Dec. 31
March 24   Dec. 24
May 1      Dec. 25
                  SWITZERLAND
------
Jan.1      May 1        Sept. 11     Dec. 31
Jan.2      May 12       Dec. 8
March 19   May 22       Dec. 24
March 21   August 1     Dec. 25
March 24   August 15    Dec. 26
                     TAIWAN
------
Jan.1      Feb. 7       April 4
Feb. 4     Feb. 8       May 1
Feb. 5     Feb. 11      June 9
Feb. 6     Feb. 28      October 10
                    THAILAND
------
Jan.1      April 15     July 1       Dec. 5
Feb. 20    May 1        July 18      Dec. 10
April 7    May 5        August 12
April 14   May 20       October 23

                 UNITED KINGDOM
----------------------------------------------
Jan.1      May 26
March 21   August 25
March 24   Dec. 25
May 5      Dec. 26
                 UNITED STATES
----------------------------------------------
Jan.1      May 26       Nov. 11
Jan.21     July 4       Nov. 27
Feb. 18    Sept. 1      Dec. 25
March 21   October 13
                   VENEZUELA
------
Jan.1      May 1        August 18
Feb. 4     May 5        Dec. 8
Feb. 5     May 26       Dec. 25
March 19   June 24
March 20   July 24



            SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2008



  Argentina        03/17/08   03/25/08   8
                   03/18/08   03/26/08   8
                   03/19/08   03/27/08   8
  China            02/04/08   02/14/08   10
                   02/05/08   02/15/08   10
                   02/06/08   02/18/08   12
                   04/28/08   05/08/08   10
                   04/29/08   05/09/08   10
                   04/30/08   05/12/08   12
                   09/26/08   10/08/08   12
                   09/29/08   10/09/08   10
                   09/30/08   10/10/08   10
  Croatia          12/19/08   12/29/08   10
                   12/22/08   12/30/08   8
                   12/23/08   01/02/09   10
  Czech Republic   12/19/08   12/29/08   10
                   12/22/08   12/30/08   8
                   12/23/08   12/31/08   8
  Denmark          03/17/08   03/25/08   8
                   03/18/08   03/26/08   8
                   03/19/08   03/27/08   8
  Finland          03/17/08   03/25/08   8
                   03/18/08   03/26/08   8
                   03/19/08   03/27/08   8
  Indonesia        09/26/08   10/06/08   10

                09/29/08   10/07/08   8
                09/30/08   10/08/08   8
  Japan         12/26/08   01/05/09   10
                12/29/08   01/06/09   8
                12/30/08   01/07/09   8
  Mexico        03/14/08   03/24/08   10
  Norway        03/17/08   03/25/08   8
                03/18/08   03/26/08   8
                03/19/08   03/27/08   8
  Philippines   12/24/08   01/02/09   9
  Russia *      12/26/07   01/08/08   13
                12/27/07   01/09/08   13
                12/28/07   01/10/08   13
  Sweden        03/17/08   03/25/08   8
                03/18/08   03/26/08   8
                03/19/08   03/27/08   8
  Turkey        12/04/08   12/12/08   8
                12/05/08   12/15/08   10
  Venezuela     03/14/08   03/24/08   10
                03/17/08   03/25/08   8
                03/18/08   03/26/08   8


-------

* Settlement cycle in Russia is negotiated on a deal by deal basis. Above data reflects a hypothetical T + 3 Cycle Covers market closings that have been confirmed as of 11/1/07. Holidays are subject to change without notice.


Taxes

REGULATED INVESTMENT COMPANY QUALIFICATIONS. Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer, or of two or more issuers of which 20% or more of the voting securities are held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other
RIC) or the securities of one or more qualified publicly traded partnerships.
 A Fund's investments in partnerships, including in qualified publicly traded partnerships, may result in that Fund being subject to state, local, or foreign income, franchise or withholding tax liabilities.

TAXATION OF RICS. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies the minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (I.E., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (I.E., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

TAXATION OF CERTAIN DERIVATIVES.   A Fund's transactions in zero coupon
securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

A Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.


EXCISE TAX. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.


NET CAPITAL LOSS CARRYFORWARDS. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

The following Funds had tax basis net capital loss carryforwards at July 31, 2007, the tax year-end of the Funds, as follows:

FUND                  EXPIRING 2010   EXPIRING 2011   EXPIRING 2012   EXPIRING 2013   EXPIRING 2014   EXPIRING 2015       TOTAL
-------------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
iShares S&P North       $  638,692      $1,579,887     $ 2,523,700       $143,622      $   184,019      $1,580,603    $ 6,650,523
 American Technology
 Sector Index Fund
iShares S&P North          130,370       5,798,354       3,242,309        981,871        4,629,661       8,142,402     22,924,967
 American Technology
 -Multimedia
 Networking Index
 Fund
iShares S&P North          175,882         472,453         510,075          2,373        1,635,360       5,309,649      8,105,792
 American Technology
 -Semiconductors
 Index Fund
iShares S&P North                -         797,714         761,567              -           38,268       2,827,824      4,425,373
 American Technology
 -Software Index Fund
iShares S&P North                -         256,427         187,450              -        1,870,831         785,924      3,100,632
 American Natural
 Resources Sector
 Index Fund
iShares NYSE                     -               -               -              -                -           8,687          8,687
 Composite
 Index Fund
iShares NYSE 100                 -               -          25,021              -          208,513         123,690        357,224
 Index Fund
iShares FTSE/Xinhua              -               -               -              -        3,332,711               -      3,332,711
 China 25
 Index Fund
iShares MSCI EAFE                -               -      26,679,808        150,352                -               -     26,830,160
 Index Fund
iShares MSCI EAFE                -               -               -              -                -               -              -
 Growth Index Fund
iShares MSCI EAFE                -               -               -              -                -               -              -
 Value Index Fund



FUNDS HOLDING FOREIGN INVESTMENTS. Each Fund, but in particular the iShares FTSE/Xinhua China 25 Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund, and iShares MSCI EAFE Value Index Fund, may be subject to foreign income taxes withheld at the source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's PRO RATA share of the Fund's foreign income taxes, and
(ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's PRO RATA share of the Fund's foreign income taxes. A foreign person who invests in a Fund that elects to "pass through" its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. Certain limitations will be imposed to the extent to which the foreign tax credit may be claimed.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's PRO RATA share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.


FEDERAL TAX TREATMENT OF COMPLEX SECURITIES. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.


Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts (referred to as "Section 1256 contracts") as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.


As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). Estimated income or loss from non-periodic contingent payments may be recognized on a current basis. The tax treatments of many types of credit default swaps are uncertain.


Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

TAXATION OF U.S. SHAREHOLDERS. Dividends and other distributions by a Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their PRO RATA share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income, subject to the discussions of qualified dividend income below.


If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in the shares of the Fund, and as a capital gain thereafter (if the shareholder holds such shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (I.E., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

SALES OF SHARES. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (E.G., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

BACK-UP WITHHOLDING. In certain cases, a Fund will be required to withhold at the applicable withholding rate, currently 28%, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to back-up withholding by the IRS; (3) has failed to certify to a Fund that such shareholder is not subject to back-up withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

SECTIONS 351 AND 362. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the IRC, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund's basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.


QUALIFIED DIVIDEND INCOME. Distributions by each Fund of investment company taxable income, whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Substitute dividend payments received with respect to securities lent out are not qualified dividend income. A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or
(iii) the shareholder elects to treat such dividend as investment income under
Section 163(d)(4)(B) of the IRC. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Capital gain distributions consisting of each Fund's net capital gains will be taxable as long-term capital gains.


CORPORATE DIVIDENDS RECEIVED DEDUCTION. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.


REPORTING. If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service ("IRS") a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.


OTHER TAXES. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

TAXATION OF NON-U.S. SHAREHOLDERS. Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they: (i) are paid in respect of a Fund's "qualified net interest income" (generally, a Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income); or (ii) are paid in respect of a Fund's "qualified short-term capital gains" (generally, the excess of a Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A distribution from a Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations. A distribution paid prior to 2008 attributable to a Fund's sale of a REIT or other U.S. real property holding company will also be treated as real property gain if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. Restrictions apply regarding wash sale and substitute payment transactions.


The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Each Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The applicable Annual Report to Shareholders is delivered with this SAI to shareholders requesting this SAI.



Miscellaneous Information

COUNSEL. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, located at Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Trust, audits the Funds' financial statements and may perform other services.


SHAREHOLDER COMMUNICATIONS TO THE BOARD. Shareholders may make inquiries by writing to the Trust, c/o the Distributor, One Freedom Valley Drive, Oaks, PA
19456.   The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o Barclays Global Investors, N.A. - Mutual Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholders' communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.

BGI-F-215-07008